UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1500

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code:(310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Maturity Date		Principal Amount	Value
BONDS — 92.07%
ASSET-BACKED SECURITIES — 28.00%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$35,437	$34,948
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		5,309	5,268
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33		17,363	17,269
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33		15,051	14,411
Bayview Financial Acquisition Trust 2004-B A1
1.47%	05/28/39	2,3,†	3,014,707	2,110,377
Bayview Financial Acquisition Trust 2005-A A1
0.97%	02/28/40	2,3,†	4,000,000	2,961,093
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.97%	12/28/40	2,3,†	3,900,000	3,043,067
Citicorp Residential Mortgage Securities, Inc. 2006-1 A1 (STEP)
5.96%	07/25/36		313,105	308,359
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.65%	03/25/37	[2]	2,500,000	1,247,680
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.77%	07/25/37	[2]	1,765,000	939,413
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		10,252	8,958
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	27,128	23,787
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		3,123	3,094
Countrywide Asset-Backed Certificates 2003-BC1 M1
1.39%	12/25/32	[2]	351,357	146,548
Countrywide Asset-Backed Certificates 2007-10 2A2
0.59%	06/25/47	2,†	2,975,000	1,874,269
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		147,119	128,287
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		242,850	255,103
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		6,465	5,736
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
2.80%	03/25/24	2,†	3,061,446	2,242,898
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 A2C
0.78%	03/25/35	[2]	703,580	660,043
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		1,277	1,276
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		176,328	131,906
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		52,459	39,789
GSAMP Trust 2004-FM1 M2
2.57%	11/25/33	[2]	593,592	386,383
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[4]	2,300,000	551,462
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	264,912	218,112
Inman Square Funding Ltd. 2005-2A I
4.66%	10/06/40	2,3,4,†	1,926,369	606,814
Irwin Home Equity Corp. 2003-A M2
3.12%	10/25/27	[2]	1,239,849	991,292
Ivy Lane CDO Ltd. 2006-1A A1
3.19%	02/05/46	2,3,4,†	1,778,895	426,943
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	20,158	17,646
MASTR Asset Backed Securities Trust 2006-HE4 A1
0.52%	11/25/36	[2]	800,460	738,167
Mid-State Trust 6 A4
7.79%	07/01/35		52,698	48,624
Morgan Stanley ABS Capital I 2004-NC2 M2
2.27%	12/25/33	[2]	1,959,590	1,485,128
Morgan Stanley ABS Capital I 2007-HE5 A2A
0.58%	03/25/37	[2]	861,731	778,560
Morgan Stanley ABS Capital I 2007-NC2 A2A
0.58%	02/25/37	[2]	910,833	821,755
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
0.52%	11/25/36	[2]	662,806	628,641
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		5,918	5,016
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		9,283	7,445
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		464,722	373,887
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	66,546	4,442

/ 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		$201,761	$180,851
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		20,548	18,800
Saxon Asset Securities Trust 2002-1 M2
2.27%	11/25/31	[2]	208,661	115,213
Structured Asset Securities Corp. 2007-EQ1 A4
0.72%	03/25/37	2,†	3,000,000	1,170,148
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3,4]	9,662,236	84,545
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	883
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		2,032,601	2,028,597
Wells Fargo Home Equity Trust 2007-1 A1
0.57%	03/25/37	[2]	386,165	355,227

Total Asset-Backed Securities (Cost $41,999,552)				28,248,160

CORPORATES — 7.03%*
Banking — 0.55%
JPMorgan Chase Bank NA
8.75%	11/28/21	[2]	557,000	557,167

Finance — 4.75%
Countrywide Financial Corp. (MTN)
1.69%	03/24/09	[2]	1,370,000	1,358,928
Ford Motor Credit Co. LLC
7.57%	01/13/12	[2]	1,130,000	735,913
Goldman Sachs Group LP
4.50%	06/15/10		400,000	394,291
Goldman Sachs Group, Inc. (The)
5.45%	11/01/12		500,000	468,797
Goldman Sachs Group, Inc. B (The) (MTN)
4.46%	07/22/15	[2]	200,000	148,000
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[5]	883,000	83,885
Merrill Lynch & Co., Inc. (MTN)
4.02%	05/20/09	[2]	520,000	513,457
Morgan Stanley
5.05%	01/21/11		790,000	759,150
6.75%	04/15/11		155,000	152,587
Morgan Stanley (MTN)
4.95%	10/18/16	[2]	260,000	179,206

				4,794,214

Transportation — 1.73%
American Airlines, Inc., AMBAC Assurance Corp. 2003-1
3.86%	07/09/10		1,403,962	1,245,815
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[6]	600,000	492,000

				1,737,815

Total Corporates (Cost $7,955,257)				7,089,196

BANK LOANS — 1.50%*
Electric — 0.96%
Calpine CCFC I Term Loan
7.46%	08/26/09	[7]	994,764	969,895

Transportation — 0.54%
Northwest Air Dip
2.39%	05/21/12	[7]	735,814	543,715

Total Bank Loans (Cost $1,733,854)				1,513,610

MORTGAGE-BACKED — 55.54%**
Commercial Mortgage-Backed — 8.04%
Banc of America Mortgage Securities, Inc. 2003-E 2A1
4.71%	06/25/33	[2]	1,809,359	1,377,928
Bayview Commercial Asset Trust 2007-3 A1
0.71%	07/25/37	2,3,†	1,565,401	1,195,499
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.56%	02/25/37	[2]	1,588,127	1,442,689
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.57%	06/25/37	[2]	979,930	748,241
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[2]	690,000	299,307
JPMorgan Mortgage Trust 2005-A2 9A1
5.79%	04/25/35	[2]	787,926	498,941
Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1
0.70%	05/25/45	[2]	2,915,734	1,391,160
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
0.66%	09/25/47	[2]	2,997,209	1,160,218

				8,113,983

Non-Agency Mortgage-Backed — 28.93%
Adjustable Rate Mortgage Trust 2005-1 1A1
5.67%	05/25/35	2,†	1,688,196	929,432
Alliance Bancorp Trust 2007-OA1 A1
0.71%	07/25/37	[2]	4,464,787	1,731,730

2 /

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Investment Trust 2004-3 3A
4.78%	10/25/34	[2]	$1,294,065	$620,333
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		63,500	60,913
Banc of America Mortgage Securities, Inc. 2003-A 2A2
6.80%	02/25/33	[2]	8,392	6,526
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		926,733	853,009
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[2]	498,595	281,689
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		650,849	559,806
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	4,8,†	2,915,383	13,780
Countrywide Alternative Loan Trust 2005-16 A5
0.75%	06/25/35	[2]	896,918	243,038
Countrywide Alternative Loan Trust 2005-27 2A1
3.61%	08/25/35	[2]	1,831,314	791,657
Countrywide Alternative Loan Trust 2005-61 2A1
0.75%	12/25/35	[2]	1,494,873	677,650
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
4.22%	05/20/46	[4]	10,697,106	195,556
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.31%	11/25/32	[2]	200,000	126,325
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4
4.81%	10/25/33	[2]	1,552,018	1,145,154
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		994,806	835,896
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
0.99%	09/19/44	[2]	306,464	156,971
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.95%	07/19/44	[2]	759,500	476,992
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
5.17%	11/19/32	[2]	58,713	52,171
First Horizon Asset Securities, Inc. 2002-AR2 2A1
5.13%	12/27/32	[2]	41,324	32,980
First Horizon Asset Securities, Inc. 2003-AR2 1A1
5.50%	07/25/33	[2]	102,115	81,850
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		87,340	86,952
Harborview Mortgage Loan Trust 2004-8 2A4A
0.98%	11/19/34	[2]	1,619,618	814,063
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[4,8]	3,601,765	48,961
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.55%	10/19/35	[4]	27,279,967	170,500
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.86%	12/25/34	[2]	1,256,065	650,618
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[4,8]	1,515,162	13,258
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.45%	10/25/34	[2]	902,012	639,498
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
1.25%	10/25/36	[2]	1,611,790	732,137
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
6.21%	01/25/34	[2]	69,555	48,357
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
5.72%	10/25/34	[2]	1,224,358	705,253
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
5.30%	06/25/34	[2]	73,945	36,692
MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1A
3.33%	12/25/46	[2]	4,079,515	1,475,128
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[2]	251,167	202,220
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		983,835	924,218
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
4.83%	12/25/32	[2]	745,521	523,827
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		30,386	30,400
Residential Accredit Loans, Inc. 2007-QS8 A10
6.00%	06/25/37		2,456,111	2,021,157

/ 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		$381,044	$380,759
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		206,573	210,369
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		68,814	71,158
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		463,354	478,869
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		2,495,254	1,723,010
Residential Asset Securitization Trust 2004-IP2 2A1
5.24%	12/25/34	[2]	707,256	406,985
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		2,886,747	2,270,199
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.67%	10/25/36	[2]	2,302,698	910,551
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	65,194	57,125
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
3.03%	04/25/47	[2]	3,352,570	1,479,486
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
3.66%	06/25/42	[2]	175,183	128,299
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.95%	06/25/33	[2]	670,191	511,984
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.85%	02/25/47	4,8,†	67,564,009	1,138,633
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		211,288	196,961
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		250,643	224,563

				29,185,648

U.S. Agency Mortgage-Backed — 18.57%
Fannie Mae 1988-12 A
10.00%	02/25/18	[2]	133,267	139,094
Fannie Mae 1993-80 S
10.30%	05/25/23	[2]	11,375	10,687
Fannie Mae 1994-55 S
17.63%	12/25/23	[2]	1,984	2,039
Fannie Mae 1997-23 PB
6.63%	01/25/22		37,539	38,476
Fannie Mae 1998-58 PC
6.50%	10/25/28		1,105,495	1,152,573
Fannie Mae 2000-27 AN
6.00%	08/25/30		21,488	22,090
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	7,066	5,253
Fannie Mae 2001-68 PV
6.00%	11/25/18		5,891	5,880
Fannie Mae 2003-124 (IO)
5.25%	03/25/31		98,916	9,302
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	144,044	108,333
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		333,189	29,066
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		114,020	5,808
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	325,254	328,827
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	891,142	801,710
Fannie Mae Pool 111643
6.44%	09/01/20	[2]	30,112	30,815
Fannie Mae Pool 190656
6.50%	02/01/14		243,434	255,373
Fannie Mae Pool 254190
5.50%	02/01/09		141,304	141,088
Fannie Mae Pool 523829
8.00%	11/01/19		328,707	348,112
Fannie Mae Pool 555098
5.09%	11/01/32	[2]	195,945	196,484
Fannie Mae Pool 555177
4.85%	01/01/33	[2]	227,461	224,523
Fannie Mae Pool 555207
7.00%	11/01/17		47,187	49,110
Fannie Mae Pool 567002
8.00%	05/01/23		167,264	176,593
Fannie Mae Pool 646884
5.48%	05/01/32	[2]	18,924	18,986
Fannie Mae Pool 647903
4.45%	04/01/27	[2]	63,073	62,927
Fannie Mae Pool 648860
6.50%	05/01/17		994,485	1,040,861
Fannie Mae Pool 655127
7.00%	07/01/32		53,967	56,621

4 /

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 655133
7.00%	08/01/32		$51,234	$53,748
Fannie Mae Pool 655151
7.00%	08/01/32		84,065	88,024
Fannie Mae Pool 753630
4.80%	11/01/33	[2]	291,310	292,549
Fannie Mae Pool 754001
5.72%	12/01/33	[2]	752,613	755,990
Fannie Mae Pool 762525
6.50%	11/01/33		229,403	238,436
Fannie Mae Pool 770900
4.33%	04/01/34	[2]	571,549	573,018
Fannie Mae Pool 771153
5.67%	02/01/34	[2]	1,331,309	1,335,534
Fannie Mae Pool 805268
4.91%	01/01/35	[2]	680,930	677,075
Fannie Mae Pool 811267
5.18%	12/01/34	[2]	220,510	221,871
Freddie Mac 1214 KA
2.08%	02/15/22	[2]	8,630	8,612
Freddie Mac 1526 L
6.50%	06/15/23		36,595	38,293
Freddie Mac 1662 L
2.16%	01/15/09	[2]	126	126
Freddie Mac 1695 EA
7.00%	12/15/23		2,139	2,138
Freddie Mac 1702 TJ
7.00%	04/15/13		145,540	146,842
Freddie Mac 2043 CJ
6.50%	04/15/28		83,071	86,400
Freddie Mac 2451 SP
14.31%	05/15/09	[2]	4,586	4,677
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		447,317	18,029
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		476,321	22,253
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		303,504	1,001
Freddie Mac 2594 VK
5.00%	02/15/23		366,777	370,217
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		73,918	9,485
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		311,762	30,254
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	1,139,759	1,157,831
Freddie Mac 2905 JG
7.00%	09/15/34		573,788	580,970
Freddie Mac 2906 NX (IO)
4.31%	12/15/34		7,190,584	274,846
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	21,197
Freddie Mac 3202 HS (IO)
5.46%	08/15/36		6,217,049	228,143
Freddie Mac Gold C90237
6.50%	11/01/18		193,153	202,554
Freddie Mac Gold C90474
7.00%	08/01/21		270,127	284,197
Freddie Mac Gold D93410
6.50%	04/01/19		182,833	191,657
Freddie Mac Gold O30092
5.50%	10/01/15		170,681	174,889
Freddie Mac Gold P20295
7.00%	10/01/29		93,844	96,905
Freddie Mac Gold P50214
6.50%	02/01/34	†	416,968	420,584
Freddie Mac Gold P50230
6.50%	04/01/34	†	1,046,752	1,055,829
Freddie Mac Gold P60084
6.00%	03/01/16	†	736,443	719,414
Freddie Mac Non Gold Pool 775554
5.52%	10/01/18	[2]	6,844	6,897
Freddie Mac Non Gold Pool 782824
4.71%	11/01/34	[2]	880,658	871,649
Freddie Mac Non Gold Pool 865369
4.86%	06/01/22	[2]	5,415	5,467
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		306,999	24,684
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		35,451	302
Ginnie Mae 2003-95 SB
14.49%	09/17/31	[2]	61,123	62,062
Ginnie Mae 2004-2 FW
3.30%	01/16/34	[2]	333,098	283,944
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		2,358,429	127,905
Ginnie Mae II Pool 80546
5.00%	10/20/31	[2]	54,337	53,617
Ginnie Mae II Pool 80610
5.38%	06/20/32	[2]	695,748	692,384
Ginnie Mae II Pool 80614
4.63%	07/20/32	[2]	87,189	84,988
Ginnie Mae II Pool 80687
5.50%	04/20/33	[2]	386,585	384,091
Ginnie Mae II Pool 81018
4.63%	08/20/34	[2]	283,480	276,152

/ 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8339
5.13%	12/20/23	[2]	$95,451	$94,218
Ginnie Mae II Pool 8684
4.63%	08/20/25	[2]	125,268	123,021

				18,735,600

Total Mortgage-Backed (Cost $78,673,897)				56,035,231

Total Bonds — 92.07% (Cost $130,362,560)				92,886,197

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 26.21%
Commercial Paper — 2.05%
BNP Paribas Finance, Inc.
0.34%[9]	01/20/09		$1,055,000	1,054,821
National Rural Utilities Co.
0.25%[9]	01/29/09		1,010,000	1,009,810

				2,064,631

Money Market Fund — 13.24%
Goldman Sachs Group, Inc. (The), 1.40%			13,363,000	13,363,000

U.S. Agency Discount Notes — 10.92%
Fannie Mae
0.15%[9]	02/23/09	[10]	111,000	110,972
Federal Home Loan Bank
0.08%[9]	01/21/09		1,195,000	1,194,950
0.10%[9]	01/20/09		3,165,000	3,164,842
0.12%[9]	01/23/09		1,810,000	1,809,873
0.86%[9]	01/13/09		1,105,000	1,104,738
Freddie Mac
1.00%[9]	01/27/09		3,635,000	3,634,038

				11,019,413

Total Short Term Investments (Cost $26,445,457)				26,447,044

				Value
Total Investments — 118.28% (Cost $156,808,017)[1]				119,333,241

Liabilities in Excess of Other Assets — (18.28)%				(18,439,676)

Net Assets — 100.00%				$100,893,565

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
7	Euro Dollar Ninety Day, March 2009	$(9,214)
10	Euro Dollar Ninety Day, June 2009	(24,089)
10	Euro Dollar Ninety Day, September 2009	(26,100)
10	Euro Dollar Ninety Day, December 2009	(28,225)
31	U.S. Treasury Two Year Note, March 2009	(90,061)

	Net unrealized depreciation	$(177,689)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$2,823	98,058

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/31/22	2,000	17,221

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	1,790	(14,861)

			$100,418

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	450	34,792

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	445	49,373

			$84,165

6 /

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES

The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.63%, due 02/17/09. Counterparty: CS First Boston	03/20/09	AA	$1,000	$1,873	$1,873

Receive a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston	12/20/10	AAA	640	26,082	26,082

				$27,955	$27,955

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	$(651,056)	1,160	(48,897)	(699,953)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	(1,173,174)	2,300	(214,663)	(1,387,837)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(1,708,754)	3,350	(312,661)	(2,021,415)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(2,088,315)	4,550	(681,811)	(2,770,126)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(549,820)	1,000	(58,999)	(608,819)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston	01/25/38	(381,407)	700	(44,766)	(426,173)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc	01/25/38	(266,217)	500	(38,193)	(304,410)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.	01/25/38	(266,217)	500	(38,192)	(304,409)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(404,508)	500	(33,455)	(437,963)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(809,017)	1,000	(66,908)	(875,925)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(480,943)	600	(44,612)	(525,555)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(404,508)	500	(33,455)	(437,963)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(322,614)	400	(27,756)	(350,370)

		$(9,506,550)		$(1,644,368)	$(11,150,918)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $156,808,017 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$2,760,100
Gross unrealized depreciation	(40,234,876)

Net unrealized (depreciation)	$(37,474,776)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $10,445,984 representing 10.35% of total net assets.

[4]	Illiquid security.
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA

05/09/08	Calpine CCFC I Term Loan, 7.46%, 08/26/09	$998,040	$969,895	0.96%
08/21/06	Northwest Air Dip, 2.39%, 05/21/12	735,814	543,715	0.54%

		$1,733,854	$1,513,610	1.50%

[8]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.

/ 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $19,913,222 which is 19.74% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(AMBAC):	American Municipal Bond Insurance
(IO):	Interest only
(DIP):	Defaulted interest payment
(LIBOR):	London InterBank Offer Rate
(MTN):	Medium term note
(STEP):	Step coupon bond

8 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 104.32%
ASSET-BACKED SECURITIES — 22.22%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$107,794	$106,959
Amresco Residential Securities Mortgage Loan Trust 1998-1 A5 (STEP)
7.57%	10/25/27		46,923	46,775
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2,3]	4,698	969
Bayview Financial Acquisition Trust 2005-A A1
0.97%	02/28/40	3,4,†	12,500,000	9,253,415
Bayview Financial Acquisition Trust 2006-B 2A2
0.67%	04/28/36	[3]	4,538,264	4,263,049
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.97%	12/28/40	3,4,†	14,000,000	10,923,830
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		4,928,137	4,226,725
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.66%	01/25/47	[3]	2,228,110	1,833,240
Bear Stearns Asset Backed Securities Trust 2007-HE1 1A1
0.59%	02/25/37	[3]	2,428,418	2,048,351
Bear Stearns Asset Backed Securities Trust 2007-HE5 1A2
0.65%	06/25/47	[3]	5,200,000	3,194,014
Carrington Mortgage Loan Trust 2004-NC2 M1
1.16%	08/25/34	[3]	218,633	114,594
Castle Trust 2003-1AW A1
1.95%	05/15/27	3,4,†	3,442,050	1,893,149
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13	[3]	5,943,736	5,878,142
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
1.37%	02/25/32	[3]	815,624	532,581
Citicorp Residential Mortgage Securities, Inc. 2006-1 A1 (STEP)
5.96%	07/25/36		2,252,993	2,218,847
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A2
0.57%	01/25/37	[3]	125,000	100,924
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.65%	03/25/37	[3]	150,000	74,861
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
1.77%	07/25/37	[3]	90,000	47,902
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
2.12%	07/25/37	3,†	8,520,000	1,533,653
Conseco Finance 2001-D A5
6.19%	11/15/32	[3]	608,966	526,215
Conseco Financial Corp. 1994-1 A5
7.65%	04/15/19		604,851	528,506
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	43,802	33,336
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		5,225,216	4,276,310
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
0.70%	11/25/36	[3]	6,000,000	2,305,000
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37		20,580,000	16,418,992
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.53%	04/25/37	[3]	5,605,399	4,470,065
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		1,940	1,721
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25		9,365,000	4,431,524
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		64,670	9,705
Genesis Funding Ltd. 2006-1A G1
0.82%	12/19/32	3,4,†	8,650,000	4,325,470
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.91%	06/25/30	[3]	3,686,155	2,155,774
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		4,731,514	4,653,540
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		223,202	157,575
GSAA Trust 2006-9 A4A
0.71%	06/25/36	3,†	13,500,000	4,455,373
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[2]	2,228,000	534,199
HFC Home Equity Loan Asset Backed Certificates 2007-1 AS
0.71%	03/20/36	[3]	13,855,206	9,168,253
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.81%	07/20/36	[3]	1,325,000	460,955
HFC Home Equity Loan Trust 2005-3 M1
0.93%	01/20/35	[3]	5,036,806	3,369,881

/ 9

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Asset Trust 2007-3 2A2
0.65%	08/25/37	3,†	$5,635,000	$4,226,664
Home Equity Mortgage Trust 2006-1 A1B
0.60%	05/25/36	[3]	1,636,262	1,146,786
Ivy Lane CDO Ltd. 2006-1A A1
3.19%	02/05/46	2,3,4,†	8,968,595	2,152,502
JPMorgan Mortgage Acquisition Corp. 2006-WMC4 A4
0.62%	12/25/36	[3]	20,000,000	5,862,302
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	10,188,397
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	12,317,446
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV1
0.53%	04/01/37	[3]	10,772,924	8,483,290
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV4
0.75%	03/25/47	[3]	50,000	10,929
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.55%	05/15/41	2,†	426,140,063	7,503,934
Lehman XS Trust 2006-12N A1A1
0.55%	08/25/46	[3]	596,137	590,787
Lehman XS Trust 2006-GP1 A4A
0.80%	05/25/46	[2,3]	12,235,456	610,238
MASTR Asset Backed Securities Trust 2006-WMC3 A4
0.63%	08/25/36	[3]	80,000	23,139
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.62%	05/25/37	[3]	6,260,000	3,845,427
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.68%	05/25/37	[3]	55,000	19,769
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.65%	06/25/37	[3]	19,057,200	8,289,882
Merrill Lynch Mortgage Investors, Inc. 2007-HE1 A2D
0.80%	02/25/37	[3]	60,000	17,920
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,034,967	765,707
Morgan Stanley ABS Capital I 2004-NC2 M2
2.27%	12/25/33	[3]	431,110	326,728
Morgan Stanley ABS Capital I 2007-HE7 M2
2.47%	07/25/37	3,†	3,525,000	793,222
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	20,365,839	17,721,457
Nationstar Home Equity Loan Trust 2007-A AV1
0.53%	03/25/37	[3]	12,412	11,054
Nationstar Home Equity Loan Trust 2007-A AV4
0.70%	03/25/37	3,†	5,811,000	2,673,096
Nationstar Home Equity Loan Trust 2007-B 2AV1
0.59%	04/25/37	[3]	88,165	79,490
Nationstar Home Equity Loan Trust 2007-C 2AV1
0.53%	06/25/37	[3]	96,676	89,281
Nationstar Home Equity Loan Trust 2007-C 2AV3
0.65%	06/25/37	[3]	7,057,200	3,942,930
Nomura Asset Acceptance Corp. 2006-S1 A1
0.61%	01/25/36	[3,4]	915,266	747,578
Oakwood Mortgage Investors, Inc. 2002-B A1
1.43%	05/15/13	[3]	396,095	192,539
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[3]	251,066	156,492
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	2,†	9,786,184	653,290
Option One Mortgage Loan Trust 2007-4 2A4
0.78%	04/25/37	3,†	13,734,000	4,944,614
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	[2,4,5]	8,806,150	2,810
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.78%	06/25/47	[3]	70,000	20,685
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		15,605	14,278
Resmae Mortgage Loan Trust 2006-1 A1B
0.74%	02/25/36	[3,4]	2,744,072	2,092,701
Saxon Asset Securities Trust 2007-2 A2A
0.57%	05/25/47	[3]	11,946,254	10,536,600
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.60%	05/25/37	[3]	15,223,201	12,427,810
SG Mortgage Securities Trust 2006-FRE1 A1B
0.74%	02/25/36	[3]	2,097,701	1,553,698
Soundview Home Equity Loan Trust 2006-OPT1 2A4
0.74%	03/25/36	[3]	7,300,000	2,998,017
Soundview Home Equity Loan Trust 2006-WF2 M8
2.82%	12/25/36	[3]	1,500,000	21,529

10 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Soundview Home Equity Loan Trust 2007-OPT5 M2
2.62%	10/25/37	[3,4]	$90,000	$13,121
Structured Asset Receivables Trust 2003-1A CTFS
4.92%	01/21/10	3,4,†	2,146,193	1,524,032
Structured Asset Receivables Trust 2003-2A CTFS
4.82%	01/21/09	3,4,†	192,504	169,424
Structured Asset Securities Corp. 2007-BC2 A3
0.60%	03/25/37	[3]	55,000	35,643
Terwin Mortgage Trust 2004-7HE A1
1.02%	07/25/34	[3,4]	142,962	81,045
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[3,4]	806,131	708,668
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,4,†	12,725,000	3,054,095
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2,3]	15,000,000	4,019,535
Terwin Mortgage Trust 2007-9SL A1
1.67%	06/25/38	[3,4]	12,712,054	3,538,044
Wells Fargo Home Equity Trust 2007-1 A1
0.57%	03/25/37	[3]	542,652	499,178
Wells Fargo Home Equity Trust 2007-2 A1
0.56%	04/25/37	[3]	1,326,370	1,166,525

Total Asset-Backed Securities (Cost $386,120,450)				253,438,702

CORPORATES — 31.96%*
Banking — 5.16%
Bank of America Corp.
5.65%	05/01/18		300,000	302,323
Bank of America Corp. (MTN)
4.90%	05/01/13		3,250,000	3,222,232
BankAmerica Institutional A
8.07%	12/31/26	[4]	5,250,000	4,314,944
Banponce Trust I A
8.33%	02/01/27		7,400,000	6,119,378
Chase Capital II B
3.69%	02/01/27	3,†	6,455,000	3,098,488
Credit Suisse/New York (MTN)
5.00%	05/15/13		11,000,000	10,596,927
Deutsche Bank AG/London
4.88%	05/20/13		7,640,000	7,508,164
JPMorgan Chase & Co.
4.75%	05/01/13		30,000	29,632
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[3]	1,500,000	1,382,250
JPMorgan Chase Bank NA
8.75%	11/28/21	[3]	2,084,000	2,084,625
JPMorgan Chase Capital XIII M
2.42%	09/30/34	3,†	1,576,000	882,566
National Australia Bank Ltd.
5.35%	06/12/13	[4]	3,500,000	3,286,730
National Australia Bank Ltd. A
8.60%	05/19/10		9,250,000	9,440,124
Nationsbank Capital Trust III
5.30%	01/15/27	[3]	7,650,000	3,789,848
NB Capital Trust II
7.83%	12/15/26		3,200,000	2,809,232

				58,867,463

Communications — 0.32%
Cincinnati Bell, Inc.
7.25%	07/15/13		225,000	199,125
CSC Holdings, Inc. B
7.63%	04/01/11		375,000	355,312
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		550,000	335,500
Frontier Communications Corp.
6.63%	03/15/15		125,000	90,000
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13	[5]	250,000	19,375
Level 3 Financing, Inc.
8.75%	02/15/17		275,000	140,250
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		250,000	190,000
Qwest Communications International, Inc.
3.50%	11/15/25		2,250,000	1,879,560
Sprint Nextel Corp.
1.87%	06/28/10	[3]	400,000	336,000
Videotron Ltd.
9.13%	04/15/18	[4]	150,000	140,250

				3,685,372

Consumer Products — 0.01%
Visant Holding Corp.
8.75%	12/01/13		200,000	149,000

Electric — 3.23%
Appalachian Power Co.
6.60%	05/01/09		1,625,000	1,629,135
Aquila, Inc.
7.95%	02/01/11		2,500,000	2,449,825
Calpine Construction Finance Co., LP
11.60%	08/26/11	[3,4]	2,750,000	2,296,250
Cedar Brakes I LLC
8.50%	02/15/14	[4]	2,458,748	2,340,231

/ 11

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Cedar Brakes II LLC
9.88%	09/01/13	[4]	$8,256,302	$8,590,616
Entergy Gulf States, Inc.
5.12%	08/01/10		86,000	83,079
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	145,000	119,625
Midwest Generation LLC
8.30%	07/02/09		1,563,634	1,555,816
Mirant Mid Atlantic LLC A
8.63%	06/30/12		4,881,671	4,472,831
Power Contract Financing LLC
6.26%	02/01/10	[4]	3,303,032	3,237,593
Power Receivables Finance LLC
6.29%	01/01/12	[4]	1,391,930	1,364,425
6.29%	01/01/12		1,461,032	1,432,163
TECO Energy, Inc.
5.19%	05/01/10	[3]	2,265,000	2,185,811
W3A Funding Corp.
8.09%	01/02/17		5,180,013	5,137,920

				36,895,320

Energy — 0.63%
AES Corp. (The)
8.75%	05/15/13	[4]	219,000	211,335
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		450,000	240,750
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	208,750
Comstock Resources, Inc.
6.88%	03/01/12		150,000	116,250
Corral Finans AB (PIK)
6.25%	04/15/10	[4]	263,717	143,726
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[4]	250,000	83,750
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	575,000	408,250
Massey Energy Co.
6.88%	12/15/13		375,000	279,375
OPTI Canada, Inc.
7.88%	12/15/14		250,000	128,750
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	4,†	5,000,000	5,003,905
Sonat, Inc.
7.63%	07/15/11		350,000	320,858

				7,145,699

Finance — 13.13%
Bear Stearns Cos., Inc. (The) (MTN)
6.95%	08/10/12		10,000,000	10,373,559
Citigroup, Inc.
4.13%	02/22/10		9,430,000	9,267,801
5.30%	10/17/12		6,946,000	6,699,674
5.50%	04/11/13		11,034,000	10,753,670
Countrywide Financial Corp. (MTN)
5.80%	06/07/12		2,410,000	2,310,703
Countrywide Home Loans, Inc. (MTN)
4.13%	09/15/09		2,000,000	1,949,359
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		2,470,000	2,352,645
Credit Suisse Guernsey Ltd. 1
2.84%	05/29/49	[3]	8,065,000	4,020,644
Ford Motor Credit Co. LLC
6.32%	01/15/10	[3]	4,070,000	3,261,088
7.38%	02/01/11		104,000	79,123
7.57%	01/13/12	[3]	20,160,000	13,129,200
9.20%	04/15/09	[3]	1,750,000	1,690,937
General Electric Capital Corp. A (MTN)
2.26%	09/15/14	[3]	10,144,000	7,819,634
GMAC LLC
4.40%	12/01/14	[3]	3,424,000	1,921,720
Goldman Sachs Group LP
4.50%	06/15/10		2,100,000	2,070,027
Goldman Sachs Group, Inc. (The)
5.32%	01/12/15	[3]	2,500,000	1,857,070
5.45%	11/01/12		8,000,000	7,500,746
6.15%	04/01/18		2,500,000	2,406,555
Goldman Sachs Group, Inc. B (The) (MTN)
4.46%	07/22/15	[3]	800,000	592,000
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[5]	4,835,000	459,325
8.92%	02/16/17	[5]	4,198,000	398,810
11.00%	11/07/16	[5]	6,776,000	643,720
MBNA Capital A
8.28%	12/01/26		924,000	768,470
MBNA Capital B
3.99%	02/01/27	[3]	2,721,000	1,629,071
Merrill Lynch & Co., Inc. (MTN)
4.02%	05/20/09	[3]	9,397,000	9,278,758
8.68%	05/02/17	[3]	30,000	26,532
8.95%	05/18/17	[3]	30,000	26,682
9.57%	06/06/17	[3]	5,184,000	4,646,419
Morgan Stanley
5.03%	01/15/10	[3]	20,000	18,637
5.05%	01/21/11		5,810,000	5,583,120
5.23%	10/15/15	[3]	2,830,000	1,941,363
6.75%	04/15/11		750,000	738,326

12 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley (MTN)
5.63%	01/09/12		$5,000,000	$4,668,413
Pemex Finance Ltd.
8.88%	11/15/10	†	3,911,467	4,081,186
9.69%	08/15/09	†	899,250	915,971
Toyota Motor Credit Corp. (MTN)
0.00%	10/24/13	[3]	11,671,000	11,290,525
Wachovia Corp. (MTN)
5.50%	05/01/13		5,655,000	5,597,200
Westfield Capital Corp. Ltd.
4.38%	11/15/10	[4]	5,690,000	4,651,171
Woodbourne Capital Trust I
1.54%	04/08/49	[2,3,4]	1,000,000	570,000
Woodbourne Capital Trust II
1.54%	04/08/49	[2,3,4]	1,000,000	570,000
Woodbourne Capital Trust III
1.54%	04/08/49	[2,3,4]	1,000,000	570,000
Woodbourne Capital Trust IV
1.54%	04/08/49	[2,3,4]	1,000,000	570,000

				149,699,854

Health Care — 0.79%
Cardinal Health, Inc.
1.71%	10/02/09	[3]	1,827,000	1,733,589
Community Health Systems, Inc.
8.88%	07/15/15		250,000	233,750
Tenet Healthcare Corp.
7.38%	02/01/13		200,000	143,500
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	6,866,508

				8,977,347

Insurance — 0.80%
Farmers Insurance Exchange
6.00%	08/01/14	[4]	2,000,000	1,559,099
Metropolitan Life Global Funding I
2.22%	06/25/10	[3,4]	50,000	44,934
5.13%	04/10/13	[4]	7,780,000	7,491,740

				9,095,773

Materials — 0.01%
Freeport-McMoRan Copper & Gold, Inc.
7.08%	04/01/15	[3]	150,000	99,187

Real Estate Investment Trust (REIT) — 4.53%
Camden Property Trust
4.38%	01/15/10		2,168,000	1,942,385
CPG Partners LP
3.50%	03/15/09		400,000	391,065
8.25%	02/01/11		4,710,000	4,129,907
Duke Realty LP
5.63%	08/15/11		8,550,000	6,617,170
6.25%	05/15/13		9,000,000	6,200,703
First Industrial LP
5.25%	06/15/09		4,105,000	3,848,069
HCP, Inc.
6.45%	06/25/12		4,000,000	2,864,694
Reckson Operating Partnership LP
7.75%	03/15/09		7,800,000	7,458,407
Rouse Co. LP (The)
3.63%	03/15/09		6,655,000	2,795,100
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,507,152
Simon Property Group LP
3.75%	01/30/09		2,360,000	2,341,193
5.75%	05/01/12		70,000	55,997
7.00%	07/15/09		3,658,000	3,565,551
7.13%	02/09/09		4,280,000	4,226,981
UDR, Inc. E (MTN)
3.90%	03/15/10		25,000	21,685
Weingarten Realty Investors A (MTN)
8.25%	01/22/10		3,800,000	3,752,728

				51,718,787

Secured Assets — 0.41%
Ingress I Ltd. B-A
7.38%	03/30/40	4,†	5,490,000	4,628,222

Services — 0.06%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	256,875
United Rentals North America, Inc.
6.50%	02/15/12		425,000	337,875
7.00%	02/15/14		125,000	76,875

				671,625

Transportation — 2.88%
American Airlines, Inc. 1999-1 A2
7.02%	10/15/09		1,375,000	1,306,250
American Airlines, Inc. 2001-2 A1
6.98%	04/01/11	[6]	9,084	7,903
American Airlines, Inc., AMBAC Assurance Corp. 2003-1
3.86%	07/09/10		5,615,848	4,983,261
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		1,719,198	1,186,246
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		12,456	9,965

/ 13

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines, Inc. 1999 A-2
7.06%	09/15/09		$8,500,000	$8,160,000
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		2,577,968	2,371,731
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11		5,759,273	5,010,568
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		8,751,000	7,175,820
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,500,000	1,230,000
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[6]	1,339,424	1,245,665
6.60%	09/01/13		161,847	152,136

				32,839,545

Total Corporates (Cost $418,877,969)				364,473,194

BANK LOANS — 1.88%*
Automotive — 0.01%
Metaldyne Corp.
7.38%	01/11/14		250,000	70,417

Communications — 0.15%
Cebridge 2nd Lien (PIK)
9.13%	05/05/14	[7]	2,596,951	1,207,582
Charter Communications, Inc. Term Loan 3rd Lien
3.96%	09/06/14	[7]	500,000	269,375
Dex Media West LLC Term Loan B
0.00%	10/24/14	[7]	500,000	215,000
Univision Communications, Inc. 1st Lien Strip
2.71%	03/15/14	[7]	125,000	51,389

				1,743,346

Electric — 0.50%
Calpine CCFC I Term Loan
7.46%	08/26/09	[7]	5,321,990	5,188,940
TPF Generation Holdings LLC 2nd Lien
5.71%	12/15/14	[7]	250,000	136,250
TXU Energy Term Loan B3
3.90%	10/10/14		493,750	344,596

				5,669,786

Health Care — 0.72%
Carestream Health, Inc. Term Loan
7.97%	10/30/13	[7]	500,000	134,375
HCA Term Loan A
3.46%	11/18/12	[7]	9,492,652	8,056,889

				8,191,264

Insurance — 0.01%
Asurion Corp. Term Loan
4.33%	07/13/14	[7]	250,000	170,781

Materials — 0.01%
Lyondell Chemical Co.
7.00%	12/20/14		348,243	160,192

Services — 0.04%
Cengage Learning Term Loan B
2.96%	07/09/14	[7]	740,625	486,755

Transportation — 0.44%
Delta Air Lines, Inc. Term Loan 1st Lien
2.43%	05/01/12	[7]	1,485,000	1,004,231
Northwest Air Dip
2.39%	05/21/12	[7]	5,158,130	3,811,492
United Air Lines, Inc.
2.65%	02/01/14	[7]	353,611	172,209

				4,987,932

Total Bank Loans (Cost $27,488,022)				21,480,473

MORTGAGE-BACKED — 48.26%**
Commercial Mortgage-Backed — 6.17%
Bayview Commercial Asset Trust 2006-3A A1
0.72%	10/25/36	3,4,†	5,692,255	4,553,959
Bayview Commercial Asset Trust 2007-1 A1
0.69%	03/25/37	3,4,†	161,232	127,375
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[3]	19,000,000	17,182,587
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36		7,963,277	7,356,498
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		5,681,216	5,523,061
CS First Boston Mortgage Securities Corp. 2005-C4 A2
5.02%	08/15/38		16,335,000	15,032,629
Harborview Mortgage Loan Trust 2007-2 2A1A
0.63%	05/25/38	[3]	20,087,973	7,419,234
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[3]	3,260,000	1,414,118
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		11,731,731	11,732,555

				70,342,016

14 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 19.43%
Adjustable Rate Mortgage Trust 2005-1 1A1
5.67%	05/25/35	3,†	$14,328,566	$7,888,552
American Home Mortgage Assets 2005-1 2A1
5.39%	11/25/35	[3]	11,928	11,728
American Home Mortgage Assets 2007-2 A1
0.60%	03/25/47	[3]	24,786,996	9,600,222
American Home Mortgage Assets 2007-4 A2
0.66%	08/25/37	[3]	22,500,000	12,697,691
American Home Mortgage Investment Trust 2004-2 2A
5.00%	02/25/44	[3]	18,037,049	11,116,406
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		12,820,755	10,902,123
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	2,4,†	1,098,618	220,325
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.67%	11/25/36	[3]	16,952,964	6,768,530
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.68%	06/25/37	[3]	19,626,422	7,419,810
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[2,4]	445,868	89,174
BlackRock Capital Finance LP 1997-R2 AP
1.29%	12/25/35	[3,4]	16,333	16,342
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[3]	9,439,162	6,634,719
Chase Mortgage Finance Corp. 2007-A2 2A3
5.18%	07/25/37	3,†	17,008,744	13,668,116
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		22,093,262	21,159,384
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.65%	05/25/36	[3,4]	3,558,745	2,838,853
Chevy Chase Mortgage Funding Corp. 2005-AA B2
1.09%	01/25/36	3,4,†	761,770	15,371
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		72,686	66,903
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[3]	318,638	180,020
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	2,8,†	8,415,982	39,780
Countrywide Alternative Loan Trust 2005-27 2A1
3.61%	08/25/35	[3]	2,580,130	1,115,362
Countrywide Alternative Loan Trust 2005-51 2A2A
0.80%	11/20/35	[3]	58,742	48,297
Countrywide Alternative Loan Trust 2005-59 1A1
0.80%	11/20/35	[3]	10,954,320	5,500,816
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		15,811,406	12,126,401
Countrywide Alternative Loan Trust 2006-OA12 A2
0.72%	09/20/46	[3]	5,329,986	1,831,976
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
4.22%	05/20/46	[2]	31,803,034	581,399
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.08%	08/25/34	[3]	156,626	101,346
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
0.00%	01/25/26	2,4,†	195,978	123
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.79%	03/19/45	[3]	4,488,112	2,154,761
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
3.20%	04/19/47	[3]	108,924	46,651
First Horizon Alternative Mortgage Securities 2004-AA3 A1
5.31%	09/25/34	[3]	43,607	26,155
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		55,928	55,827
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[2,8]	10,549,669	143,410
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.05%	11/19/35	[2]	229,941	1,581
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
3.41%	03/19/37	2,†	5,643,964	98,847
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.69%	05/19/47	2,†	6,122,693	122,465
Harborview Mortgage Loan Trust 2007-3 2A1A
0.78%	05/19/47	[3]	125,094	49,104
Impac CMB Trust 2005-5 A1
0.79%	08/25/35	[3]	6,918,481	2,715,866
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.86%	12/25/34	[3]	1,117,108	578,641

/ 15

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[2,8]	$4,320,049	$37,800
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.87%	11/25/34	[3]	3,176,155	1,620,526
IndyMac Index Mortgage Loan Trusts 2004-AR14 AX2 (IO)
0.00%	01/25/35	[2,8]	306,261	2,967
JPMorgan Mortgage Trust 2005-A3 5A3
5.26%	06/25/35	[3]	203,476	132,447
MASTR Adjustable Rate Mortgages Trust 2003-6 4A2
5.17%	01/25/34	[3]	171,515	137,004
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
6.21%	01/25/34	[3]	273,930	190,445
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
5.30%	06/25/34	[3]	390,851	193,944
MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1A
3.33%	12/25/46	[3]	21,937,013	7,932,292
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[3]	1,004,670	808,879
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		1,590,904	1,645,088
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		3,787,505	3,371,483
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		7,587,582	5,239,339
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		15,877,108	12,486,093
Residential Funding Mortgage Securities I 2003-S6 A1
5.00%	04/25/18		116,168	110,502
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
4.76%	12/27/35	[3]	19,329,689	11,877,694
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.67%	10/25/36	[3]	18,133,751	7,170,587
Structured Asset Securities Corp. 2002-5A 6A
6.28%	04/25/32	[3]	2,591	2,315
Thornburg Mortgage Securities Trust 2007-1 A2B
1.50%	03/25/37	[3]	18,276,020	15,086,761
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
3.03%	04/25/47	[3]	17,741,659	7,829,376
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.57%	01/25/33	[3]	430,060	340,904
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
0.80%	01/25/45	[3]	1,771,696	801,892
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X (IO)
0.80%	06/25/46	2,8,†	169,668	367
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
4.27%	07/25/46	3,†	11,784,023	5,897,992
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		52,120	46,697

				221,596,471

U.S. Agency Mortgage-Backed — 22.66%
Fannie Mae (TBA)
5.50%	01/01/38		6,940,000	7,120,006
Fannie Mae 1997-76 FS
1.39%	09/17/27	[3]	70,308	67,498
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26		3,329,876	68,405
Fannie Mae 2006-77 PD
6.50%	10/25/30		18,914,706	19,496,868
Fannie Mae 2006-B2 AB
5.50%	05/25/14		10,973,478	11,239,645
Fannie Mae 2007-54 FA
0.87%	06/25/37	[3]	25,944,624	24,942,873
Fannie Mae 2007-64 FA
0.94%	07/25/37	3,†	26,146,165	24,759,601
Fannie Mae 2007-83 PA
6.00%	03/25/29		10,440,923	10,670,128
Fannie Mae FNCL (TBA)
4.50%	01/25/39		219,000	222,217
5.00%	01/25/39		1,020,000	1,042,312
Fannie Mae G92-10 Z
7.75%	01/25/22		22,993	24,838
Fannie Mae Pool 555177
4.85%	01/01/33	[3]	144,359	142,495
Fannie Mae Pool 555284
7.50%	10/01/17		6,585	6,791
Fannie Mae Pool 567002
8.00%	05/01/23		175,229	185,003
Fannie Mae Pool 691241
5.64%	04/01/37	[3]	9,291,633	9,451,740

16 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735861
6.50%	09/01/33		$84,017	$87,942
Fannie Mae Pool 745383
5.26%	12/01/35	[3]	3,740,454	3,778,346
Fannie Mae Pool 770333
5.03%	04/01/34	[3]	2,413,097	2,394,450
Fannie Mae Pool 770900
4.33%	04/01/34	[3]	851,994	854,183
Fannie Mae Pool 805256
5.96%	01/01/35	[3]	1,865,815	1,877,877
Fannie Mae Pool 817611
5.32%	11/01/35	[3]	4,465,484	4,625,881
Fannie Mae Pool 839109
5.24%	11/01/35	[3]	78,435	79,754
Fannie Mae Pool 887714
6.03%	08/01/36	[3]	13,386,516	13,698,969
Fannie Mae Pool 888256
5.85%	02/01/37	[3]	11,799,423	12,084,743
Fannie Mae Pool 942553
5.94%	08/01/37	[3,9]	25,357,538	25,966,829
Fannie Mae Prepayment Link Note 2005-2 1
4.00%	02/25/10		3,672,830	3,694,235
Freddie Mac 2174 PN
6.00%	07/15/29		4,800,559	4,984,713
Freddie Mac 2454 FQ
2.20%	06/15/31	[3]	85,683	82,284
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		991,442	46,320
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		54,723	5,311
Freddie Mac 3205 PB
6.00%	08/15/29		16,145,000	16,675,949
Freddie Mac 3437 BI (IO)
1.55%	05/15/12	†	118,466,691	3,077,382
Freddie Mac 3447 AI (IO)
1.24%	03/15/12		53,296,047	705,187
Freddie Mac Gold A45796
7.00%	01/01/33		53,870	56,369
Freddie Mac Gold C46104
6.50%	09/01/29		58,494	61,263
Freddie Mac Gold G13032
6.00%	09/01/22	[9]	20,845,316	21,702,743
Freddie Mac Non Gold Pool 1B1928
5.14%	08/01/34	[3]	2,829,485	2,849,852
Freddie Mac Non Gold Pool 1L0113
5.73%	05/01/35	[3]	2,779,580	2,812,015
Freddie Mac Non Gold Pool 1Q0196
5.91%	02/01/37	[3,9]	18,041,342	18,485,122
Freddie Mac Non Gold Pool 781469
4.38%	04/01/34	[3]	2,336,973	2,302,019
Freddie Mac Non Gold Pool 786781
5.91%	08/01/29	[3]	220,438	226,086
Freddie Mac Non Gold Pool 847288
4.20%	05/01/34	[3]	3,806,804	3,828,199
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,272,923	102,348
Ginnie Mae I Pool 422972
6.50%	07/15/29		73,639	77,412
Ginnie Mae II Pool 1849
8.50%	08/20/24		2,038	2,172
Ginnie Mae II Pool 2020
8.50%	06/20/25		5,225	5,594
Ginnie Mae II Pool 2286
8.50%	09/20/26		4,996	5,354
Ginnie Mae II Pool 2487
8.50%	09/20/27		23,589	25,260
Ginnie Mae II Pool 80059
5.38%	04/20/27	[3]	72,958	72,896
Ginnie Mae II Pool 80589
5.50%	03/20/32	[3]	225,149	223,380
Ginnie Mae II Pool 80610
5.38%	06/20/32	[3]	59,002	58,717
Ginnie Mae II Pool 80968
4.63%	07/20/34	[3]	1,298,046	1,264,578
Ginnie Mae II Pool 81201
5.00%	01/20/35	[3]	37,222	36,584
Ginnie Mae II Pool 8599
5.38%	02/20/25	[3]	62,912	63,558

				258,422,296

Total Mortgage-Backed (Cost $695,850,579)				550,360,783

Total Bonds — 104.32% (Cost $1,528,337,020)				1,189,753,152

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 6.15%
Money Market Fund — 6.04%
Goldman Sachs Group, Inc. (The), 1.40%			$68,862,100	68,862,100

U.S. Agency Discount Notes — 0.11%
Fannie Mae
0.02%[10]	01/02/09	[9]	705,000	705,000

/ 17

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
0.10%[10]	02/23/09	[9]	$620,000	619,843

				1,324,843

Total Short Term Investments (Cost $70,187,010)				70,186,943

Total Investments — 110.47% (Cost $1,598,524,030)[1]				$1,259,940,095

Liabilities in Excess of Other
Assets — (10.47)%				(119,459,765)

Net Assets — 100.00%				$1,140,480,330

Counterparty	Maturity Date		Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC, 3.00%	01/05/09		$(17,119,000)	(17,119,000)
Goldman Sachs Group, Inc. (The), 1.80%	01/13/09		(26,000,000)	(26,000,000)

Total Reverse Repurchase Agreements			$(43,119,000)	$(43,119,000)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
660	U.S. Treasury Two Year Note, March 2009	$(1,895,959)

	Net unrealized depreciation	$(1,895,959)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$31,480	1,093,469

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.04 % semi-annually. Counterparty: Citigroup, Inc.	12/15/10	65,330	3,241,225

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.94% quarterly. Counterparty: CS First Boston	12/15/10	93,360	4,462,402

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Barclays Capital, Inc.	12/15/10	79,400	3,806,111

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Merrill Lynch & Co., Inc.	12/15/10	44,060	2,112,056

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Merrill Lynch & Co., Inc	06/13/11	30,000	1,741,374

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/14	110,290	7,418,245

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.27% quarterly. Counterparty: CS First Boston	10/30/14	75,330	6,523,103

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.29% semi-annually. Counterparty: Citigroup, Inc.	10/30/14	26,910	2,352,226

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.34% semi-annually. Counterparty: Barclays Capital, Inc.	11/25/14	51,010	2,135,542

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/31/22	7,000	60,274

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	3,320	(27,563)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/39	29,000	(6,874,166)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.31% semi-annually. Counterparty: Citigroup, Inc.	10/30/39	7,280	(2,158,431)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.32% quarterly. Counterparty: CS First Boston	10/30/39	20,380	(6,052,573)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays Capital, Inc.	11/25/39	12,250	(728,250)

			$19,105,044

18 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	$4,500	$808,370

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	4,250	284,390

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	275	45,397

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	4,995	554,192

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	3,200	(52,257)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	1,000	(19,773)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	2,275	(47,333)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	3,600	(69,943)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	1,425	90,677

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	1,325	85,261

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	2,050	(61,191)

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	4,700	(131,815)

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	3,200	(95,518)

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	200	33,195

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	2,150	357,484

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	2,800	75,179

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	1,850	44,154

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	2,725	440,008

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	4,150	656,891

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	2,725	429,597

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	1,250	36,544

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	1,375	41,235

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	4,250	117,838

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	2,750	76,248

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	4,250	542,310

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	850	106,600

/ 19

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	$900	$14,667

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	900	14,667

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	1,900	(92,874)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	1,600	53,324

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG	12/20/13	275	(2,034)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc. 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.	03/20/14	1,905	107,371

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG	03/20/14	275	4,898

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co. 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.	03/20/14	1,905	16,127

The Fund pays a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/14	2,000	233,657

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	1,900	(94,969)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	1,800	(3,602)

			$4,598,972

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.63%, due 02/17/09. Counterparty: CS First Boston	03/20/09	AA	$6,750	$12,645	$12,645

Receive a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston	12/20/10	AAA	3,250	132,447	132,447

				$145,092	$145,092

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	$(777,753)	2,000	(429,062)	(1,206,815)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(2,076,645)	3,700	(155,963)	(2,232,608)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	(3,366,500)	6,600	(615,990)	(3,982,490)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(1,604,547)	3,200	(326,357)	(1,930,904)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(2,856,424)	5,600	(522,658)	(3,379,082)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(1,984,651)	11,630	(5,032,978)	(7,017,629)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(4,123,653)	7,500	(442,489)	(4,566,142)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston	01/25/38	(3,323,689)	6,100	(390,106)	(3,713,795)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc	01/25/38	(2,129,736)	4,000	(305,540)	(2,435,276)

20 /

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.	01/25/38	$(2,262,844)	$4,250	$(324,636)	$(2,587,480)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(1,781,073)	4,000	(654,202)	(2,435,275)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(2,700,968)	6,000	(951,945)	(3,652,913)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(3,559,675)	4,400	(294,396)	(3,854,071)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(4,854,102)	6,000	(401,450)	(5,255,552)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(3,366,602)	4,200	(312,284)	(3,678,886)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(2,831,559)	3,500	(234,179)	(3,065,738)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(2,661,566)	3,300	(228,987)	(2,890,553)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.	05/25/46	(1,877,590)	5,000	(650,845)	(2,528,435)

		$(48,139,577)		$(12,274,067)	$(60,413,644)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $1,598,524,030 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$10,618,378
Gross unrealized depreciation	(349,202,313)

Net unrealized (depreciation)	$(338,583,935)

[2]	Illiquid security.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $100,538,202 representing 8.82% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 4.33%, 07/13/14	$248,027	$170,781	0.01%
05/02/08	Calpine CCFC I Term Loan, 7.46%, 08/26/09	5,342,565	5,188,940	0.45%
06/01/07	Carestream Health, Inc. Term Loan, 7.97%, 10/30/13	505,195	134,375	0.01%
04/05/07	Cebridge 2nd Lien (PIK), 9.13%, 05/05/14	2,636,569	1,207,582	0.11%
06/27/07	Cengage Learning Term Loan B, 2.96%, 07/09/14	734,766	486,755	0.04%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 3.96%, 09/06/14	502,452	269,375	0.02%
04/25/2007	Delta Air Lines, Inc. Term Loan 1st Lien, 2.43%, 05/01/12	1,485,000	1,004,231	0.09%
12/30/2008	Dex Media West LLC Term Loan B, 0.00%, 10/24/14	215,000	215,000	0.02%
10/10/2007	HCA Term Loan A, 3.46%, 11/18/12	9,160,640	8,056,889	0.71%
08/21/2006	Northwest Air Dip, 2.39%, 05/21/12	4,972,268	3,811,492	0.33%
11/06/2007	TPF Generation Holdings LLC 2nd Lien, 5.71%, 12/15/14	241,072	136,250	0.01%
02/01/2007	United Air Lines, Inc., 2.65%, 02/01/14	353,611	172,209	0.02%
11/30/2007	Univision Communications, Inc. 1st Lien Strip, 2.71%, 03/15/14	117,216	51,389	0.01%

		$26,514,381	$20,905,268	1.83%

[8]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.
[9]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
[10]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $139,160,356 which is 12.20% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Insurance

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

/ 21

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 101.90%
ASSET-BACKED SECURITIES — 9.72%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$9,701	$9,626
Bayview Financial Acquisition Trust 2005-A A1
0.97%	02/28/40	2,3,†	1,500,000	1,110,410
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.97%	12/28/40	2,3,†	1,500,000	1,170,410
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.66%	01/25/47	[2]	216,584	178,201
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	3,†	650,000	502,521
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.65%	03/25/37	[2]	1,376,500	686,973
Conseco Finance 2001-D A5
6.19%	11/15/32	[2]	223,677	193,282
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32		358,067	358,295
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	318,708	195,059
Conseco Finance 2002-C MF2
6.98%	06/15/32	[2]	45,980	45,530
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	173,705	167,666
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
0.53%	04/25/37	[2]	898,621	716,612
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 M1
0.70%	12/25/37	[2]	2,500,000	141,612
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		50,000	46,987
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		72	54
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		753,426	741,010
GSAMP Trust 2007-FM2 A2A
0.53%	01/25/37	[2]	884,921	756,801
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.81%	07/20/36	[2]	150,000	52,184
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.82%	07/20/36	2,†	500,000	260,037
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		690,119	515,303
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		228,634	171,520
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	37,628	32,939
MASTR Asset Backed Securities Trust 2006-WMC3 A4
0.63%	08/25/36	[2]	740,000	214,036
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.55%	05/25/37	[2]	736,089	619,252
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.65%	06/25/37	[2]	24,600	10,701
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
0.72%	06/25/37	[2]	1,500,000	615,000
Mid-State Trust 11 A1
4.86%	07/15/38		1,430,277	1,250,511
Mid-State Trust 2004-1 A
6.01%	08/15/37		354,068	299,678
Mid-State Trust 2004-1 B
8.90%	08/15/37		258,742	191,427
Mid-State Trust 2005-1 M2
7.08%	01/15/40		323,949	219,239
Morgan Stanley ABS Capital I 2006-HE6 A2B
0.57%	09/25/36	[2]	270,000	214,134
Nationstar Home Equity Loan Trust 2007-C 2AV2
0.60%	06/25/37	2,†	1,150,000	810,849
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		56,330	45,320
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	[2]	198,112	93,151
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	236,038	116,288
Oakwood Mortgage Investors, Inc. 2002-B A1
1.43%	05/15/13	[2]	42,580	20,698
Option One Mortgage Loan Trust 2007-6 2A4
0.72%	07/25/37	2,†	1,230,000	406,057
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 (STEP)
6.16%	08/25/32		2,565	1,565
Residential Asset Mortgage Products, Inc. 2003-RS1 AI5 (STEP)
5.69%	03/25/33		9,768	5,346
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		39,736	40,053

22 /

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Resmae Mortgage Loan Trust 2006-1 A1B
0.74%	02/25/36	[2,3]	$155,497	$118,586
SG Mortgage Securities Trust 2006-FRE1 A1B
0.74%	02/25/36	[2]	119,869	88,783
Soundview Home Equity Loan Trust 2007-OPT1 2A2
0.62%	06/25/37	[2]	1,122,000	477,591
Soundview Home Equity Loan Trust 2007-OPT3 2A2
0.60%	08/25/37	2,†	1,045,000	606,151
Structured Asset Receivables Trust 2003-1A CTFS
4.92%	01/21/10	2,3,†	162,590	115,457
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[3]	90,924	78,518
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	56,291	49,485
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	3,657	2,597
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		118,429	117,137

Total Asset-Backed Securities (Cost $18,785,346)				14,880,642

CORPORATES — 21.03%*
Banking — 4.90%
ANZ National International Ltd.
6.20%	07/19/13	[3]	600,000	581,099
Bank of America Corp.
8.00%	12/29/49	[2]	600,000	432,192
8.13%	12/29/49	[2]	517,000	387,362
Banponce Trust I A
8.33%	02/01/27		500,000	413,472
Credit Suisse/New York
6.00%	02/15/18		575,000	528,936
Credit Suisse/New York (MTN)
5.00%	05/15/13		700,000	674,350
Deutsche Bank AG/London
4.88%	05/20/13		750,000	737,058
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	58,200
HBOS PLC
5.92%	09/29/49	[2,3]	775,000	293,735
6.75%	05/21/18	[3]	595,000	524,529
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	380,000	316,930
JPMorgan Chase Bank NA
7.59%	03/28/22	[2]	460,000	456,872
8.75%	11/28/21	[2]	257,000	257,077
JPMorgan Chase Capital XIII M
2.42%	09/30/34	2,†	1,055,000	590,804
National Australia Bank Ltd.
5.35%	06/12/13	[3]	1,000,000	939,066
Nationsbank Capital Trust III
5.30%	01/15/27	[2]	616,000	305,169

				7,496,851

Communications — 0.11%
Qwest Corp.
7.88%	09/01/11		175,000	161,875

Electric — 1.57%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	444,312	462,304
Entergy Louisiana LLC
5.83%	11/01/10		728,000	704,634
Power Receivables Finance LLC
6.29%	01/01/12		301,091	295,142
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	387,127
Southwestern Electric Power Co.
6.45%	01/15/19		534,000	523,401
Union Electric Co.
6.70%	02/01/19		38,000	34,686

				2,407,294

Energy — 0.21%
Southern Union Co.
7.20%	11/01/66	[2]	910,000	318,500

Finance — 8.53%
American General Finance Corp. I (MTN)
4.88%	07/15/12		25,000	10,442
Bear Stearns Cos., Inc. (The)
7.25%	02/01/18		1,115,000	1,223,934
Capital One Financial Corp. (MTN)
5.70%	09/15/11		851,000	790,789
Citigroup Capital XXI
8.30%	12/21/57	[2]	205,000	158,460
Citigroup, Inc.
4.13%	02/22/10		470,000	461,916
5.30%	10/17/12		351,000	338,553
5.50%	04/11/13		437,000	425,898
6.50%	08/19/13		800,000	808,066
8.40%	04/30/49	[2]	476,000	314,893
Countrywide Financial Corp. (MTN)
1.69%	03/24/09	[2]	525,000	520,757

/ 23

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
4.35%	01/05/09	[2]	$200,000	$199,960
5.80%	06/07/12		595,000	570,485
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		425,000	404,807
Credit Suisse Guernsey Ltd. 1
2.84%	05/29/49	[2]	770,000	383,868
Ford Motor Credit Co. LLC
7.25%	10/25/11		474,000	346,461
7.38%	02/01/11		28,000	21,302
7.57%	01/13/12	[2]	300,000	195,375
8.63%	11/01/10		319,000	241,584
General Electric Capital Corp. A (MTN)
2.26%	09/15/14	[2]	794,000	612,065
Goldman Sachs Group, Inc. (The)
2.89%	02/06/12	[2]	200,000	169,465
5.13%	01/15/15		750,000	688,967
6.15%	04/01/18		600,000	577,573
Goldman Sachs Group, Inc. B (The) (MTN)
4.46%	07/22/15	[2]	100,000	74,000
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[4]	452,000	42,940
8.92%	02/16/17	[4]	260,000	24,700
11.00%	11/07/16	[4]	502,000	47,690
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[4]	271,000	25,745
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	[2]	510,000	451,044
8.95%	05/18/17	[2]	410,000	364,654
9.57%	06/06/17	[2]	319,000	285,920
Morgan Stanley
5.05%	01/21/11		675,000	648,641
6.75%	04/15/11		180,000	177,198
Morgan Stanley (MTN)
4.95%	10/18/16	[2]	570,000	392,875
Pemex Finance Ltd.
8.88%	11/15/10	†	200,000	208,678
Wachovia Bank NA
6.00%	11/15/17		643,000	617,394
Wachovia Corp. (MTN)
5.50%	05/01/13		239,000	236,557

				13,063,656

Health Care — 0.46%
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	710,199

Insurance — 1.03%
Allied World Assurance Co. Holdings Ltd.
7.50%	08/01/16		244,000	172,239
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		375,000	335,625
Metropolitan Life Global Funding I
5.13%	04/10/13	[3]	550,000	529,622
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	238,330
Stingray Pass-Through Trust
5.90%	01/12/15	[3,5]	225,000	27,000
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	500,000	280,245

				1,583,061

Materials — 0.25%
Barrick Gold Finance Co. LLC (MTN)
6.13%	09/15/13		410,000	389,156

Real Estate Investment Trust (REIT) — 2.34%
BRE Properties, Inc.
7.45%	01/15/11		15,000	12,914
CPG Partners LP
8.25%	02/01/11		670,000	587,481
8.63%	08/17/09		760,000	771,454
Developers Diversified Realty Corp.
5.25%	04/15/11		20,000	10,566
Duke Realty LP
6.25%	05/15/13		790,000	544,284
HCP, Inc.
7.07%	06/08/15		200,000	137,375
HCP, Inc. (MTN)
5.95%	09/15/11		800,000	663,398
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	206,000	168,434
Shurgard Storage Centers LLC
5.88%	03/15/13		68,000	47,562
Simon Property Group LP
5.75%	05/01/12		60,000	47,998
UDR, Inc. (MTN)
5.00%	01/15/12		48,000	39,577
WEA Finance LLC
7.13%	04/15/18	[3]	775,000	550,612

				3,581,655

Transportation — 1.63%
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		314,367	216,914
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		43,596	34,876
Continental Airlines, Inc. 1999 A-2
7.06%	09/15/09		24,000	23,040
Continental Airlines, Inc. 1999-2 A-1

24 /

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
7.26%	03/15/20		$398,966	$307,204
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		373,000	272,290
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		82,611	76,002
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		1,202,000	985,640
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		400,000	328,000
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		234,853	159,700
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[6]	73,531	68,384
6.60%	09/01/13		7,996	7,517
United Air Lines, Inc. 2001-1 A1
6.07%	03/01/13		15,443	14,516

				2,494,083

Total Corporates (Cost $37,487,664)				32,206,330

BANK LOANS — 0.87%*
Electric — 0.48%
Calpine CCFC I Term Loan
7.46%	08/26/09	[7]	746,073	727,421

Health Care — 0.39%
HCA Term Loan A
3.46%	11/18/12	[7]	710,434	602,981

Total Bank Loans (Cost $1,441,942)				1,330,402

MORTGAGE-BACKED — 65.27%**
Commercial Mortgage-Backed — 6.68%
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		1,305,000	1,275,659
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	370,120
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.72%	03/15/49	[2]	690,000	543,232
Commercial Mortgage Pass-Through Certificates 2006-C7 AM
5.79%	06/10/46	[2]	460,000	239,077
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.55%	02/15/39	[2]	50,000	37,304
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	288,201
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	1,360,000	1,113,645
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.91%	07/10/38	[2]	440,000	344,818
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		505,000	385,909
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.88%	04/15/45	[2]	340,000	272,314
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[2]	535,000	384,669
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[2]	460,000	329,710
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		290,000	205,920
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		991,047	991,116
Morgan Stanley Capital I 2005-HQ6 A4A
4.99%	08/13/42		1,077,000	882,949
Morgan Stanley Capital I 2006-HQ8 A4
5.39%	03/12/44	[2]	1,655,000	1,343,052
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		470,000	353,402
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
0.74%	08/25/35	[2]	1,759,848	870,733

				10,231,830

Non-Agency Mortgage-Backed — 7.47%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	948,192	629,709
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		29,308	28,114
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42	[2]	950,000	822,207
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.75%	01/25/35	[2,3]	432,513	381,507
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.65%	05/25/36	[2,3]	462,933	369,287

/ 25

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[2]	$83,099	$46,948
Countrywide Alternative Loan Trust 2003-3T1 A2
4.50%	05/25/33		926,926	904,578
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	5,8,†	614,658	2,905
Countrywide Alternative Loan Trust 2005-17 1X3 (IO)
4.06%	06/25/35	[5,8]	106,017	1,623
Countrywide Alternative Loan Trust 2005-27 2A1
3.61%	08/25/35	[2]	420,511	181,782
Countrywide Alternative Loan Trust 2005-27 3A2
3.36%	08/25/35	[2]	43,667	17,655
Countrywide Alternative Loan Trust 2005-72 A1
0.74%	01/25/36	[2]	1,042,683	491,796
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
4.22%	05/20/46	[5]	2,842,214	51,959
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.08%	08/25/34	[2]	720,536	466,229
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		141,237	140,982
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		935,000	709,638
GSR Mortgage Loan Trust 2004-9 5A7
3.91%	08/25/34	2,†	2,684,000	1,255,398
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[5,8]	857,734	11,660
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.05%	11/19/35	[5]	228,950	1,574
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[5,8]	370,939	3,246
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.45%	10/25/34	[2]	243,297	172,490
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.87%	11/25/34	[2]	80,318	40,980
IndyMac Index Mortgage Loan Trust 2007-AR5 1A1
6.20%	05/25/37	[2]	27,161	12,470
JPMorgan Mortgage Trust 2007-S3 1A35
6.00%	08/25/37	†	1,975,322	1,238,465
Lehman XS Trust 2007-12N 1A3A
0.67%	07/25/47	[2]	4,500,000	192,814
Lehman XS Trust 2007-14H A12
0.97%	07/25/47	2,†	9,636,000	495,351
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
6.21%	01/25/34	[2]	1,741	1,211
MASTR Seasoned Securities Trust 2002-8 1A1
5.50%	12/25/17		15,056	14,770
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		223,209	209,683
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		94,533	92,980
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		161,126	166,614
Residential Asset Securitization Trust 2004-IP2 2A1
5.24%	12/25/34	[2]	139,308	80,164
Structured Asset Mortgage Investments, Inc. 2005-AR8 A2
3.74%	02/25/36	[2]	1,811,434	907,161
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
3.03%	04/25/47	[2]	956,635	422,162
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.57%	01/25/33	[2]	27,081	21,467
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		105,740	94,738
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		1,129,453	760,395

				11,442,712

U.S. Agency Mortgage-Backed — 51.12%
Fannie Mae (TBA)
5.50%	01/01/38		14,317,500	14,688,860
Fannie Mae 1993-225 SG
25.54%	12/25/13	[2]	183,666	234,203
Fannie Mae 1993-80 S
10.30%	05/25/23	[2]	35,545	33,397
Fannie Mae 1994-55 S
17.63%	12/25/23	[2]	7,937	8,154
Fannie Mae 2001-52 YZ
6.50%	10/25/31		859,988	895,730

26 /

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		$130,188	$4,694
Fannie Mae 2006-B2 AB
5.50%	05/25/14		852,171	872,840
Fannie Mae 2007-64 FA
0.94%	07/25/37	2,†	2,101,031	1,989,611
Fannie Mae FNCL (TBA)
4.50%	01/25/39		1,226,000	1,244,007
5.00%	01/25/39		3,960,000	4,046,625
Fannie Mae Pool 253974
7.00%	08/01/31		44,118	46,306
Fannie Mae Pool 254232
6.50%	03/01/22		46,665	48,774
Fannie Mae Pool 254868
5.00%	09/01/33		2,007,781	2,055,551
Fannie Mae Pool 527247
7.00%	09/01/26		200	212
Fannie Mae Pool 545191
7.00%	09/01/31		23,927	25,114
Fannie Mae Pool 545646
7.00%	09/01/26		125	132
Fannie Mae Pool 549740
6.50%	10/01/27		114,095	118,662
Fannie Mae Pool 555177
4.85%	01/01/33	[2]	60,656	59,873
Fannie Mae Pool 555284
7.50%	10/01/17		3,128	3,226
Fannie Mae Pool 725027
5.00%	11/01/33		1,890,656	1,936,667
Fannie Mae Pool 725425
5.50%	04/01/34		1,948,082	2,003,709
Fannie Mae Pool 735207
7.00%	04/01/34		16,082	16,856
Fannie Mae Pool 735224
5.50%	02/01/35		1,900,865	1,953,516
Fannie Mae Pool 735686
6.50%	12/01/22		358,564	370,705
Fannie Mae Pool 735861
6.50%	09/01/33		486,112	508,822
Fannie Mae Pool 764388
4.94%	03/01/34	[2]	437,677	446,617
Fannie Mae Pool 770284
5.00%	04/01/34		2,008,418	2,056,667
Fannie Mae Pool 770869
4.53%	04/01/34	[2]	621,999	623,558
Fannie Mae Pool 776708
5.00%	05/01/34		1,159,500	1,186,363
Fannie Mae Pool 789606
6.00%	08/01/34		20,982	21,655
Fannie Mae Pool 817611
5.32%	11/01/35	[2]	337,726	349,856
Fannie Mae Pool 839109
5.24%	11/01/35	[2]	47,923	48,729
Fannie Mae Pool 844773
5.16%	12/01/35	[2]	23,008	23,388
Fannie Mae Pool 888219
5.50%	03/01/37		2,386,653	2,451,074
Fannie Mae Pool 888430
5.00%	11/01/33		1,510,978	1,547,749
Fannie Mae Pool 889125
5.00%	12/01/21		1,841,534	1,899,081
Fannie Mae Pool 889184
5.50%	09/01/36		1,818,363	1,870,286
Fannie Mae Pool 889572
5.50%	06/01/38		6,172,891	6,339,511
Fannie Mae Pool 895606
5.74%	06/01/36	[2]	854,736	867,380
Fannie Mae Pool 918445
5.87%	05/01/37	[2]	83,289	84,986
Fannie Mae Pool 939419
5.63%	05/01/37	[2]	1,049,591	1,073,772
Fannie Mae Pool 974148
5.50%	02/01/38		87,302	89,659
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,518
Freddie Mac 2174 PN
6.00%	07/15/29		345,902	359,171
Freddie Mac 2451 SP
14.31%	05/15/09	[2]	33,018	33,671
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		214,345	10,014
Freddie Mac 2929 PE
5.00%	05/15/33		55,000	55,166
Freddie Mac Gold A25162
5.50%	05/01/34		1,684,842	1,729,135
Freddie Mac Gold A33262
5.50%	02/01/35		210,694	216,784
Freddie Mac Gold A72702
5.50%	02/01/38		1,761,920	1,807,689
Freddie Mac Gold A72860
6.00%	02/01/38		51,954	53,580
Freddie Mac Gold C90504
6.50%	12/01/21		8,323	8,712
Freddie Mac Gold E90474
6.00%	07/01/17		25,793	26,751
Freddie Mac Gold G01548
7.50%	07/01/32		1,136,728	1,214,220

/ 27

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G01644
5.50%	02/01/34		$1,685,213	$1,729,522
Freddie Mac Gold G01673
5.50%	04/01/34		92,788	95,578
Freddie Mac Gold G01864
5.00%	01/01/34		44,862	45,965
Freddie Mac Gold G02366
6.50%	10/01/36		1,196,289	1,248,815
Freddie Mac Gold G03243
5.50%	07/01/37		46,078	47,222
Freddie Mac Gold G03436
6.00%	11/01/37		2,341,360	2,415,716
Freddie Mac Gold G03601
6.00%	07/01/37		40,841	42,125
Freddie Mac Gold G03640
5.50%	12/01/37		1,743,376	1,786,665
Freddie Mac Gold G03995
6.50%	02/01/38		1,328	1,381
Freddie Mac Gold G04079
5.50%	03/01/38		1,971,590	2,020,545
Freddie Mac Gold G11707
6.00%	03/01/20		21,132	21,917
Freddie Mac Gold G12393
5.50%	10/01/21		2,058,723	2,126,999
Freddie Mac Gold G12909
6.00%	11/01/22		1,400,320	1,458,356
Freddie Mac Gold G13032
6.00%	09/01/22		1,669,309	1,737,973
Freddie Mac Gold J06246
5.50%	10/01/21		1,409,652	1,455,233
Freddie Mac Non Gold Pool 1B3413
5.91%	05/01/37	[2]	1,331,296	1,366,415
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		143,765	11,559
Ginnie Mae 2004-8 SE
13.36%	11/26/23	[2]	220,909	243,999
Ginnie Mae GNSF (TBA)
5.50%	01/15/39		615,000	633,738
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2]	109,170	106,355

				78,273,066

Total Mortgage-Backed (Cost $104,380,851)				99,947,608

U.S. TREASURY SECURITIES — 5.01%
U.S. Treasury Notes — 5.01%
2.00%	01/15/16	[9]	1,619,000	1,692,352
2.75%	10/31/13		5,324,000	5,661,744
4.88%	08/15/16		269,000	321,518

				7,675,614

Total U.S. Treasury Securities (Cost $7,807,512)				7,675,614

Total Bonds - 101.90% (Cost $169,903,315)				156,040,596

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 14.36%
Commercial Paper — 1.71%
BNP Paribas Finance, Inc.
0.34%[10]	01/20/09		$2,625,000	2,624,554

Money Market Fund — 4.99%
Goldman Sachs Group, Inc. (The), 1.40%			7,633,000	7,633,000

U.S. Agency Discount Notes — 7.66%
Fannie Mae
0.50%[10]	02/02/09		3,430,000	3,428,302
Federal Home Loan Bank
0.08%[10]	01/21/09		3,220,000	3,219,864
0.08%[10]	01/22/09		3,515,000	3,514,844
0.08%[10]	01/28/09		1,295,000	1,294,925
0.86%[10]	01/13/09		165,000	164,961
Freddie Mac
0.12%[10]	02/23/09	[11]	102,000	101,974

				11,724,870

Total Short Term Investments (Cost $21,982,649)				21,982,424

Total Investments — 116.26% (Cost $191,885,964)[1]				178,023,020

Liabilities in Excess of Other Assets — (16.26)%				(24,898,349)

Net Assets — 100.00%				$153,124,671

28 /

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
99	U.S. Treasury Five Year Note, March 2009	$236,171
31	U.S. Treasury Ten Year Note, March 2009	268,455

	Net unrealized appreciation	$504,626

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
40	U.S. Treasury Long Bond, March 2009	$(441,979)

	Net unrealized depreciation	$(441,979)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$3,267	$113,480

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.04 % semi-annually. Counterparty: Citigroup, Inc.	12/15/10	780	38,698

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.94% quarterly. Counterparty: CS First Boston	12/15/10	1,340	64,049

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Merrill Lynch & Co., Inc.	12/15/10	1,880	90,119

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11	540	46,482

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.37% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11	555	49,189

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.40% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	767	50,112

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.70% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	1,523	119,436

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/14	12,270	825,296

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.27% quarterly. Counterparty: CS First Boston	10/30/14	8,580	742,974

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.29% semi-annually. Counterparty: Citigroup, Inc.	10/30/14	3,070	268,351

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.34% semi-annually. Counterparty: Barclays Capital, Inc.	11/25/14	6,160	257,889

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/31/22	500	4,305

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/39	3,225	(764,455)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.31% semi-annually. Counterparty: Citigroup, Inc.	10/30/39	830	(246,085)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.32% quarterly. Counterparty: CS First Boston	10/30/39	2,320	(689,007)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays Capital, Inc.	11/25/39	1,480	(87,984)

			$882,849

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	$250	16,729

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	250	44,909

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	150	24,762

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	440	48,818

/ 29

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	$135	$(2,205)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	40	(791)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	90	(1,873)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	135	(2,623)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	175	28,257

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	275	43,529

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	175	27,589

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	100	2,924

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	75	2,249

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	275	7,625

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	175	4,852

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	325	41,471

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	50	6,271

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	325	25,128

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	175	11,136

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	175	11,261

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	150	24,941

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	175	4,699

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	120	2,864

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	300	(8,414)

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	190	(5,671)

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	75	12,448

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	135	(4,030)

The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 7.88%, due 08/01/11. Counterparty: UBS AG	12/20/12	250	17,794

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	75	1,222

The Fund pays a fixed rate equal to 3.52% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Deutsche Bank AG	03/20/13	125	(7,431)

30 /

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	$75	$1,222

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	225	(10,998)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	80	2,666

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG	12/20/13	200	(1,479)

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc. 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.	03/20/14	205	11,562

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.	03/20/14	210	(738)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG	03/20/14	200	3,562

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.	03/20/14	135	(728)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co. 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.	03/20/14	205	1,743

The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.	03/20/14	165	15,008

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Companies, Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	03/20/14	140	601

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	150	(300)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	225	(11,246)

			$389,315

SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: Citigroup, Inc.	02/17/49	535	160,914

The Fund pays a fixed rate equal to 0.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 2, due 03/15/49. Counterparty: CS First Boston	03/15/49	820	165,486

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: Deutsche Bank AG	12/13/49	400	119,215

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: JPMorgan Chase & Co.	12/13/49	500	149,019

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: JPMorgan Chase & Co.	12/13/49	165	49,176

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 5, due 02/15/51. Counterparty: Citigroup, Inc.	02/15/51	415	131,124

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: CS First Boston	02/17/51	400	120,309

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: JPMorgan Chase & Co.	02/17/51	165	49,628

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.	10/12/52	250	86,163

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.	10/12/52	250	86,163

The Fund pays a fixed rate equal to 0.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.	10/12/52	820	115,460

			$1,232,657

/ 31

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.63%, due 02/17/09. Counterparty: CS First Boston	03/20/09	AA	$500	$937	$937

Receive a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston	12/20/10	AAA	365	14,875	14,875

				$15,812	$15,812

		Premiums Paid/ (Received)
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	$(841,883)	1,500	(63,228)	(905,111)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	(295,844)	580	(54,132)	(349,976)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(90,256)	180	(18,357)	(108,613)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(459,068)	900	(83,999)	(543,067)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(128,840)	755	(326,733)	(455,573)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(458,970)	1,000	(149,849)	(608,819)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(137,455)	250	(14,750)	(152,205)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston	01/25/38	(190,703)	350	(22,384)	(213,087)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc	01/25/38	(106,487)	200	(15,277)	(121,764)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.	01/25/38	(79,865)	150	(11,458)	(91,323)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(222,634)	500	(81,775)	(304,409)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(242,705)	300	(20,073)	(262,778)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(283,156)	350	(23,418)	(306,574)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(280,550)	350	(26,024)	(306,574)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(202,254)	250	(16,727)	(218,981)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(161,307)	200	(13,878)	(175,185)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.	05/25/46	(84,492)	225	(29,287)	(113,779)

		$(4,266,469)		$(971,349)	$(5,237,818)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $191,885,964 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$3,129,715
Gross unrealized depreciation	(16,992,659)

Net unrealized (depreciation)	$(13,862,944)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.

32 /

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $8,777,355 representing 5.73% of total net assets.

[4]	Security is currently in default with regards to scheduled interest or principal payments.
[5]	Illiquid security.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/09/08	Calpine CCFC I Term
	Loan, 7.46%, 08/26/09	$748,530	$727,421	0.48%
10/22/07	HCA Term Loan A, 3.46%, 11/18/12	693,412	602,981	0.39%

		$1,441,942	$1,330,402	0.87%

[8]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.
[9]	Inflation protected security. Principal amount reflects original security face amount.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†	Fair valued security. The aggregate value of fair valued securities is $10,958,163 which is 7.16% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

/ 33

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 114.33%
ASSET-BACKED SECURITIES — 6.04%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$71,796	$70,806
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		4,312	4,278
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2,3]	6,264	1,292
Asset Backed Funding Certificates 2006-HE1 A2D
0.69%	01/25/37	[3]	18,144,000	6,955,199
Asset Backed Funding Certificates 2006-OPT2 A3D
0.69%	10/25/36	[3]	8,375,000	3,217,396
Asset Backed Funding Certificates 2007-WMC1 A2B
1.47%	06/25/37	3,†	41,977,000	15,440,279
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.20%	08/15/33	[3]	4,964,231	3,297,911
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		8,247,643	7,062,044
Bear Stearns Asset Backed Securities Trust 2002-1 1A5 (STEP)
6.89%	12/25/34		138,166	136,703
Bear Stearns Asset Backed Securities Trust 2007-2 A1
0.66%	01/25/47	[3]	2,436,572	2,004,758
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	4,†	2,205,000	1,704,706
BNC Mortgage Loan Trust 2007-1 A3
0.57%	03/25/37	[3]	12,881,000	7,402,964
Carrington Mortgage Loan Trust 2007-FRE1 A1
0.59%	02/25/37	[3]	19,365,113	15,680,106
Centex Home Equity 2006-A AV4
0.72%	06/25/36	3,†	100,000	51,001
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37		305,000	229,462
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A
0.53%	05/25/37	[3]	26,408,135	21,043,401
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A4
0.67%	01/25/37	[3]	28,000	12,963
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
1.47%	07/25/37	3,†	3,090,000	271,386
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		6,035,147	5,787,403
Conseco Financial Corp. 1998-2 A5
6.24%	12/01/28	[3]	20,216	15,386
Conseco Financial Corp. 1998-6 A7
6.45%	06/01/30		182,800	170,465
Countrywide Asset-Backed Certificates 2007-10 2A2
0.59%	06/25/47	3,†	12,650,000	7,969,579
Countrywide Asset-Backed Certificates 2007-6 2A1
0.57%	09/25/37	[3]	12,785,840	11,206,769
Countrywide Asset-Backed Certificates 2007-7 2A2
0.63%	10/25/37	[3]	18,109,000	11,733,593
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		65,577	57,182
Embarcadero Aircraft Securitization Trust 2000-A A1
1.68%	08/15/25	3,4,†	1,557,154	825,334
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		148,740	22,321
Genesis Funding Ltd. 2006-1A G1
0.82%	12/19/32	3,4,†	12,600,000	6,300,685
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.75%	05/15/35	[2]	42,209,032	938,404
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		28,350,000	26,641,672
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A4
4.55%	12/10/41		435,000	393,716
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		289,884	204,650
IndyMac Residential Asset Backed Trust 2007-A 2A4A
0.79%	04/25/47	[3]	6,256,000	1,414,898
Inman Square Funding Ltd. 2005-2A I
4.66%	10/06/40	2,3,4,†	3,424,655	1,078,780
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF6 (STEP)
5.50%	11/25/36		340,000	207,229
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[4]	707,454	706,183
Lehman XS Trust 2006-GP1 A4A
0.80%	05/25/46	[2,3]	33,802,699	1,685,896
Long Beach Mortgage Loan Trust 2006-11 2A4
0.70%	12/25/36	[3]	11,750,000	2,638,226
MASTR Asset Backed Securities Trust 2006-WMC3 A4
0.63%	08/25/36	[3]	160,000	46,278

34 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MASTR Asset Backed Securities Trust 2007-HE1 A1
0.55%	05/25/37	[3]	$15,703	$13,211
MASTR Asset Backed Securities Trust 2007-HE1 A3
0.68%	05/25/37	[3]	34,000	12,221
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
0.72%	04/25/37	[3]	14,700,000	4,483,500
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
0.65%	06/25/37	[3]	93,300	40,585
Mid-State Trust 11 A1
4.86%	07/15/38		77,594	67,842
Mid-State Trust 2004-1 A
6.01%	08/15/37		68,381	57,877
Mid-State Trust 6 A1
7.34%	07/01/35		83,207	81,870
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	34,501,988	30,022,112
Nomura Asset Acceptance Corp. 2006-S1 A1
0.61%	01/25/36	[3,4]	604,729	493,935
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		23,698	20,088
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[3]	342,255	168,617
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	[3]	2,458,768	1,298,682
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[3]	1,220,808	760,944
Oakwood Mortgage Investors, Inc. 2002-B A3
6.06%	03/15/25	[3]	141,765	92,086
PAMCO CLO 1998-1A B2
4.54%	05/01/10	3,4,†	2,150,087	903,272
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,810,000	4,642,949
Popular ABS Mortgage Pass-Through Trust 2007-A A3
0.78%	06/25/47	[3]	21,277,500	6,287,620
Residential Asset Mortgage Products, Inc. 2003-RS10 AI6 (STEP)
5.86%	11/25/33		293,089	180,209
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		275,562	153,615
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		637,921	571,808
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		342,465	313,333
Resmae Mortgage Loan Trust 2006-1 A1B
0.74%	02/25/36	[3,4]	5,851,094	4,462,195
Saxon Asset Securities Trust 2007-1 A2C
0.62%	01/25/47	[3]	8,135,000	4,239,611
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.70%	02/25/37	[3]	112,690	52,408
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.60%	05/25/37	[3]	23,687,313	19,337,683
Securitized Asset Backed Receivables LLC Trust 2007-NC2 A2B
0.61%	01/25/37	[3]	160,000	76,132
SG Mortgage Securities Trust 2006-FRE1 A1B
0.74%	02/25/36	[3]	4,169,751	3,088,396
Signature 5 CBO
4.00%	10/15/09	2,†	2,000,000	200,055
Soundview Home Equity Loan Trust 2006-EG1 A2
0.58%	10/25/36	[3]	20,000,000	16,928,120
Soundview Home Equity Loan Trust 2006-EQ1 A3
0.63%	10/25/36	[3]	19,051,000	11,791,384
Soundview Home Equity Loan Trust 2006-EQ1 A4
0.72%	10/25/36	[3]	6,350,000	2,001,752
Soundview Home Equity Loan Trust 2006-EQ2 A4
0.71%	01/25/37	[3]	11,864,000	2,444,998
Soundview Home Equity Loan Trust 2007-NS1 A4
0.77%	01/25/37	[3]	12,355,000	3,684,312
Structured Asset Receivables Trust 2003-1A CTFS
4.92%	01/21/10	3,4,†	4,464,407	3,170,217
Structured Asset Receivables Trust 2003-2A CTFS
4.82%	01/21/09	3,4,†	514,139	452,498
Structured Asset Securities Corp. 2007-EQ1 A4
0.72%	03/25/37	3,†	26,325,800	10,268,358
Terwin Mortgage Trust 2005-7SL A1
0.74%	07/25/35	[3,4]	146,580	136,380
Terwin Mortgage Trust 2006-11 A2A
0.53%	10/25/37	3,†	6,542,989	4,978,999
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,4,†	23,030,000	5,527,373
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	[2,3]	42,500,000	11,388,682

/ 35

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 2007-9SL M1
2.97%	06/25/38	3,4,†	$12,000,000	$1,201,066
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[3]	5,280,000	4,777,276

Total Asset-Backed Securities (Cost $476,580,479)				325,505,575

CORPORATES — 23.01%*
Automotive — 0.01%
General Motors Corp.
7.38%	05/23/48		5,200,000	767,000

Banking — 5.28%
Bank of America Corp.
5.75%	12/01/17		8,500,000	8,501,385
8.00%	12/29/49	[3]	36,000,000	25,931,520
8.13%	12/29/49	[3]	10,015,000	7,503,739
Bank One Corp. (STEP)
9.88%	03/01/19		1,345,000	1,470,786
BankAmerica Capital II
8.00%	12/15/26		800,000	655,260
BankAmerica Capital III *
5.32%	01/15/27	[3]	35,000	18,621
BankAmerica Institutional A
8.07%	12/31/26	[4]	350,000	287,663
Banponce Trust I A
8.33%	02/01/27		12,706,000	10,507,138
Credit Suisse/New York
6.00%	02/15/18		35,555,000	32,706,618
Credit Suisse/New York (MTN)
5.00%	05/15/13		16,178,000	15,585,189
Deutsche Bank AG/London
4.88%	05/20/13		15,680,000	15,409,426
First Chicago NBD Institutional Capital I
3.74%	02/01/27	3,†	90,000	45,450
HBOS Capital Funding LP
6.07%	06/24/49	[3,4]	7,853,000	2,907,047
HBOS PLC
5.92%	09/29/49	[3,4]	37,672,000	14,278,178
6.75%	05/21/18	[4]	12,570,000	11,081,222
JPMorgan Chase & Co.
6.40%	05/15/38		37,183,000	44,144,810
JPMorgan Chase & Co. 1
7.90%	12/31/49	[3]	44,027,000	36,719,663
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[3]	2,500,000	2,303,750
JPMorgan Chase Bank NA
7.59%	03/28/22	[3]	60,000	59,592
JPMorgan Chase Capital XIII M
2.42%	09/30/34	3,†	3,414,000	1,911,852
National Australia Bank Ltd.
5.35%	06/12/13	[4]	25,750,000	24,180,942
National Australia Bank Ltd. A
8.60%	05/19/10		13,144,000	13,414,162
National Capital Trust II
5.49%	12/29/49	[3,4]	2,532,000	1,339,560
Nationsbank Capital Trust III
5.30%	01/15/27	[3]	8,564,000	4,242,648
NB Capital Trust IV
8.25%	04/15/27		230,000	190,671
Sovereign Capital Trust VI
7.91%	06/13/36		13,490,000	8,954,689

				284,351,581

Communications — 0.86%
Cellco Partnership
8.50%	11/15/18	[4]	26,175,000	30,721,676
Cincinnati Bell, Inc.
7.25%	07/15/13		525,000	464,625
CSC Holdings, Inc. B
7.63%	04/01/11		1,575,000	1,492,313
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		2,100,000	1,281,000
Frontier Communications Corp.
6.63%	03/15/15		1,825,000	1,314,000
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13	[5]	775,000	60,062
Intelsat Corp.
9.25%	08/15/14	[4]	880,000	822,800
Level 3 Financing, Inc.
8.75%	02/15/17		575,000	293,250
9.25%	11/01/14		250,000	146,250
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		750,000	570,000
Qwest Communications International, Inc.
3.50%	11/15/25		5,000,000	4,176,800
7.25%	02/15/11		200,000	175,000
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	2,880,000
Sprint Nextel Corp.
1.87%	06/28/10	[3]	1,350,000	1,134,000
Videotron Ltd.
9.13%	04/15/18	[4]	850,000	794,750

				46,326,526

36 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Products — 0.01%
Visant Holding Corp.
8.75%	12/01/13		$925,000	$689,125

Electric — 2.98%
Appalachian Power Co.
6.60%	05/01/09		9,671,000	9,695,607
Aquila, Inc.
7.95%	02/01/11		7,375,000	7,226,984
11.88%	07/01/12		1,000,000	1,010,706
Calpine Construction Finance Co., LP
11.60%	08/26/11	[3,4]	11,625,000	9,706,875
Cedar Brakes I LLC
8.50%	02/15/14	[4]	6,593,772	6,275,938
Cedar Brakes II LLC
9.88%	09/01/13	[4]	8,735,556	9,089,276
Cleco Power LLC
6.65%	06/15/18		20,000,000	19,595,200
Consolidated Edison Co. of New York, Inc.
7.13%	12/01/18		11,295,000	12,166,963
Consolidated Edison Co. of New York, Inc. 08-A
5.85%	04/01/18		15,004,000	15,135,555
Entergy Gulf States Louisianna LLC
6.00%	05/01/18	[4]	17,500,000	15,278,707
Entergy Gulf States, Inc.
5.25%	08/01/15		4,600,000	3,930,723
6.00%	12/01/12		325,000	309,258
Entergy Louisiana LLC
5.83%	11/01/10		260,000	251,655
FPL Group Capital, Inc.
2.75%	06/17/11	[3]	1,000,000	904,940
5.35%	06/15/13		3,355,000	3,360,167
GWF Energy LLC
6.13%	12/30/11	[4]	2,264,053	2,214,448
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	300,000	247,500
Kansas City Power & Light Co.
6.38%	03/01/18		7,032,000	6,658,383
Mirant Mid Atlantic LLC A
8.63%	06/30/12		14,754,029	13,518,379
Power Contract Financing LLC
6.26%	02/01/10	[4]	4,353,623	4,267,369
Power Receivables Finance LLC
6.29%	01/01/12		98,718	96,768
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	4,784,700
Public Service Co. of New Mexico
7.95%	05/15/18		17,849,000	14,547,006
Union Electric Co.
6.70%	02/01/19		210,000	191,686

				160,464,793

Energy — 0.73%
AES Corp. (The)
8.75%	05/15/13	[4]	800,000	772,000
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		1,000,000	535,000
Atlas Energy Resources, LLC
10.75%	02/01/18	[4]	1,000,000	615,000
Chesapeake Energy Corp.
7.00%	08/15/14		925,000	772,375
Comstock Resources, Inc.
6.88%	03/01/12		850,000	658,750
Corral Finans AB (PIK)
6.25%	04/15/10	[4]	527,438	287,454
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[4]	500,000	167,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	2,175,000	1,544,250
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,117,500
Newfield Exploration Co.
7.13%	05/15/18		500,000	397,500
OPTI Canada, Inc.
7.88%	12/15/14		750,000	386,250
Sabine Pass LNG LP
7.25%	11/30/13		17,775,000	13,064,625
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,466,781
Southern Union Co.
7.20%	11/01/66	[3]	22,620,000	7,917,000
Tesoro Corp.
6.50%	06/01/17		1,175,000	650,656
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	9,094,916

				39,447,557

Finance — 8.08%
ABX Financing Co.
6.35%	10/15/36	[4]	5,000,000	3,901,825
Bear Stearns Cos., Inc. (The)
5.70%	11/15/14		3,525,000	3,445,691
7.25%	02/01/18		14,230,000	15,620,257
Bear Stearns Cos., Inc. (The) (MTN)
2.24%	02/23/10	[3]	85,000	82,568
4.91%	07/16/09	[3]	8,910,000	8,806,246

/ 37

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Capital One Financial Corp. (MTN)
5.70%	09/15/11		$100,000	$92,925
Citigroup Capital XXI
8.30%	12/21/57	[3]	24,593,000	19,009,823
Citigroup, Inc.
5.50%	04/11/13		6,291,000	6,131,171
6.50%	08/19/13		30,110,000	30,413,569
6.88%	03/05/38		24,521,000	27,996,386
8.40%	04/30/49	[3]	17,276,000	11,428,765
Countrywide Financial Corp. (MTN)
1.69%	03/24/09	[3]	21,681,000	21,505,774
4.35%	01/05/09	[3]	8,592,000	8,590,282
5.80%	06/07/12		16,255,000	15,585,258
Countrywide Home Loans, Inc. K (MTN)
5.63%	07/15/09		7,350,000	7,267,071
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		20,645,000	19,664,115
Credit Suisse FB USA, Inc.
5.13%	08/15/15		15,000	13,642
Credit Suisse Guernsey Ltd. 1
2.84%	05/29/49	[3]	15,933,000	7,943,079
Ford Motor Credit Co. LLC
5.80%	01/12/09		7,798,000	7,775,939
7.25%	10/25/11		2,000	1,462
7.57%	01/13/12	[3]	3,809,000	2,480,611
7.80%	06/01/12		7,750,000	5,440,872
8.00%	12/15/16		2,750,000	1,793,542
9.20%	04/15/09	[3]	2,925,000	2,826,281
General Electric Capital Corp. A (MTN)
2.26%	09/15/14	[3]	20,680,000	15,941,447
GMAC LLC
4.40%	12/01/14	[3]	27,009,000	15,158,801
6.63%	05/15/12		126,000	97,177
Goldman Sachs Group LP
4.50%	06/15/10		1,270,000	1,251,873
Goldman Sachs Group, Inc. (The)
1.98%	03/22/16	[3]	30,000	22,550
2.89%	02/06/12	[3]	1,190,000	1,008,314
4.75%	07/15/13		19,150,000	17,118,036
5.32%	01/12/15	[3]	3,800,000	2,822,746
6.15%	04/01/18		26,290,000	25,307,332
Goldman Sachs Group, Inc. B (The) (MTN)
4.46%	07/22/15	[3]	8,690,000	6,430,600
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[5]	12,736,000	1,209,920
8.92%	02/16/17	[5]	7,103,000	674,785
11.00%	11/07/16	[5]	12,918,000	1,227,210
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[5]	6,812,000	647,140
Merrill Lynch & Co., Inc. (MTN)
4.02%	05/20/09	[3]	7,000,000	6,911,919
8.68%	05/02/17	[3]	2,770,000	2,449,788
8.95%	05/18/17	[3]	3,430,000	3,050,642
9.57%	06/06/17	[3]	11,337,000	10,161,353
Morgan Stanley
5.03%	01/15/10	[3]	2,625,000	2,446,161
5.05%	01/21/11		19,880,000	19,103,686
5.23%	10/15/15	[3]	1,505,000	1,032,421
6.75%	04/15/11		12,975,000	12,773,044
Morgan Stanley (MTN)
4.95%	10/18/16	[3]	14,975,000	10,321,594
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	10,620,860
Pemex Finance Ltd.
8.88%	11/15/10	†	200,000	208,678
Toyota Motor Credit Corp. (MTN)
0.00%	10/24/13	[3]	7,992,000	7,731,461
Wachovia Bank NA
6.00%	11/15/17		21,041,000	20,203,097
Wachovia Capital Trust III
5.80%	03/15/42	[3]	4,550,000	2,685,683
Wachovia Corp.
7.98%	09/29/49	[3]	6,185,000	5,286,214
Woodbourne Capital Trust I
1.54%	04/08/49	[2,3,4]	1,350,000	769,500
Woodbourne Capital Trust II
1.54%	04/08/49	[2,3,4]	1,350,000	769,500
Woodbourne Capital Trust III
1.54%	04/08/49	[2,3,4]	1,350,000	769,500
Woodbourne Capital Trust IV
1.54%	04/08/49	[2,3,4]	1,350,000	769,500

				434,799,686

Health Care — 0.08%
Community Health Systems, Inc.
8.88%	07/15/15		3,775,000	3,529,625
Tenet Healthcare Corp.
7.38%	02/01/13		1,250,000	896,875

				4,426,500

Industrials — 0.31%
General Electric Co.
5.25%	12/06/17		16,828,000	16,806,208

Insurance — 0.69%
Allied World Assurance Co. Holdings Ltd.
7.50%	08/01/16		200,000	141,180
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		6,676,000	5,975,020

38 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Farmers Exchange Capital
7.05%	07/15/28	[4]	$2,926,000	$1,794,937
7.20%	07/15/48	[4]	1,542,000	856,339
Farmers Insurance Exchange
8.63%	05/01/24	[4]	11,127,000	7,448,748
MetLife Capital Trust X
9.25%	04/08/38	[3,4]	11,500,000	8,037,154
MetLife, Inc.
6.50%	12/15/32		115,000	103,101
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[4]	15,939,000	8,633,519
Stingray Pass-Through Trust
5.90%	01/12/15	[2,4]	50,000	6,000
ZFS Finance USA Trust I
6.15%	12/15/65	[3,4]	7,549,000	4,231,131

				37,227,129

Materials — 0.27%
Barrick Gold Finance Co. LLC (MTN)
6.13%	09/15/13		14,810,000	14,057,060
Freeport-McMoRan Copper & Gold, Inc.
7.08%	04/01/15	[3]	350,000	231,437

				14,288,497

Real Estate Investment Trust (REIT) — 2.07%
BRE Properties, Inc.
7.45%	01/15/11		9,410,000	8,101,643
CPG Partners LP
8.25%	02/01/11		230,000	201,673
Developers Diversified Realty Corp.
4.63%	08/01/10		620,000	436,915
5.25%	04/15/11		3,555,000	1,878,149
5.38%	10/15/12		315,000	132,195
Equity One, Inc.
3.88%	04/15/09		270,000	263,352
First Industrial LP
5.25%	06/15/09		6,000,000	5,624,461
First Industrial LP (MTN)
7.50%	12/01/17		140,000	71,162
HCP, Inc.
6.45%	06/25/12		11,800,000	8,450,846
7.07%	06/08/15		75,000	51,516
HCP, Inc. (MTN)
5.95%	09/15/11		165,000	136,826
Highwoods Properties, Inc.
7.50%	04/15/18		6,795,000	4,415,710
Reckson Operating Partnership LP
6.00%	03/31/16		335,000	184,250
7.75%	03/15/09		9,985,000	9,547,717
Shurgard Storage Centers LLC
5.88%	03/15/13		354,000	247,601
7.75%	02/22/11		7,200,000	7,234,329
Simon Property Group LP
4.88%	08/15/10		24,080,000	21,311,643
5.30%	05/30/13		10,400,000	7,782,091
5.75%	05/01/12		2,025,000	1,619,919
6.13%	05/30/18		1,290,000	873,042
7.00%	07/15/09		1,750,000	1,705,772
7.13%	02/09/09		2,800,000	2,765,315
UDR, Inc.
6.05%	06/01/13		3,100,000	2,188,916
UDR, Inc. (MTN)
5.00%	01/15/12		2,600,000	2,143,752
Washington Real Estate Investment Trust
5.95%	06/15/11		250,000	180,222
WEA Finance LLC
7.13%	04/15/18	[4]	33,240,000	23,615,923

				111,164,940

Secured Assets — 0.15%
Ingress I Ltd. B-A
7.38%	03/30/40	4,†	9,745,000	8,215,306

Services — 0.03%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	513,750
United Rentals North America, Inc.
6.50%	02/15/12		1,000,000	795,000
7.00%	02/15/14		375,000	230,625

				1,539,375

Transportation — 1.46%
American Airlines, Inc. 1999-1 A2
7.02%	10/15/09		10,000	9,500
American Airlines, Inc. 2001-2 A1
6.98%	04/01/11		48,826	42,479
American Airlines, Inc., AMBAC Assurance Corp. 2003-1
3.86%	07/09/10		4,588,709	4,071,823
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		2,260,212	1,559,546
Continental Airlines, Inc. 1997-4 A
6.90%	01/02/18		62,279	49,823
Continental Airlines, Inc. 1999 A-2
7.06%	09/15/09		2,000,000	1,920,000
Continental Airlines, Inc. 1999-2 A-1
7.26%	03/15/20		6,821,196	5,252,321
Continental Airlines, Inc. 2000-1 A2
7.92%	05/01/10		2,000,000	1,800,000

/ 39

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		$4,673,000	$3,411,290
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,500,000	1,425,000
Delta Air Lines, Inc.
6.82%	08/10/22		3,898,683	2,475,663
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10		3,097,923	2,850,090
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		29,818,000	24,450,760
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		23,190,000	19,015,800
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		35,228	23,955
United Air Lines, Inc. 2000-2
7.19%	04/01/11		6,090,235	5,603,017
United Air Lines, Inc. 2000-2 A1
7.03%	10/01/10		1,967,849	1,810,421
United Air Lines, Inc. 2001-1
6.60%	09/01/13		1,599	1,503
United Air Lines, Inc. 2001-1 A1
6.07%	03/01/13		2,719,652	2,556,473

				78,329,464

Total Corporates (Cost $1,412,374,771)				1,238,843,687

BANK LOANS — 1.04%*
Automotive —0.06%
General Motors Corp. Strip II
5.67%	07/20/11	[6]	7,350,000	3,064,950
Metaldyne Corp.
7.38%	01/11/14		250,000	70,417

				3,135,367

Communications — 0.09%
Cebridge 2nd Lien (PIK)
9.13%	05/05/14	[6]	8,301,167	3,860,042
Charter Communications, Inc. Term Loan 3rd Lien
3.96%	09/06/14	[6]	1,000,000	538,750
Dex Media West LLC Term Loan B
0.00%	10/24/14	[6]	500,000	215,000
Univision Communications, Inc. 1st Lien Strip
2.71%	03/15/14	[6]	375,000	154,167

				4,767,959

Consumer Discretionary — 0.01%
Tribune 1st Lien Term Loan B
6.50%	05/24/14	[6]	1,500,000	428,571

Electric — 0.29%
Calpine CCFC I Term Loan
7.46%	08/26/09	[6]	13,443,262	13,107,181
TPF Generation Holdings LLC 2nd Lien
5.71%	12/15/14	[6]	1,000,000	545,000
TXU Energy Term Loan B3
3.90%	10/10/14		2,469,987	1,723,846

				15,376,027

Energy — 0. 02%
NRG Energy, Inc. Term Loan
1.96%	02/01/13	[6]	997,038	869,666

Finance — 0.01%
Kelson 1st Lien
4.71%	03/16/13	[6]	862,989	649,708

Health Care — 0.40%
Carestream Health, Inc. Term Loan
7.97%	10/30/13	[6]	1,000,000	268,750
HCA Term Loan A
3.46%	11/18/12	[6]	25,402,199	21,560,116

				21,828,866

Insurance — 0.01%
Asurion Corp. Term Loan
4.33%	07/13/14	[6]	750,000	512,344

Materials — 0.01%
Lyondell Chemical Co.
7.00%	12/20/14		1,641,719	755,191

Services — 0.02%
Cengage Learning Term Loan B
2.96%	07/09/14	[6]	1,975,000	1,298,013

Transportation — 0.12%
Delta Air Lines, Inc. Term Loan 1st Lien
2.43%	05/01/12	[6]	495,000	334,744
Northwest Air Dip
2.39%	05/21/12	[6]	8,309,495	6,140,127

				6,474,871

Total Bank Loans (Cost $72,837,286)				56,096,583

MORTGAGE-BACKED — 78.66%**
Commercial Mortgage-Backed — 10.11%
Bank of America Commercial Mortgage, Inc. 2005-6 A4
5.18%	09/10/47	[3]	25,000,000	20,562,485
Bayview Commercial Asset Trust 2006-3A A1
0.72%	10/25/36	3,4,†	8,047,671	6,438,356

40 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[3]	$23,003,000	$20,802,687
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		58,110,000	56,803,478
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	23,778,340
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	38,651,000	35,317,827
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		3,035,000	2,390,029
Citigroup Commercial Mortgage Trust 2006-C4 A3
5.72%	03/15/49	[3]	14,850,000	11,691,294
Citigroup Commercial Mortgage Trust 2007-C6 AM
5.70%	12/10/49	[3]	2,040,000	942,052
Commercial Mortgage Pass-Through Certificates 2006-C7 AM
5.79%	06/10/46	[3]	11,728,000	6,095,436
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.55%	02/15/39	[3]	14,082,000	10,506,449
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		21,095,000	16,431,345
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		20,760,000	19,017,335
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		11,038,009	10,808,357
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[3]	2,040,000	1,670,467
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	31,195,073
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4
5.91%	07/10/38	[3]	12,685,000	9,940,936
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		18,750,000	14,328,292
JPMorgan Alternative Loan Trust 2007-A2 12A2
0.57%	06/25/37	[3]	28,643,350	21,871,082
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 AM
5.59%	05/12/45		3,455,000	1,720,829
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
5.88%	04/15/45	[3]	31,250,000	25,028,847
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.75%	02/12/49	[3]	17,918,000	12,883,178
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	47,230,000	33,852,613
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[3]	5,593,000	2,426,123
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		18,785,000	13,338,627
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		32,531,537	32,533,824
LB-UBS Commercial Mortgage Trust 2003-C8 A4
5.12%	11/15/32	[3]	320,000	282,699
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[3]	25,000,000	18,565,853
Morgan Stanley Capital I 2005-HQ6 A4A
4.99%	08/13/42		19,726,000	16,171,830
Morgan Stanley Capital I 2006-HQ8 A4
5.39%	03/12/44	[3]	17,045,000	13,832,215
Morgan Stanley Capital I 2006-T21 A4
5.16%	10/12/52	[3]	16,160,000	11,506,990
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		3,035,000	2,282,074
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[3]	4,986,377	4,983,410
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		8,217,410	7,831,221
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3
4.87%	03/18/36		65,000	59,078
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35	[3]	30,000,000	25,679,667
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM
5.59%	04/15/47	[3]	2,220,000	1,017,842

				544,588,240

/ 41

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 5.84%
Adjustable Rate Mortgage Trust 2005-12 2A1
5.67%	03/25/36	[3]	$222,307	$121,269
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[3]	20,302,821	13,483,427
American Home Mortgage Assets 2007-4 A2
0.66%	08/25/37	[3]	36,102,000	20,373,868
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		200,652	192,480
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.20%	11/20/46	[3]	27,454,025	18,667,732
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	2,4,†	1,255,563	251,799
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A
5.15%	10/12/42	[3]	23,070,000	19,966,649
BHN I Mortgage Fund 1997-2 A1
1.92%	05/31/17	2,3,4,†	13,760	2,752
BHN I Mortgage Fund 1997-2 A2
7.54%	05/31/17	2,4,†	2,500	501
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[2,4]	297,245	59,449
BlackRock Capital Finance LP 1997-R2 AP
1.29%	12/25/35	[3,4]	4,083	4,085
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[3]	14,409,427	10,128,282
Chase Mortgage Finance Corp. 2005-A1 2A3
5.24%	12/25/35	[3]	615,000	402,884
Chase Mortgage Finance Corp. 2007-A2 2A3
5.18%	07/25/37	3,†	25,829,442	20,756,371
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.75%	01/25/35	[3,4]	2,157,724	1,903,262
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1
5.50%	12/25/18		413	401
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.75%	05/25/34	[3,4]	19,094,440	16,507,262
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		84,739	72,886
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	2,7,†	16,368,427	77,370
Countrywide Alternative Loan Trust 2005-27 2A1
3.61%	08/25/35	[3]	10,362,558	4,479,621
Countrywide Alternative Loan Trust 2005-36 2A1A
0.78%	08/25/35	[3]	349,236	155,529
Countrywide Alternative Loan Trust 2005-43 4A1
5.67%	10/25/35	[3]	197,910	107,847
Countrywide Alternative Loan Trust 2005-59 1A1
0.80%	11/20/35	[3]	263,183	132,160
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		17,176,720	13,173,516
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
4.22%	05/20/46	[2]	57,547,933	1,052,048
Countrywide Home Loan Mortgage Pass-Through Trust 2001-HYB1 1A1
4.93%	06/19/31	[3]	57,475	41,711
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.08%	08/25/34	[3]	11,550,442	7,473,806
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.09%	09/20/35	[3]	12,918,852	6,527,910
Credit Suisse Mortgage Capital Certificates 2006-6 2A1
1.07%	07/25/36	[3]	148,324	58,005
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
0.00%	01/25/26	2,4,†	170,267	107
Equity One ABS, Inc. 1998-1 A2 (STEP)
7.48%	11/25/29		40,597	35,904
First Horizon Alternative Mortgage Securities 2004-AA3 A1
5.31%	09/25/34	[3]	145,357	87,184
First Horizon Asset Securities, Inc. 2004-AR5 2A1
5.10%	10/25/34	[3]	38,257	25,656
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		15,390,000	11,680,565
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[2,7]	21,704,386	295,044
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[2,7]	8,604,159	75,286
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.87%	08/25/34	[3]	34,791	17,195
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.45%	10/25/34	[3]	115,310	81,751

42 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.78%	10/25/36	[3]	$312,536	$144,025
IndyMac Index Mortgage Loan Trusts 2004-AR14 AX2 (IO)
0.00%	01/25/35	[2,7]	38,283	371
JPMorgan Mortgage Trust 2003-A2 2A3
4.67%	11/25/33	[3]	705,000	459,428
JPMorgan Mortgage Trust 2004-A5 4A4
4.82%	12/25/34	[3]	740,000	506,324
JPMorgan Mortgage Trust 2005-A5 3A2
5.37%	08/25/35	[3]	300,000	211,779
JPMorgan Mortgage Trust 2005-A5 TA1
5.43%	08/25/35	[3]	3,548,586	2,845,474
JPMorgan Mortgage Trust 2006-A2 2A2
5.75%	04/25/36	[3]	380,000	229,508
JPMorgan Mortgage Trust 2006-A3 3A4
5.73%	05/25/36	[3]	23,500,000	11,380,329
JPMorgan Mortgage Trust 2007-S3 1A35
6.00%	08/25/37	†	45,751,521	28,684,774
MASTR Adjustable Rate Mortgages Trust 2004-13 3A7
3.79%	11/21/34	[3]	290,000	186,111
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
5.30%	06/25/34	[3]	3,174	1,575
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[3]	64,198	51,687
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		6,524,562	6,129,194
Ocwen Residential MBS Corp. 1998-R2 AP
8.11%	11/25/34	3,4,†	31,053	20,269
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		257,690	266,467
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		224,293	231,803
Residential Asset Mortgage Products, Inc. 2004-SL3 A2
6.50%	12/25/31		20,654	18,612
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		24,477,964	19,249,988
Ryland Mortgage Securities Corp. 1994-5 M3
4.64%	10/25/23	3,†	362,127	163,749
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
4.76%	12/27/35	[3]	4,283,059	2,631,851
Structured Asset Mortgage Investments, Inc. 2007-AR6 A1
3.98%	08/25/47	[3]	240,248	101,363
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		5,759	6,085
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	12,797	11,213
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
3.03%	04/25/47	[3]	30,003,547	13,240,535
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.57%	01/25/33	[3]	17,190	13,627
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.95%	06/25/33	[3]	131,223	100,246
Washington Mutual Mortgage Pass-Through Certificates 2004-AR3 A2
4.24%	06/25/34	[3]	170,164	120,609
Washington Mutual Mortgage Pass-Through Certificates 2005-AR16 1A4A
5.10%	12/25/35	[3]	320,000	181,363
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
4.27%	07/25/46	3,†	3,964,632	1,984,328
Washington Mutual Mortgage Pass-Through Certificates 2007-0A4 1A
3.03%	05/25/47	[3]	191,764	84,545
Washington Mutual Mortgage Pass-Through Certificates 2007-0A6 1A
3.07%	07/25/47	[3]	258,763	105,715
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.85%	02/25/47	2,7,†	169,663,749	2,859,284
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1A
2.96%	03/25/47	[3]	68,906,275	25,706,258
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.76%	06/25/34	[3]	445,000	257,413
Wells Fargo Mortgage Backed Securities Trust 2004-L A8
4.79%	07/25/34	[3]	410,000	287,488
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		571	430
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36		24,139,489	18,752,726
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		12,600,160	8,503,140

/ 43

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		$304,587	$205,061

				314,408,321

U.S. Agency Mortgage Backed — 62.71%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		6,413	6,768
Fannie Mae (TBA)
5.50%	01/01/38		503,415,000	516,472,327
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,539	1,605
Fannie Mae 1992-123 Z
7.50%	07/25/22		5,483	5,952
Fannie Mae 1992-83 Z
7.00%	06/25/22		18,885	19,174
Fannie Mae 1993-132 D (PO)
0.00%	10/25/22	[7]	296,447	245,928
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23		1,117,018	26,006
Fannie Mae 1993-29 PK
7.00%	03/25/23		202,000	213,038
Fannie Mae 1994-55 H
7.00%	03/25/24		130,000	138,812
Fannie Mae 1997-34 SA
17.32%	10/25/23	[3]	32,154	35,762
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	31,265,648
Fannie Mae 2003-52 SV
16.87%	05/25/31	[3]	3,977,107	4,243,561
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		3,907,664	140,905
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		2,789,780	39,469
Fannie Mae 2006-18 PD
5.50%	08/25/34		310,000	319,168
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	23,884,506
Fannie Mae 2006-B2 AB
5.50%	05/25/14		124,372	127,388
Fannie Mae 2007-34 SB (IO)
5.64%	04/25/37		37,462,214	2,478,534
Fannie Mae 2007-54 FA
0.87%	06/25/37	[3]	29,006,625	27,886,647
Fannie Mae 2007-64 FA
0.94%	07/25/37	3,†	224,110	212,225
Fannie Mae 2008-24 NA
6.75%	06/25/37		41,785,778	43,946,762
Fannie Mae FNCL (TBA)
4.50%	01/25/39		45,929,000	46,603,582
5.00%	01/25/39		252,070,000	257,584,031
Fannie Mae G92-36 Z
7.00%	07/25/22		1,100	1,172
Fannie Mae G93-21 Z
7.20%	05/25/23		20,115	21,666
Fannie Mae Pool 190375
5.50%	11/01/36		58,269,588	59,810,752
Fannie Mae Pool 233672
5.50%	09/01/23	[3]	23,483	23,321
Fannie Mae Pool 254232
6.50%	03/01/22		126,304	132,010
Fannie Mae Pool 254868
5.00%	09/01/33		58,986,226	60,389,663
Fannie Mae Pool 308798
5.35%	04/01/25	[3]	8,100	8,015
Fannie Mae Pool 312155
6.30%	03/01/25	[3]	28,352	28,344
Fannie Mae Pool 545191
7.00%	09/01/31		32,924	34,557
Fannie Mae Pool 555207
7.00%	11/01/17		16,557	17,232
Fannie Mae Pool 555284
7.50%	10/01/17		13,992	14,432
Fannie Mae Pool 613142
7.00%	11/01/31		106,185	112,392
Fannie Mae Pool 625666
7.00%	01/01/32		58,309	61,717
Fannie Mae Pool 633698
7.50%	02/01/31		66,037	70,571
Fannie Mae Pool 642322
4.93%	05/01/32	[3]	2,307	2,318
Fannie Mae Pool 646884
5.48%	05/01/32	[3]	27,953	28,045
Fannie Mae Pool 655928
7.00%	08/01/32		262,567	278,736
Fannie Mae Pool 725027
5.00%	11/01/33		68,210,488	69,870,452
Fannie Mae Pool 725232
5.00%	03/01/34		162,975	166,853
Fannie Mae Pool 725257
5.50%	02/01/34		13,736,986	14,117,485
Fannie Mae Pool 725425
5.50%	04/01/34		55,045,457	56,617,263
Fannie Mae Pool 730957
5.00%	08/01/33		22,104,662	22,642,599
Fannie Mae Pool 734922
4.50%	09/01/33		19,058,032	19,380,178

44 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735224
5.50%	02/01/35		$74,982,977	$77,059,920
Fannie Mae Pool 735646
4.50%	07/01/20		22,638,780	23,236,080
Fannie Mae Pool 735651
4.50%	06/01/35		73,034,324	74,177,560
Fannie Mae Pool 735686
6.50%	12/01/22		150,041	155,121
Fannie Mae Pool 735883
6.00%	03/01/33		12,774,853	13,270,245
Fannie Mae Pool 740297
5.50%	10/01/33		47,225	48,533
Fannie Mae Pool 741862
5.50%	09/01/33		45,658	46,923
Fannie Mae Pool 765387
6.00%	08/01/34		244,162	253,284
Fannie Mae Pool 770284
5.00%	04/01/34		9,606,095	9,836,866
Fannie Mae Pool 770332
5.00%	04/01/34		37,494,987	38,395,744
Fannie Mae Pool 789606
6.00%	08/01/34		132,885	137,147
Fannie Mae Pool 817611
5.32%	11/01/35	[3]	9,447,077	9,786,407
Fannie Mae Pool 836952
5.49%	10/01/35	[3]	216,698	220,828
Fannie Mae Pool 841031
5.27%	11/01/35	[3]	32,497	33,016
Fannie Mae Pool 844773
5.16%	12/01/35	[3]	141,337	143,668
Fannie Mae Pool 888219
5.50%	03/01/37		78,665,638	80,788,997
Fannie Mae Pool 888412
7.00%	04/01/37		21,304,446	21,912,712
Fannie Mae Pool 888430
5.00%	11/01/33		52,814,848	54,100,145
Fannie Mae Pool 888873
6.50%	08/01/37		12,815,731	13,335,869
Fannie Mae Pool 889125
5.00%	12/01/21		64,812,119	66,837,491
Fannie Mae Pool 889184
5.50%	09/01/36		65,932,050	67,814,720
Fannie Mae Pool 889572
5.50%	06/01/38		19,254,380	19,774,098
Fannie Mae Pool 895606
5.74%	06/01/36	[3]	56,342	57,175
Fannie Mae Pool 896464
5.81%	07/01/36	[3]	16,357,645	16,731,526
Fannie Mae Pool 908408
5.59%	04/01/37	[3]	33,244,103	33,949,875
Fannie Mae Pool 928920
6.50%	12/01/37		40,546,131	42,165,696
Fannie Mae Pool 933033
6.50%	10/01/37		43,197,618	44,167,876
Fannie Mae Pool 955212
5.50%	12/01/37		124,245,915	127,599,586
Fannie Mae Pool 960427
5.50%	01/01/38		60,335,783	61,964,378
Fannie Mae Pool 974148
5.50%	02/01/38		89,334	91,745
Freddie Mac 1004 H
7.95%	10/15/20		1,255	1,253
Freddie Mac 1073 G
7.00%	05/15/21		4,545	4,853
Freddie Mac 165 K
6.50%	09/15/21		773	773
Freddie Mac 1980 Z
7.00%	07/15/27		562,875	597,828
Freddie Mac 2098 TZ
6.00%	01/15/28		820,145	819,485
Freddie Mac 2209 TC
8.00%	01/15/30		340,447	357,294
Freddie Mac 2389 CD
6.00%	03/15/16		131,942	133,762
Freddie Mac 2481 AW
6.50%	08/15/32		171,415	180,352
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		5,573,655	190,495
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		145,372	18,654
Freddie Mac 2929 PE
5.00%	05/15/33		475,000	476,432
Freddie Mac 2968 EA
6.00%	11/15/23		213	213
Freddie Mac FGLMC (TBA)
5.50%	01/15/39		42,340,000	43,362,113
Freddie Mac Gold A14189
4.00%	10/01/33		176,482	174,862
Freddie Mac Gold A24156
6.50%	10/01/31		2,814,000	2,940,191
Freddie Mac Gold A25162
5.50%	05/01/34		25,714,216	26,390,220
Freddie Mac Gold A39012
5.50%	06/01/35		23,785	24,381
Freddie Mac Gold A54856
5.00%	01/01/34		31,876,732	32,586,486

/ 45

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold A61164
5.00%	04/01/36		$173,141	$177,396
Freddie Mac Gold A64183
6.00%	08/01/37		171,789	177,182
Freddie Mac Gold A65805
6.00%	09/01/37		5,237,282	5,403,606
Freddie Mac Gold A73260
6.00%	02/01/38		51,465	53,076
Freddie Mac Gold A83009
6.00%	11/01/38		43,255,672	44,615,860
Freddie Mac Gold C01492
5.00%	02/01/33		13,162,313	13,455,380
Freddie Mac Gold C03094
6.00%	11/01/37		375,533	387,322
Freddie Mac Gold C46104
6.50%	09/01/29		126,615	132,609
Freddie Mac Gold C55789
7.50%	10/01/27		45,861	48,478
Freddie Mac Gold C90573
6.50%	08/01/22		577,979	604,081
Freddie Mac Gold E02402
6.00%	10/01/22		263,440	273,220
Freddie Mac Gold G01515
5.00%	02/01/33		12,256,111	12,529,001
Freddie Mac Gold G01601
4.00%	09/01/33		420,300	416,442
Freddie Mac Gold G01611
4.00%	09/01/33		87,070	86,271
Freddie Mac Gold G01644
5.50%	02/01/34		50,391,475	51,716,399
Freddie Mac Gold G01673
5.50%	04/01/34		3,241,313	3,338,789
Freddie Mac Gold G02366
6.50%	10/01/36		21,604,722	22,553,314
Freddie Mac Gold G02461
6.50%	11/01/36		20,893,867	21,869,797
Freddie Mac Gold G02579
5.00%	12/01/34		24,060,164	24,651,415
Freddie Mac Gold G02884
6.00%	04/01/37		48,227,349	49,744,044
Freddie Mac Gold G02955
5.50%	03/01/37		32,382,738	33,759,097
Freddie Mac Gold G03357
5.50%	08/01/37		13,654,044	13,995,929
Freddie Mac Gold G03436
6.00%	11/01/37		78,430,346	80,921,121
Freddie Mac Gold G03601
6.00%	07/01/37		52,259,306	53,902,615
Freddie Mac Gold G03676
5.50%	12/01/37		37,453,954	38,426,880
Freddie Mac Gold G03739
6.00%	11/01/37		43,171,679	44,542,716
Freddie Mac Gold G03783
5.50%	01/01/38		16,239,581	16,661,430
Freddie Mac Gold G03985
6.00%	03/01/38		215,136	221,868
Freddie Mac Gold G04053
5.50%	03/01/38		210,250	215,449
Freddie Mac Gold G04079
5.50%	03/01/38		67,182,175	68,850,315
Freddie Mac Gold G04222
5.50%	04/01/38		607,613	622,700
Freddie Mac Gold G04438
5.50%	05/01/38		64,175,419	65,762,484
Freddie Mac Gold G04484
6.00%	08/01/38		236,338	243,734
Freddie Mac Gold G04516
6.00%	07/01/38		162,627	167,716
Freddie Mac Gold G04703
5.50%	08/01/38		100,449,027	102,932,790
Freddie Mac Gold G04706
5.50%	09/01/38		430,809	441,463
Freddie Mac Gold G04710
6.00%	09/01/38		14,803,308	15,266,542
Freddie Mac Gold G04711
6.00%	09/01/38		272,825	281,362
Freddie Mac Gold G11707
6.00%	03/01/20		7,000,900	7,260,786
Freddie Mac Gold G12393
5.50%	10/01/21		68,084,447	70,342,406
Freddie Mac Gold G12399
6.00%	09/01/21		39,579	41,051
Freddie Mac Gold G12824
6.00%	08/01/22		16,449,070	17,130,806
Freddie Mac Gold G12909
6.00%	11/01/22		42,544,974	44,308,263
Freddie Mac Gold G13032
6.00%	09/01/22		16,281,835	16,951,553
Freddie Mac Gold G13058
4.50%	10/01/20		39,018,247	40,157,441
Freddie Mac Gold H00790
5.50%	05/01/37		622,374	624,793
Freddie Mac Gold H09082
6.50%	09/01/37		302,083	308,868
Freddie Mac Non Gold Pool 1J0045
5.11%	01/01/36	[3]	363,617	369,965

46 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Non Gold Pool 781415
5.22%	04/01/34	[3]	$5,063,424	$5,049,573
Freddie Mac Non Gold Pool 781469
4.38%	04/01/34	[3]	4,243,157	4,179,692
Freddie Mac Non Gold Pool 781817
4.51%	08/01/34	[3]	103,923	101,997
Freddie Mac Non Gold Pool 788498
5.78%	02/01/30	[3]	20,790	20,641
Freddie Mac Non Gold Pool 847288
4.20%	05/01/34	[3]	6,883,662	6,922,349
Freddie Mac Pool H05069
5.50%	05/01/37		45,585,273	45,572,810
Ginnie Mae 2000-22 SG (IO)
9.76%	05/16/30		2,196,617	264,625
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		3,389,241	272,510
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		19,669,950	19,570,703
Ginnie Mae 2004-80 IP (IO)
5.50%	07/20/34		100,880	3,377
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		18,270,273	18,159,086
Ginnie Mae GNSF (TBA)
5.50%	01/15/39		22,745,000	23,438,013
Ginnie Mae II Pool 81018
4.63%	08/20/34	[3]	60,746	59,175

				3,376,640,825

Total Mortgage-Backed (Cost $4,321,645,000)				4,235,637,386

MUNICIPAL BONDS — 0.05%*

Financials — 0.05%

Pennsylvania Economic Development
Financing Authority, Electric Light & Power Improvements Revenue Bonds
6.75%	12/01/36		4,100,000	2,626,501

Texas — 0.00%

County of Harris, Flood Control District Contract G.O., Series B, Refunded 10/01/13 @ 100
5.25%	10/01/20		7,000	7,808

Total Municipal Bonds (Cost $2,387,659)				2,634,309

U.S. AGENCY SECURITIES — 0.23%
Foreign Sovereign — 0.23%
Indonesia Government AID Bond
9.30%	07/01/20		8,790,000	12,224,367

Total U.S. Agency Securities (Cost $11,178,058)				12,224,367

U.S. TREASURY SECURITIES — 5.30%
U.S. Treasury Bonds — 4.27%
6.13%	11/15/27		271,000	388,843
8.13%	08/15/21		132,000	200,805
1.75%	01/15/28		130,825,000	124,995,322
2.38%	01/15/27		34,653,000	37,319,161
0.00%	11/15/21		103,555,000	67,223,557

				230,127,688

U.S. Treasury Notes — 1.03%
2.00%	01/15/16	[8]	52,236,000	54,602,658
2.75%	10/31/13		324,000	344,554
4.88%	08/15/16		331,000	395,623

				55,342,835

Total U.S. Treasury Securities (Cost $282,855,905)				285,470,523

Total Bonds — 114.33% (Cost $6,579,859,158)				6,156,412,430

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 5.70%
Commercial Paper — 0.23%
BNP Paribas Finance, Inc.
0.24%[9]	01/20/09		$12,065,000	12,063,552
1.08%[9]	01/06/09		155,000	154,981
General Electric Capital Corp.
1.13%[9]	01/15/09		150,000	149,939

				12,368,472

Money Market Fund — 5.41%
Goldman Sachs Group, Inc. (The), 1.40%			291,243,750	291,243,750

U.S. Agency Discount Notes — 0.06%
Fannie Mae
0.00%[9]	01/30/09		45,000	45,001
0.70%[9]	02/02/09		45,000	44,997
Freddie Mac
0.12%[9]	02/23/09	[10]	3,052,000	3,051,228

				3,141,226

Total Short Term Investments
(Cost $306,753,691)				306,753,448

/ 47

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Total Investments — 120.03% (Cost $6,886,612,849)[1]	$6,463,165,878

Liabilities in Excess of Other
Assets — (20.03)%	(1,078,499,446)

NET ASSETS — 100.00%	$5,384,666,432

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
590	U.S. Treasury Five Year Note, March 2009	$2,269,190

	Net unrealized appreciation	$2,269,190

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
34	Euro Dollar Ninety Day, March 2009	$(153,021)
17	Euro Dollar Ninety Day, June 2009	(131,920)
17	Euro Dollar Ninety Day, September 2009	(131,070)
17	Euro Dollar Ninety Day, December 2009	(128,945)
17	Euro Dollar Ninety Day, March 2010	(127,883)
242	U.S. Treasury Long Bond, March 2009	(2,673,970)
307	U.S. Treasury Two Year Note, March 2009	(880,941)
912	U.S. Treasury Ten Year Note, March 2009	(7,700,450)

	Net unrealized depreciation	$(11,928,200)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$116,997	4,063,931

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.04 % semi-annually. Counterparty: Citigroup, Inc.	12/15/10	64,660	3,207,985

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.94% quarterly. Counterparty: CS First Boston	12/15/10	87,450	4,179,917

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Merrill Lynch & Co., Inc.	12/15/10	120,020	5,753,268

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11	16,000	1,376,415

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.37% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11	16,145	1,430,918

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	02/22/13	51,500	4,390,069

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.40% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	28,555	1,865,637

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.70% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	54,529	4,276,241

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/14	438,060	29,464,472

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.27% quarterly. Counterparty: CS First Boston	10/30/14	297,240	25,739,108

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.29% semi-annually. Counterparty: Citigroup, Inc.	10/30/14	105,590	9,229,710

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.34% semi-annually. Counterparty: Barclays Capital, Inc.	11/25/14	233,460	9,773,840

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.42 % semi-annually. Counterparty: Barclays Capital, Inc.	11/15/21	9,002	(2,022,320)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.52 % semi-annually. Counterparty: Barclays Capital, Inc.	11/15/21	8,884	(2,143,725)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.54 % semi-annually. Counterparty: Barclays Capital, Inc.	11/15/21	14,788	(3,617,169)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.70 % semi-annually. Counterparty: Barclays Capital, Inc.	11/15/21	24,457	(6,646,010)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/31/22	10,100	86,967

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	4,960	(41,178)

48 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.10% semi-annually. Counterparty: Citigroup, Inc.	10/24/38	$56,660	$(15,306,049)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/39	115,180	(27,302,290)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.31% semi-annually. Counterparty: Citigroup, Inc.	10/30/39	28,610	(8,482,514)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.32% quarterly. Counterparty: CS First Boston	10/30/39	80,390	(23,874,697)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.13% semi-annually. Counterparty: Barclays Capital, Inc.	11/25/39	56,000	(3,329,142)

			12,073,384

		Notional Amount (000’s)[b]
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	$8,000	535,323

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	8,500	1,526,921

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	4,575	755,235

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	14,735	1,634,837

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	4,495	(73,404)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	2,415	(47,752)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	3,365	(70,011)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	4,550	(88,400)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	6,250	1,009,193

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	9,300	1,472,069

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	6,250	985,314

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	6,200	1,030,885

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	6,200	166,467

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	4,140	98,810

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	450	34,792

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	5,900	375,437

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	6,000	386,088

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	3,200	93,553

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	3,100	92,967

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	9,250	256,471

/ 49

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	$6,000	$166,359

The Fund pays a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/20/12. Counterparty: Citigroup, Inc.	12/20/12	1,825	233,446

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	8,975	1,145,231

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	2,700	338,611

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	2,320	(65,066)

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	1,425	(42,535)

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	2,725	452,278

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	1,175	(35,073)

The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 7.88%, due 08/01/11. Counterparty: UBS AG	12/20/12	6,750	480,435

The Fund pays a fixed rate equal to 3.52% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Deutsche Bank AG	03/20/13	4,875	(289,799)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	2,500	40,742

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	2,550	41,557

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	11,000	151,172

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	7,885	(385,439)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	5,220	173,969

The Fund pays a fixed rate equal to 4.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Deutsche Bank AG	12/20/13	7,875	(58,254)

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: JP Morgan Chase & Co.	12/20/13	2,475	63,786

The Fund pays a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Deutsche Bank AG	03/20/14	150	19,735

The Fund pays a fixed rate equal to 1.20% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Companies, Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	03/20/14	4,865	20,884

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Companies, Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	03/20/14	660	(5,073)

The Fund pays a fixed rate equal to 2.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.	03/20/14	5,490	(29,586)

The Fund pays a fixed rate equal to 3.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 5.88%, due 12/16/36. Counterparty: Citigroup, Inc.	03/20/14	660	(20,691)

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co. 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.	03/20/14	7,400	62,644

The Fund pays a fixed rate equal to 3.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Citigroup, Inc.	03/20/14	5,430	493,911

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc. 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.	03/20/14	7,400	417,083

The Fund pays a fixed rate equal to 2.73% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 6.00%, due 08/15/35. Counterparty: Citigroup, Inc.	03/20/14	7,335	(25,791)

50 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG	03/20/14	$5,100	$90,829

The Fund pays a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/14	10,000	1,168,287

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: CS First Boston	12/20/14	10,000	(384,657)

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: UBS AG	12/20/14	6,500	(250,027)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	7,885	(394,119)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	5,050	(10,107)

			$13,739,537

SWAPS: CREDIT DEFAULT (PURCHASED) - TRADED INDICES

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: Citigroup, Inc.	02/17/49	17,360	5,221,427

The Fund pays a fixed rate equal to 1.09% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AJ 2, due 03/15/49. Counterparty: JPMorgan Chase & Co.	03/15/49	1,075	462,245

The Fund pays a fixed rate equal to 0.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 2, due 03/15/49. Counterparty: CS First Boston	03/15/49	28,885	5,829,334

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: Deutsche Bank AG	12/13/49	11,000	3,278,417

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: JPMorgan Chase & Co.	12/13/49	42,200	12,577,202

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: JPMorgan Chase & Co.	12/13/49	21,565	6,427,189

The Fund pays a fixed rate equal to 0.08% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 3, due 12/13/49. Counterparty: JPMorgan Chase & Co.	12/13/49	$10,710	3,191,987

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 5, due 02/15/51. Counterparty: Citigroup, Inc.	02/15/51	13,895	4,390,276

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: CS First Boston	02/17/51	22,260	6,695,217

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: JPMorgan Chase & Co.	02/17/51	32,950	9,910,485

The Fund pays a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 4, due 02/17/51. Counterparty: JPMorgan Chase & Co.	02/17/51	20,985	6,311,730

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.	10/12/52	23,150	7,978,741

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AJ 1, due 10/12/52. Counterparty: Barclays Capital, Inc.	10/12/52	21,425	7,384,212

The Fund pays a fixed rate equal to 0.84% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AJ 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.	10/12/52	1,310	451,497

The Fund pays a fixed rate equal to 0.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 1, due 10/12/52. Counterparty: Barclays Capital, Inc.	10/12/52	22,000	3,097,713

The Fund pays a fixed rate equal to 0.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the CMBX NA AAA 1, due 10/12/52. Counterparty: JPMorgan Chase & Co.	10/12/52	23,060	3,246,967

			$86,454,639

/ 51

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

Receive a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston	12/20/10	AAA	$12,270	$500,039	$500,039

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	$(235,517)	1,385	(600,202)	(835,719)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(4,346,436)	25,470	(11,022,353)	(15,368,789)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	(1,804,387)	4,640	(995,424)	(2,799,811)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(15,153,899)	27,000	(1,138,104)	(16,292,003)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	(12,496,856)	24,500	(2,286,628)	(14,783,484)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(3,148,923)	6,280	(640,476)	(3,789,399)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(11,731,742)	23,000	(2,146,631)	(13,878,373)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(2,441,230)	5,270	(767,245)	(3,208,475)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(2,029,485)	4,330	(606,701)	(2,636,186)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(10,831,461)	19,700	(1,162,271)	(11,993,732)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston	01/25/38	(12,722,645)	23,350	(1,493,276)	(14,215,921)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc	01/25/38	(6,682,046)	12,550	(958,631)	(7,640,677)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.	01/25/38	(6,389,208)	12,000	(916,619)	(7,305,827)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(6,233,756)	14,000	(2,289,709)	(8,523,465)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(5,154,347)	11,450	(1,816,629)	(6,970,976)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(12,377,959)	15,300	(1,023,698)	(13,401,657)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(15,371,322)	19,000	(1,271,258)	(16,642,580)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(11,222,008)	14,000	(1,040,946)	(12,262,954)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(9,627,302)	11,900	(796,209)	(10,423,511)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(8,871,888)	11,000	(763,290)	(9,635,178)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.	05/25/46	(5,185,905)	13,810	(1,797,632)	(6,983,537)

		$(164,058,322)		$(35,533,932)	$(199,592,254)

52 /

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $6,886,612,849 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$159,181,203
Gross unrealized depreciation	(582,628,174)

Net unrealized (depreciation)	$(423,446,971)

[2]	Illiquid security.
[3]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $ 258,849,503 representing 4.81% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 4.33%, 07/13/14	$744,081	$512,344	0.01%
03/02/04	Calpine CCFC I Term Loan, 7.46%, 08/26/09	13,542,986	13,107,181	0.24%
06/01/2007	Carestream Health, Inc. Term Loan, 7.97%, 10/30/13	1,010,389	268,750	0.01%
06/30/2006	Cebridge 2nd Lien (PIK), 9.13%, 05/05/14	7,600,324	3,860,042	0.07%
06/27/2007	Cengage Learning Term Loan B, 2.96%, 07/09/14	1,959,377	1,298,013	0.02%
06/04/2007	Charter Communications, Inc. Term Loan 3rd Lien, 3.96%, 09/06/14	1,004,904	538,750	0.01%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 2.43%, 05/01/12	478,853	334,744	0.01%
12/30/08	Dex Media West LLC Term Loan B, 0.00%, 10/24/14	215,000	215,000	0.00%
09/26/2007	General Motors Corp. Strip II, 5.67%, 07/20/11	6,856,750	3,064,950	0.06%
10/09/2007	HCA Term Loan A, 3.46%, 11/18/12	24,408,062	21,560,116	0.40%
03/07/2007	Kelson 1st Lien, 4.71%, 03/16/13	862,989	649,708	0.01%
08/21/2006	Northwest Air Dip, 2.39%, 05/21/12	7,506,115	6,140,127	0.11%
10/20/2008	NRG Energy, Inc. Term Loan, 1.96%, 02/01/13	872,276	869,666	0.02%
11/06/2007	TPF Generation Holdings LLC 2nd Lien, 5.71%, 12/15/14	964,288	545,000	0.01%
11/25/2008	Tribune 1st Lien Term Loan B, 6.50%, 05/24/14	450,000	428,571	0.01%
11/30/2007	Univision Communications, Inc. 1st Lien Strip, 2.71%, 03/15/14	351,649	154,167	0.00%

		$68,828,043	$53,547,129	0.99%

[7]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.
[8]	Inflation protected security. Principal amount reflects original security face amount.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $132,176,759 which is 2.45% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Insurance

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(PIK): Paid in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

/ 53

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 89.04%
ASSET-BACKED SECURITIES — 1.50%**
Countrywide Asset-Backed Certificates 2007-13 2A1
1.37%	10/25/47	2,†	$698,291	$460,891
Home Equity Asset Trust 2007-1 2A1
0.53%	05/25/37	[2]	354,677	296,081
Morgan Stanley Home Equity Loans 2007-2 A1
0.57%	04/25/37	[2]	770,434	683,139
Securitized Asset Backed Receivables LLC 2007-BR2 A2
0.70%	02/25/37	[2]	525,888	244,573

Total Asset-Backed Securities (Cost $1,782,422)				1,684,684

CORPORATES — 71.30%*
Automotive — 1.86%
Ford Motor Co.
4.25%	12/15/36		4,500,000	1,181,250
RSC Equipment Rental, Inc.
9.50%	12/01/14		1,050,000	556,500
Tenneco, Inc.
8.13%	11/15/15		875,000	351,094

				2,088,844

Banking — 2.56%
Chase Capital II B
3.69%	02/01/27	2,†	1,000,000	480,014
HBOS Capital Funding LP
6.07%	06/24/49	[2,3]	300,000	111,055
HBOS PLC
5.92%	09/29/49	[2,3]	640,000	242,568
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	1,500,000	1,251,039
JPMorgan Chase Bank NA
7.59%	03/28/22	[2]	175,000	173,810
JPMorgan Chase Capital XIII M
2.42%	09/30/34	2,†	1,100,000	616,004

				2,874,490

Basic Industry — 0.10%
Noranda Aluminium Holding Corp.
8.35%	11/15/14	[2]	675,000	111,375

Communications — 17.88%
CCH II Holdings LLC/CCH II Holdings Capital Corp.
10.25%	09/15/10		1,600,000	744,000
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		250,000	253,750
Cincinnati Bell, Inc.
7.25%	07/15/13		1,100,000	973,500
CSC Holdings, Inc. B
7.63%	04/01/11		2,050,000	1,942,375
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		1,675,000	1,021,750
Frontier Communications Corp.
6.63%	03/15/15		2,050,000	1,476,000
GCI, Inc.
7.25%	02/15/14		500,000	392,500
Hawaiian Telcom Communications, Inc. B
8.49%	05/01/13	[4]	1,475,000	84,812
Intelsat Bermuda Ltd.
6.50%	11/01/13		650,000	367,250
Intelsat Corp.
9.25%	08/15/14	[3]	1,120,000	1,047,200
Level 3 Financing, Inc.
8.75%	02/15/17		1,900,000	969,000
9.25%	11/01/14		500,000	292,500
LIN Television Corp.
6.50%	05/15/13		1,000,000	482,500
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		2,050,000	1,558,000
Nextel Communications, Inc.
6.88%	10/31/13		1,000,000	425,215
Qwest Communications International, Inc.
3.50%	11/15/25		4,500,000	3,759,120
5.65%	02/15/09	[2]	100,000	100,000
Sprint Nextel Corp.
1.87%	06/28/10	[2]	2,900,000	2,436,000
6.00%	12/01/16		750,000	529,508
Telesat Canada/Telsat LLC
12.50%	11/01/17	[3]	2,000,000	1,210,000

				20,064,980

Consumer Products — 1.68%
Steinway Musical Instruments
7.00%	03/01/14	[3]	785,000	549,500
Visant Corp.
7.63%	10/01/12		325,000	268,125
Visant Holding Corp.
8.75%	12/01/13		875,000	651,875
Visant Holding Corp. (STEP)
10.25%	12/01/13		560,000	417,200

				1,886,700

54 /

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 8.03%
Aquila, Inc.
7.95%	02/01/11		$400,000	$391,972
11.88%	07/01/12		1,700,000	1,718,200
Calpine Construction Finance Co., LP
11.60%	08/26/11	[2,3]	3,250,000	2,713,750
Edison Mission Energy
7.50%	06/15/13		500,000	418,125
Ipalco Enterprises, Inc.
7.25%	04/01/16	[3]	1,055,000	870,375
8.63%	11/14/11		420,000	394,800
PNM Resources, Inc.
9.25%	05/15/15		3,125,000	2,500,000

				9,007,222

Energy — 17.13%
AES Corp. (The)
8.75%	05/15/13	[3]	775,000	747,875
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		2,000,000	1,070,000
Atlas Energy Resources, LLC
10.75%	02/01/18	[3]	1,500,000	922,500
Chaparral Energy, Inc.
8.88%	02/01/17		1,250,000	256,250
Chesapeake Energy Corp.
7.00%	08/15/14		1,705,000	1,423,675
7.50%	06/15/14		225,000	191,250
Comstock Resources, Inc.
6.88%	03/01/12		1,075,000	833,125
Corral Finans AB (PIK)
6.25%	04/15/10	[3]	1,054,877	574,908
Delta Petroleum Corp.
7.00%	04/01/15		1,000,000	200,000
Energy Future Holdings Corp.
10.88%	11/01/17	[3]	1,100,000	792,000
Energy Future Holdings Corp. (PIK)
11.25%	11/01/17	[3]	4,500,000	2,250,000
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[3]	925,000	309,875
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	1,125,000	798,750
Massey Energy Co.
6.88%	12/15/13		1,750,000	1,303,750
Newfield Exploration Co.
7.13%	05/15/18		500,000	397,500
OPTI Canada, Inc.
7.88%	12/15/14		2,000,000	1,030,000
8.25%	12/15/14		550,000	299,750
Parker Drilling Co.
9.63%	10/01/13		25,000	19,500
Sabine Pass LNG LP
7.25%	11/30/13		3,425,000	2,517,375
Southern Union Co.
7.20%	11/01/66	[2]	4,500,000	1,575,000
Tesoro Corp.
6.50%	06/01/17		3,075,000	1,702,781

				19,215,864

Finance — 4.86%
Citigroup Capital XXI
8.30%	12/21/57	[2]	275,000	212,569
Ford Motor Credit Co. LLC
5.80%	01/12/09		1,550,000	1,545,615
7.57%	01/13/12	[2]	900,000	586,125
9.20%	04/15/09	[2]	550,000	531,438
GMAC LLC
4.40%	12/01/14	[2]	1,283,000	720,084
7.25%	03/02/11		949,000	806,872
Goldman Sachs Group, Inc. (The)
2.89%	02/06/12	[2]	350,000	296,563
5.32%	01/12/15	[2]	300,000	222,848
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	[4]	383,000	36,385
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[4]	294,000	27,930
Morgan Stanley (MTN)
4.95%	10/18/16	[2]	675,000	465,247

				5,451,676

Food — 0.47%
Dole Food Co., Inc.
7.25%	06/15/10		750,000	523,125

Gaming — 0.58%
Herbst Gaming, Inc.
8.13%	06/01/12	[4]	575,000	5,031
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		850,000	646,000

				651,031

Health Care — 3.41%
Community Health Systems, Inc.
8.88%	07/15/15		1,725,000	1,612,875
HCA, Inc. (PIK)
9.63%	11/15/16		2,000,000	1,617,600
Tenet Healthcare Corp.
7.38%	02/01/13		825,000	591,938

				3,822,413

/ 55

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Homebuilding — 0.34%
K. Hovnanian Enterprises, Inc.
11.50%	05/01/13		$500,000	$382,500

Industrials — 0.78%
General Cable Corp.
0.88%	11/15/13		1,500,000	875,625

Information Technology — 1.12%
First Data Corp.
9.88%	09/24/15		2,050,000	1,250,500

Insurance — 0.62%
MetLife Capital Trust X
9.25%	04/08/38	[2,3]	1,000,000	698,883

Materials — 0.29%
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17		400,000	328,454

Services — 2.88%
Cengage Learning Acquisitions, Inc.
10.50%	01/15/15	[3]	1,900,000	788,500
Mobile Mini, Inc.
6.88%	05/01/15		1,500,000	1,027,500
United Rentals North America, Inc.
7.00%	02/15/14		2,300,000	1,414,500

				3,230,500

Technology — 0.87%
Amkor Technology, Inc.
9.25%	06/01/16		1,100,000	643,500
NXP BV/NXP Funding, LLC
7.88%	10/15/14		875,000	335,781

				979,281

Telecommunications Services — 0.37%
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%	04/30/12	[3]	500,000	412,500

Transportation — 5.47%
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		421,027	290,508
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		500,000	365,000
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		3,400,000	1,938,000
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		2,500,000	2,050,000
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		250,000	205,000
United Air Lines, Inc. 2000-2
7.19%	04/01/11		1,034,047	951,324
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[5]	361,370	336,074

				6,135,906

Total Corporates (Cost $96,690,462)				79,991,869

BANK LOANS — 13.85%*
Automotive — 1.67%
General Motors Corp.
5.78%	11/29/13	[6]	3,000,000	1,378,929
General Motors Corp. Strip II
5.67%	07/20/11	[6]	500,000	208,500
Metaldyne Corp.
7.38%	01/11/14		1,000,000	281,667

				1,869,096

Communications — 2.36%
Cebridge 2nd Lien (PIK)
9.13%	05/05/14	[6]	1,759,218	818,037
Cequel Communications Holdings LLC 1st Lien
2.57%	11/05/13		750,000	479,297
Dex Media West LLC Term Loan B
0.00%	10/24/14	[6]	1,000,000	430,000
Idearc, Inc.
0.00%	11/17/14	[6]	2,250,000	710,356
Univision Communications, Inc. 1st Lien Strip
2.71%	03/15/14	[6]	500,000	205,556

				2,643,246

Consumer Discretionary — 0.76%
Tribune 1st Lien Term Loan B
6.50%	05/24/14	[6]	2,979,962	851,417

Electric — 1.67%
Boston Generating LLC 1st Lien
2.71%	12/19/13	[6]	1,989,204	1,193,522
TPF Generation Holdings LLC 2nd Lien
5.71%	12/15/14	[6]	1,250,000	681,250

				1,874,772

Energy — 0.77%
NRG Energy, Inc. Term Loan
1.96%	02/01/13	[6]	997,038	869,666

Finance — 1.14%
Kelson 1st Lien
4.71%	03/16/13	[6]	350,589	263,944

56 /

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Kelson 2nd Lien (PIK)
7.96%	03/01/14	[6]	$2,101,324	$1,015,639

				1,279,583

Health Care — 1.39%
Carestream Health, Inc. Term Loan
7.97%	10/30/13	[6]	1,500,000	403,125
HCA Term Loan A
3.46%	11/18/12	[6]	1,361,276	1,155,383

				1,558,508

Insurance — 1.22%
Asurion Corp. Term Loan
4.33%	07/13/14	[6]	2,000,000	1,366,250

Materials — 1.02%
Lyondell Chemical Co.
7.00%	12/20/14		2,489,953	1,145,378

Transportation — 1.85%
Delta Air Lines, Inc. Term Loan 1st Lien
2.43%	05/01/12	[6]	1,245,000	841,932
Northwest Air Dip
2.39%	05/21/12	[6]	1,668,588	1,232,968

				2,074,900

Total Bank Loans (Cost $23,919,066)				15,532,816

MORTGAGE-BACKED — 1.02%**
Non-Agency Mortgage-Backed — 0.92%
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[3,7]	143,173	28,635
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	7,8,†	678,603	3,207
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[7,8]	923,220	12,550
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.55%	10/19/35	[7]	7,039,642	43,998
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.69%	05/19/47	7,†	4,756,366	95,136
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[7,8]	367,559	3,216
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X (IO)
0.80%	06/25/46	7,8,†	8,072	17
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.79%	08/25/46	7,8,†	32,701,374	80,859
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.85%	02/25/47	7,8,†	31,324,857	527,907
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
0.41%	03/25/47	7,8,†	15,500,442	170,081
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.27%	04/25/47	7,8,†	28,610,944	70,745

				1,036,351

U.S. Agency Mortgage-Backed — 0.10%
Fannie Mae 1993-225 SG
25.54%	12/25/13	[2]	81,419	103,822
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		59,902	4,816

				108,638

Total Mortgage-Backed (Cost $976,074)				1,144,989

MUNICIPAL BONDS — 1.37%*
Financials — 1.37%
Pennsylvania Economic Development Financing Authority, Electric Light & Power Improvements Revenue Bonds
6.75%	12/01/36		2,400,000	1,537,464

Total Municipal Bonds (Cost $1,393,415)				1,537,464

Total Bonds — 89.04% (Cost $124,761,439)				99,891,822

Issues			Shares	Value
PREFERRED STOCK — 3.64%
Banking — 1.86%
Bank of America Corp.
7.25%			3,215	2,089,750

Finance — 1.77%
Citigroup, Inc.
6.50%			65,325	1,828,447

/ 57

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Shares	Value
PREFERRED STOCK (continued)
Finance (continued)
Preferred Blocker, Inc.
9.00%	521	$156,300

		1,984,747

U.S. Agency Securities — 0.01%
Fannie Mae S
8.25%	5,000	4,150
Freddie Mac Z
0.00%	9,000	3,510

		7,660

Total Preferred Stock (Cost $5,355,176)		4,082,157

Issues	Contracts	Value
CALL OPTIONS PURCHASED — 0.04%
Finance — 0.04%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10	65	40,950

Total Call Options Purchased (Cost $84,500)		40,950

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 8.97%
Money Market Fund — 6.77%
Dreyfus Cash Advantage Fund, 1.51%			$965,000	965,000
Goldman Sachs Group, Inc. (The), 1.40%			6,638,625	6,638,625

				7,603,625

U.S. Agency Discount Notes — 2.20%
Fannie Mae
0.15%[9]	02/23/09	[10]	221,000	220,944
Federal Home Loan Bank
0.10%[9]	01/20/09		2,245,000	2,244,888

				2,465,832

Total Short Term Investments (Cost $10,069,465)				10,069,457

Total Investments — 101.69% (Cost $140,270,580)[1]				114,084,386

Liabilities in Excess of Other Assets — (1.69%)				(1,892,009)

Net Assets — 100.00%				$112,192,377

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
39	U.S. Treasury Long Bond, March 2009	$(430,929)
23	U.S. Treasury Two Year Note, March 2009	(67,039)

	Net unrealized depreciation	$(497,968)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$2,330	$80,933

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.54 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	3,500	159,218

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/14	7,340	493,698

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.27% quarterly. Counterparty: CS First Boston	10/30/14	6,140	531,685

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.29% semi-annually. Counterparty: Citigroup, Inc.	10/30/14	2,220	194,052

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/39	1,930	(457,488)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.31% semi-annually. Counterparty: Citigroup, Inc.	10/30/39	600	(177,893)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.32% quarterly. Counterparty: CS First Boston	10/30/39	1,660	(492,997)

			$331,208

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.

	12/20/12	$150	24,221

58 /

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)
The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	$225	$35,615

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	150	23,647

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	75	2,193

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	75	2,249

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	225	6,238

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	125	3,466

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	450	57,421

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	100	12,541

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	120	(1,960)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	50	(989)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	120	(2,497)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	190	(3,691)

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	300	(14,664)
The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	100	1,630

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	100	1,630

The Fund pays a fixed rate equal to 3.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: UBS AG	06/20/13	1,000	26,678

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co. 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.	03/20/14	140	1,185

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc. 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.	03/20/14	140	7,896

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: UBS AG	12/20/14	1,000	(38,466)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	300	(14,995)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	200	(400)

			$128,948

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 11, due 12/20/13. Counterparty: Barclays Capital, Inc.	12/20/13	$(412,704)	$2,000	$13,311	$(399,393)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 11, due 12/20/13. Counterparty: CS First Boston	12/20/13	(379,912)	2,000	(19,481)	(399,393)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series NA HY 11, due 12/20/13. Counterparty: Deutsche Bank AG	12/20/13	(183,750)	1,000	(15,946)	(199,696)

/ 59

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	$(102,015)	$200	$(18,666)	$(120,681)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(280,542)	550	(51,332)	(331,874)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(104,949)	615	(266,147)	(371,096)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(121,353)	150	(10,036)	(131,389)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(161,803)	200	(13,382)	(175,185)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(120,236)	150	(11,153)	(131,389)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(121,353)	150	(10,036)	(131,389)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(80,654)	100	(6,938)	(87,592)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.	05/25/46	(43,185)	115	(14,969)	(58,154)

		$(2,112,456)		$(424,775)	$(2,537,231)

a	Using Standard & Poor’s rating of the issuer.
b	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
c	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $140,270,579 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$1,452,227
Gross unrealized depreciation	(27,638,420)

Net unrealized (depreciation)	$(26,186,193)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $15,068,874 representing 13.43% of total net assets.

[4]	Security is currently in default with regards to scheduled interest or principal payments.
[5]	Expected maturity date.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan,
	4.33%, 07/13/14	$1,745,713	$1,366,250	1.22%
12/19/06	Boston Generating LLC
	1st Lien, 2.71%, 12/19/13	1,772,126	1,193,522	1.06%
04/12/07	Carestream Health, Inc.
	Term Loan, 7.97%,
	10/30/13	1,505,177	403,125	0.36%
06/30/06	Cebridge 2nd Lien (PIK),
	9.13%, 05/05/14	1,667,256	818,037	0.73%
09/11/07	Delta Air Lines, Inc. Term
	Loan 1st Lien, 2.43%,
	05/01/12	1,122,575	841,932	0.75%
12/30/08	Dex Media West LLC
	Term Loan B, 0.00%,
	10/24/14	430,000	430,000	0.38%
10/29/08	General Motors Corp.,
	5.78%, 11/29/13	1,445,474	1,378,929	1.23%
09/26/07	General Motors Corp.
	Strip II, 5.67%, 07/20/11	461,250	208,500	0.19%
10/18/07	HCA Term Loan A, 3.46%,
	11/18/12	1,328,097	1,155,383	1.03%
11/06/08	Idearc, Inc., 0.00%,
	11/17/14	1,074,374	710,356	0.63%
04/16/08	Kelson 1st Lien, 4.71%,
	03/16/13	341,495	263,944	0.24%
09/16/08	Kelson 2nd Lien (PIK),
	7.96%, 03/01/14	1,825,254	1,015,639	0.90%
09/20/07	Northwest Air Dip, 2.39%,
	05/21/12	1,420,840	1,232,968	1.10%
10/20/2008	NRG Energy, Inc. Term
	Loan, 1.96%, 02/01/13	872,276	869,666	0.78%
12/21/2006	TPF Generation Holdings
	LLC 2nd Lien, 5.71%,
	12/15/14	1,223,216	681,250	0.61%

60 /

High Yield Bond Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/17/2007	Tribune 1st Lien Term Loan B, 6.50%, 05/24/14	2,147,145	851,417	0.76%
11/30/2007	Univision Communications, Inc. 1st Lien Strip, 2.71%, 03/15/14	468,865	205,556	0.18%

		$20,851,133	$13,626,474	12.15%

[7]	Illiquid security.
[8]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $2,504,861 which is 2.23% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

/ 61

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 142.68%
ASSET-BACKED SECURITIES — 47.32%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.72%	07/15/33		$4,985	$4,947
Aerco Ltd. 2A A3
1.66%	07/15/25	2,3,†	3,900,681	1,716,451
Asset Backed Funding Certificates 2007-WMC1 A2B
1.47%	06/25/37	2,†	5,000,000	1,839,136
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
0.52%	12/25/36	[2]	112,604	103,626
Aviation Capital Group Trust 2003-2A B1
3.51%	09/20/33	2,3,†	2,633,248	1,342,967
Bayview Financial Acquisition Trust 2004-B A1
1.47%	05/28/39	2,3,†	5,165,019	3,615,654
Centex Home Equity 2006-A AV4
0.72%	06/25/36	2,†	4,300,000	2,193,027
Citicorp Residential Mortgage Securities 2007-1 A5 (STEP)
6.05%	03/25/37		1,750,000	1,316,588
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
0.65%	03/25/37	[2]	5,000,000	2,495,360
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
0.87%	03/25/37	[2,4]	6,500,000	1,305,949
Conseco Finance 2002-C BF1
8.00%	06/15/32	[2]	3,763,000	3,383,951
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	1,126,710	689,581
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[2]	167,204	135,066
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	4,†	181,585	17,722
Conseco Financial Corp. 1996-10 M1
7.24%	11/15/28	[2]	2,700,000	1,515,775
Conseco Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	60,069	52,672
Conseco Financial Corp. 1998-4 A7
6.87%	04/01/30	[2]	854,990	565,916
Conseco Financial Corp. 1999-1 A5
6.11%	09/01/23		17,147	16,485
Conseco Financial Corp. 1999-5 A5
7.86%	03/01/30	[2]	169,584	129,669
Countrywide Asset-Backed NIM Certificates 2006-12N
7.25%	07/25/37	3,†	253,658	72
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
0.62%	05/25/36	[2]	$6,900,000	$4,467,679
Crystal River 2005-1A A
2.58%	03/02/46	2,3,4,†	1,113,132	890,536
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		97,992	102,936
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
1.01%	10/25/34	[2]	236,020	229,598
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
0.69%	01/25/38	2,†	6,900,000	2,321,350
Fremont Home Loan Trust 2006-3 2A1
0.54%	02/25/37	[2]	32,644	31,767
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		86,014	64,345
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		180,604	132,695
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		27,743	21,042
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		18,176	15,742
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
0.86%	09/20/33	[2]	853,135	639,076
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.89%	03/20/36	2,†	660,000	283,818
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.82%	07/20/36	2,†	650,000	338,048
HFC Home Equity Loan Asset Backed Certificates 2007-2 M2
0.88%	07/20/36	[2]	650,000	121,235
HSI Asset Securitization Corp. Trust 2006-HE2 2A1
0.52%	12/25/36	[2]	154,902	137,628
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		975,616	728,480
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		481,734	361,395
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		239,946	164,802

62 /

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[2]	$856,949	$600,625
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		199,806	162,973
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	425,330	350,192
Inman Square Funding Ltd. 2004-1A I
5.10%	10/20/34	2,3,4,†	910,562	746,686
Inman Square Funding Ltd. 2005-2A I
4.66%	10/06/40	2,3,4,†	13,698,622	4,315,120
Ivy Lane CDO Ltd. 2006-1A A1
3.19%	02/05/46	2,3,4,†	14,824,124	3,557,854
Lehman ABS Mortgage Loan Trust 2007-1 2A1
0.56%	06/25/37	[2,3]	260,040	220,952
Long Beach Asset Holdings Corp. 2006-11 N1
6.75%	01/25/47	3,†	763,709	41
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
1.05%	08/25/35	[2]	1,389,210	856,488
Mid-State Trust 11 B
8.22%	07/15/38		19,710	14,637
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,518,678	1,123,575
Mid-State Trust 6 A4
7.79%	07/01/35		61,019	56,302
Morgan Stanley ABS Capital I 2007-HE1 A2D
0.70%	11/25/36	2,†	6,900,000	2,415,340
Nationstar Home Equity Loan Trust 2007-A AV4
0.70%	03/25/37	2,†	5,000,000	2,300,031
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		4,227	3,583
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		253,485	203,938
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		245,901	170,234
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	[2]	198,112	93,151
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	11,802	5,814
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	[2]	713,606	376,915
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	4,†	204,981	11,738
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[2]	235,374	146,711
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	2,088,372	139,412
PAMCO CLO 1998-1A B2
4.54%	05/01/10	2,3,†	1,023,851	430,129
RAAC 2007-RP1 M4
2.47%	05/25/46	2,3,†	16,619	333
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
0.54%	02/25/37	[2]	153,570	138,278
Residential Asset Securities Corp. 2007-KS2 AI1
0.54%	02/25/37	[2]	186,530	163,169
Specialty Underwriting & Residential Finance 2004-BC4 A2C
0.96%	10/25/35	2,†	2,360,738	1,428,511
Structured Asset Receivables Trust 2003-1A CTFS
4.92%	01/21/10	2,3,†	325,181	230,914
Structured Asset Receivables Trust 2003-2A CTFS
4.82%	01/21/09	2,3,†	148,228	130,457
Structured Asset Receivables Trust 2005-1A CTFS
4.92%	01/21/15	2,3,†	14,184,811	10,640,164
Terwin Mortgage Trust 2004-7HE A1
1.02%	07/25/34	[2,3]	122,539	69,467
Terwin Mortgage Trust 2007-9SL M1
2.97%	06/25/38	2,3,†	1,000,000	100,089
Terwin Mortgage Trust NIM 2007-4 N1
10.00%	05/25/38	3,†	1,157,719	23,361
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	585	415
Wells Fargo Home Equity Trust 2007-2 M1
0.84%	04/25/37	[2]	5,000,000	311,138

Total Asset-Backed Securities (Cost $128,537,387)				65,031,523

CORPORATES — 27.70%*
Automotive — 0.28%
General Motors Corp.
7.38%	05/23/48		2,600,000	383,500

Banking — 2.63%
Bank of America Corp.
8.00%	12/29/49	[2]	500,000	360,160
Chase Capital II B
3.69%	02/01/27	2,†	2,305,000	1,106,431
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	1,000,000	485,000

/ 63

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	$2,000,000	$1,668,052

				3,619,643

Basic Industry — 0.22%
Noranda Aluminium Holding Corp.
8.35%	11/15/14	[2]	1,825,000	301,125

Communications — 0.39%
Level 3 Financing, Inc.
8.75%	02/15/17		750,000	382,500
9.25%	11/01/14		250,000	146,250

				528,750

Consumer Discretionary — 0.75%
Altria Group, Inc.
8.50%	11/10/13		1,000,000	1,036,765

Electric — 1.68%
Calpine Construction Finance Co., LP
11.60%	08/26/11	[2,3]	750,000	626,250
Power Contract Financing LLC
6.26%	02/01/10	[3]	1,714,970	1,680,993

				2,307,243

Energy — 1.47%
Sabine Pass LNG LP
7.25%	11/30/13		850,000	624,750
Southern Union Co.
7.20%	11/01/66	[2]	4,005,000	1,401,750

				2,026,500

Finance — 8.83%
Citigroup Capital XXI
8.30%	12/21/57	[2]	930,000	718,869
Citigroup, Inc.
8.40%	04/30/49	[2]	590,000	390,309
Credit Suisse Guernsey Ltd. 1
2.84%	05/29/49	[2]	3,000,000	1,495,590
Ford Motor Credit Co. LLC
5.80%	01/12/09		1,000,000	997,171
7.57%	01/13/12	[2]	4,000,000	2,605,000
GMAC LLC
4.40%	12/01/14	[2]	1,538,000	863,202
7.25%	03/02/11		1,266,000	1,076,396
Goldman Sachs Group, Inc. (The)
2.89%	02/06/12	[2]	750,000	635,492
5.32%	01/12/15	[2]	750,000	557,121
Morgan Stanley (MTN)
4.95%	10/18/16	[2,5]	4,050,000	2,791,483

				12,130,633

Insurance — 0.45%
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	613,444

Real Estate Investment Trust (REIT) — 1.38%
HCP, Inc.
7.07%	06/08/15		500,000	343,438
HRPT Properties Trust
2.52%	03/16/11	[2]	750,000	551,051
Shurgard Storage Centers LLC
7.75%	02/22/11		1,000,000	1,004,768

				1,899,257

Secured Assets — 0.61%
Ingress I Ltd. B-A
7.38%	03/30/40	3,†	1,000,000	843,028

Transportation — 9.01%
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10		8,301	8,135
American Airlines, Inc. 2001-2 A1
6.98%	04/01/11		47,691	41,491
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		3,921,863	2,706,085
Continental Airlines, Inc. 2007-1 A
5.98%	04/19/22		2,950,000	2,153,500
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,650,000	1,510,500
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11		6,070,000	4,977,400
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,200,000	984,000
United Air Lines, Inc. 2001-1 A1
6.07%	03/01/13		1,404	1,320

				12,382,431

Total Corporates (Cost $50,465,535)				38,072,319

BANK LOANS — 9.10%*
Automotive — 0.47%
General Motors Corp. Strip II
5.67%	07/20/11	[6]	1,550,000	646,350

Basic Industry — 0.69%
Murray Bank Loan 3rd Lien
8.50%	07/28/11	[4]	1,097,529	943,875

64 /

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications — 1.43%
Cebridge 2nd Lien (PIK)
9.13%	05/05/14	[6]	$2,507,328	$1,165,907
Cequel Communications Holdings LLC 1st Lien
2.57%	11/05/13		1,250,000	798,829

				1,964,736

Consumer Discretionary — 0.82%
Tribune 1st Lien Term Loan B
6.50%	05/24/14	[6]	3,969,987	1,134,281

Electric — 2.04%
Boston Generating LLC 1st Lien
2.71%	12/19/13	[6]	2,953,241	1,771,945
Calpine CCFC I Term Loan
7.46%	08/26/09	[6]	497,382	484,947
TPF Generation Holdings LLC 2nd Lien
5.71%	12/15/14	[6]	1,000,000	545,000

				2,801,892

Finance — 0.30%
Kelson 1st Lien
4.71%	03/16/13	[6]	539,368	406,067

Health Care — 0.44%
Carestream Health, Inc. Term Loan
7.97%	10/30/13	[6]	2,250,000	604,688

Insurance — 0.50%
Asurion Corp. Term Loan
4.33%	07/13/14	[6]	1,000,000	683,125

Transportation — 2.41%
Northwest Air Dip
2.39%	05/21/12	[6]	3,686,502	2,724,063
United Air Lines, Inc.
2.65%	02/01/14	[6]	1,210,385	589,458

				3,313,521

Total Bank Loans (Cost $21,824,748)				12,498,535

MORTGAGE-BACKED — 58.56%**
Commercial Mortgage-Backed — 4.77%
Bayview Commercial Asset Trust 2007-1 A1
0.69%	03/25/37	2,3,†	4,836,961	3,821,260
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[2]	1,100,000	477,156
Morgan Stanley Mortgage Loan Trust 2006-7 5A2
5.96%	06/25/36	2,†	3,500,000	1,381,268
Opteum Mortgage Acceptance Corp. 2005-5 2A1B
5.64%	12/25/35	2,†	1,350,000	681,275
Structured Asset Securities Corp. 1996-CFL H
7.75%	02/25/28	[3]	200,050	198,947

				6,559,906

Non-Agency Mortgage-Backed — 7.08%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,†	784,727	157,375
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[3,4]	5,450	1,090
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	4,7,†	2,484,731	11,745
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
4.22%	05/20/46	[4]	38,915,669	711,427
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[4,7]	5,831,429	79,271
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
3.41%	03/19/37	4,†	24,710,517	432,774
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.69%	05/19/47	4,†	51,469,293	1,029,477
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[4,7]	1,416,612	12,395
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.87%	08/25/34	[2]	356,826	176,358
Lehman XS Trust 2007-12N 1A3A
0.67%	07/25/47	[2]	10,120,000	433,618
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	[3]	2,849,942	1,781
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
0.79%	08/25/46	4,7,†	242,054,287	598,516
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
0.85%	02/25/47	4,7,†	205,201,936	3,458,197
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
0.41%	03/25/47	4,7,†	200,655,310	2,201,721
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.27%	04/25/47	4,7,†	126,705,610	313,299

/ 65

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		$124,287	$115,859

				9,734,903

U.S. Agency Mortgage-Backed — 46.71%
Fannie Mae 1993-80 S
10.30%	05/25/23	[2]	20,616	19,370
Fannie Mae 2000-45 SA (IO)
7.07%	12/18/30		3,345,476	324,323
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	2,603	1,935
Fannie Mae 2003-107 SQ (IO)
7.18%	05/25/33		482,951	21,771
Fannie Mae 2003-124 (IO)
5.25%	03/25/31		228,956	21,531
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	49,306	37,082
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		2,185,722	190,676
Fannie Mae 2003-67 IH (IO)
5.00%	01/25/25		198,299	1,058
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		106,096	4,785
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2,5]	1,522,367	1,369,588
Fannie Mae 2007-34 SB (IO)
5.64%	04/25/37	[5]	49,694,773	3,287,851
Fannie Mae FNCL (TBA)
5.00%	01/25/39		40,600,000	41,488,125
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,518
Freddie Mac 2451 SP
14.31%	05/15/09	[2]	6,053	6,173
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		693,213	27,940
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,488,504	69,542
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		312,325	1,030
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		508,365	10,873
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		177,403	22,764
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		908,960	88,208
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		261,436	4,000
Freddie Mac 2764 CT
7.50%	03/15/34	[2]	484,265	479,229
Freddie Mac 2764 SH
7.50%	03/15/34	[2]	289,344	292,912
Freddie Mac 2827 JT
8.50%	12/15/32	[2]	166,194	156,597
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	714,834	726,168
Freddie Mac 3242 SA (IO)
5.16%	11/15/36	[5]	55,366,945	4,042,280
Freddie Mac 3260 AS (IO)
5.19%	01/15/37	[5]	64,889,687	4,644,590
Freddie Mac 3280 SI (IO)
5.25%	02/15/37	[5]	41,147,931	3,328,004
Freddie Mac 3289 SD (IO)
4.93%	03/15/37	[5]	22,658,539	1,483,559
Freddie Mac 3430 IA (IO)
0.82%	07/15/12	5,†	104,745,981	1,361,007
Ginnie Mae 2001-31 SJ
26.22%	02/20/31	[2]	103,304	129,606
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		166,229	13,366
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		70,901	604
Ginnie Mae 2004-8 SE
13.36%	11/26/23	[2]	466,363	515,110

				64,187,175

Total Mortgage-Backed (Cost $76,967,480)				80,481,984

Total Bonds — 142.68% (Cost $277,795,150)				196,084,361

Issues	Maturity Date		Shares	Value
PREFERRED STOCK — 3.69%
Automotive — 0.04%
Corts Trust for Ford Motor Co.
8.00%	07/16/31		700	3,710
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31		8,100	44,307

				48,017

Banking — 1.59%
Bank of America Corp.
7.25%			3,360	2,184,000

66 /

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date	Shares	Value
PREFERRED STOCK (continued)
Communications — 0.51%
Corts Trust for US West Communications
7.50%	11/15/43	7,118	$81,145
Preferred Plus Trust Citizens Communications Co.
8.38%	10/01/46	12,100	132,495
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31	9,650	102,869
8.00%	02/15/31	19,500	243,750
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30	6,100	144,509

			704,768

Finance — 1.55%
Citigroup, Inc.
6.50%		68,840	1,926,832
Preferred Blocker, Inc.
9.00%		652	195,600
Terwin Mortgage Trust 2005-13SL P
0.00%[2,3,4]		1,000	2,200
Terwin Mortgage Trust 2005-P1 A
0.00%[6]		570	114
Terwin Mortgage Trust 2006-1 2P
0.00%[3,4]		1,000	2,000
Terwin Mortgage Trust 2006-4SL P
0.00%[2,4]		410	5,740

			2,132,486

Total Preferred Stock (Cost $11,581,181)			5,069,271

	Contracts	Value
CALL OPTIONS PURCHASED — 0.06%
Finance — 0.06%
Financial Select Sector SPDR Fund, Call Strike $20, expires 01/16/10	135	85,050

Total Call Options Purchased (Cost $175,500)		85,050

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 35.84%
Commercial Paper — 2.06%
BNP Paribas Finance, Inc.
0.34%[8]	01/20/09		$510,000	509,913
National Rural Utilities Co.
0.25%[8]	01/29/09		2,315,000	2,314,566

				2,824,479

Money Market Fund — 33.44%
Dreyfus Cash Advantage Fund, 1.51%			705,000	705,000
Goldman Sachs Group, Inc. (The), 1.40%			45,247,500	45,247,500

				45,952,500

U.S. Agency Discount Notes — 0.34%
Fannie Mae
0.15%[8]	02/23/09	[5]	471,000	470,881

Total Short Term Investments (Cost $49,247,877)				49,247,860

Total Investments — 182.27% (Cost $338,799,708)[1]				$250,486,542

Liabilities in Excess of Other Assets — (82.27)%				(113,058,691)

NET ASSETS — 100.00%				$137,427,851

Counterparty	Maturity Date		Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Bank of America Corp., 4.00%	01/08/09		$(2,187,000)	$(2,187,000)
Barclays Bank PLC, 4.00%	01/05/09		(7,715,000)	(7,715,000)

Total Reverse Repurchase Agreements			$(9,902,000)	$(9,902,000)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
76	U.S. Treasury Thirty Year Note, March 2009	$(904,104)

	Net unrealized depreciation	$(904,104)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$5,685	197,470

/ 67

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.54 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	$8,500	$386,671

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/14	15,330	1,031,115

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.27% quarterly. Counterparty: CS First Boston	10/30/14	10,350	896,245

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.29% semi-annually. Counterparty: Citigroup, Inc.	10/30/14	3,700	323,420

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/31/22	3,000	25,832

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	5,930	(49,231)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.10% semi-annually. Counterparty: Citigroup, Inc.	10/24/38	2,025	(547,030)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/39	4,030	(955,272)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.31% semi-annually. Counterparty: Citigroup, Inc.	10/30/39	1,000	(296,488)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.32% quarterly. Counterparty: CS First Boston	10/30/39	2,800	(831,560)

			$181,172

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	$2,500	167,288

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	1,775	318,857

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	700	18,795

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	475	11,337

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	700	113,030

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	1,050	166,201

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	700	110,355

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	300	8,771

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	375	11,246

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	1,000	27,726

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	750	20,795

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	1,000	127,602

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.13%, due 12/01/12. Counterparty: UBS AG	12/20/12	1,300	163,035

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	400	(6,532)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	45	(890)

68 /

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) — SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	$100	$(2,081)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	155	(3,011)

The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 7.88%, due 08/01/11. Counterparty: UBS AG	12/20/12	2,000	142,351

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	800	(39,105)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	300	4,889

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	300	4,889

The Fund pays a fixed rate equal to 1.15% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Altria Group, Inc. 7.00%, due 11/04/13. Counterparty: CS First Boston	03/20/14	1,000	11,000

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co. 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.	03/20/14	345	2,921

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc. 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.	03/20/14	345	19,445

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: UBS AG	12/20/14	2,500	(96,164)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	800	(39,987)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	600	(1,201)

The Fund pays a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Securitized Asset Backed Receivables LLC Trust 2005-EC1 B3, 7.22%, due 01/25/35. Counterparty: Bear Stearns Cos., Inc.	01/25/35	223	193,344

			$1,454,906

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — SINGLE ISSUES

The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.63%, due 02/17/09. Counterparty: CS First Boston	03/20/09	AA	$1,200	$2,248	$2,248

Receive a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston	12/20/10	AAA	460	18,746	18,746

The Fund receives a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the Ameriquest Mortgage Securities, Inc. 2004-R7 A4, 5.84%, due 08/25/34. Counterparty: Deutsche Bank AG	07/25/34	AAA	1,327	(139,234)	(139,234)

				$(118,240)	$(118,240)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	$(1,683,767)	3,000	(126,456)	(1,810,223)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	(2,448,364)	4,800	(447,992)	(2,896,356)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(581,648)	1,160	(118,305)	(699,953)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(1,071,159)	2,100	(195,997)	(1,267,156)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(1,005,124)	5,890	(2,548,946)	(3,554,070)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(2,749,102)	5,000	(294,992)	(3,044,094)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston	01/25/38	(2,887,795)	5,300	(338,945)	(3,226,740)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc	01/25/38	(1,703,789)	3,200	(244,431)	(1,948,220)

/ 69

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) — TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.	01/25/38	$(1,730,410)	$3,250	$(248,251)	$(1,978,661)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(1,080,387)	2,400	(380,778)	(1,461,165)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(3,236,068)	4,000	(267,633)	(3,503,701)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(4,045,085)	5,000	(334,541)	(4,379,626)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(3,126,131)	3,900	(289,978)	(3,416,109)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(2,750,658)	3,400	(227,488)	(2,978,146)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(2,258,299)	2,800	(194,292)	(2,452,591)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.	05/25/46	(413,070)	1,100	(143,186)	(556,256)

		$(32,770,856)		$(6,402,211)	$(39,173,067)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $338,799,708 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$24,359,225
Gross unrealized depreciation	(112,672,391)

Net unrealized (depreciation)	$(88,313,166)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $37,154,196 representing 27.04% of total net assets.

[4]	Illiquid security.
[5]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 4.33%, 07/13/14	$992,108	$683,125	0.50%
12/19/06	Boston Generating LLC 1st Lien, 2.71%, 12/19/13	2,953,241	1,771,945	1.29%
05/09/08	Calpine CCFC I Term Loan, 7.46%, 08/26/09	499,020	484,947	0.35%
04/12/07	Carestream Health, Inc. Term Loan, 7.97%, 10/30/13	2,265,531	604,688	0.44%
05/24/07	Cebridge 2nd Lien (PIK), 9.13%, 05/05/14	2,573,465	1,165,907	0.85%
09/26/07	General Motors Corp. Strip II, 5.67%, 07/20/11	1,429,875	646,350	0.47%
04/16/08	Kelson 1st Lien, 4.71%, 03/16/13	525,376	406,067	0.29%
08/09/06	Murray Bank Loan 3rd Lien, 8.50%, 07/28/11	1,097,529	943,875	0.69%
08/21/06	Northwest Air Dip, 2.39%, 05/21/12	3,655,341	2,724,063	1.98%
04/19/05	Terwin Mortgage Trust 2005-P1 A, 0.00%	2,893	114	0.00%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 5.71%, 12/15/14	1,000,000	545,000	0.40%
05/17/07	Tribune 1st Lien Term Loan B, 6.50%, 05/24/14	2,847,876	1,134,281	0.82%
02/01/07	United Air Lines, Inc., 2.65%, 02/01/14	1,210,385	589,458	0.43%

		$21,052,640	$11,699,820	8.51%

[7]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.
[8]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $59,115,915 which is 43.02% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

(TBA): To be announced

70 /

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 88.34%
ASSET-BACKED SECURITIES — 27.63%**
ACE Securities Corp. 2004-FM1 B1A
5.72%	09/25/33	[2]	$17,188	$1,715
ACE Securities Corp. 2006-SL1 A
0.63%	09/25/35	[2]	413,570	133,730
Asset Backed Funding Certificates 2003-WF1 A2
2.52%	12/25/32	[2]	93,221	67,921
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
3.20%	08/15/33	[2]	96,202	63,910
Asset Backed Securities Corp. Home Equity 2005-HE6 A2D
0.75%	07/25/35	[2]	185,254	178,051
Bayview Financial Acquisition Trust 2005-A A1
0.97%	02/28/40	2,3,†	65,000	48,118
Bayview Financial Acquisition Trust 2006-B 2A2
0.67%	04/28/36	[2]	141,481	132,901
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
0.97%	12/28/40	2,3,†	2,400,000	1,872,656
Castle Trust 2003-1AW A1
1.95%	05/15/27	2,3,†	605,675	333,125
Citigroup Mortgage Loan Trust, Inc. 2006-WFH2 A2A
0.62%	08/25/36	[2]	2,131,804	1,620,171
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	546,357	334,388
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		508,636	503,952
Countrywide Asset-Backed Certificates 2004-1 2A
0.71%	04/25/34	[2]	3,777	1,188
Countrywide Asset-Backed Certificates 2007-10 2A2
0.59%	06/25/47	2,†	110,000	69,301
Credit-Based Asset Servicing and Securitization LLC 2003-CB1 AF (STEP)
3.95%	01/25/33		109,774	101,967
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV1
0.51%	05/25/36	[2]	1,431	1,421
Credit-Based Asset Servicing and Securitization LLC 2007-CB1 AF1A
0.54%	01/25/37	[2]	157,397	105,332
Embarcadero Aircraft Securitization Trust 2000-A A1
1.68%	08/15/25	2,3,†	764,837	405,384
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 M1
0.87%	03/25/35	[2]	1,450,000	1,112,829
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF12 A2
0.51%	09/25/36	[2]	51,211	47,575
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		3,832	3,827
Genesis Funding Ltd. 2006-1A G1
0.82%	12/19/32	2,3,†	1,750,000	875,095
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
0.91%	06/25/30	[2]	557,149	325,838
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		101,276	91,654
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		57,243	42,822
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		121,564	92,203
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15		3,671	3,669
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		55,801	39,394
GSAMP Trust 2004-FM1 M2
2.57%	11/25/33	[2]	422,485	275,006
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	[4]	100,000	23,977
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
0.89%	03/20/36	2,†	1,100,000	473,030
HFC Home Equity Loan Asset Backed Certificates 2007-2 A4
0.81%	07/20/36	[2]	125,000	43,486
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
0.82%	07/20/36	2,†	1,300,000	676,095
Home Equity Asset Trust 2005-6 1A2
0.75%	12/25/35	[2]	1,476,074	1,118,754
Home Equity Asset Trust 2007-3 2A2
0.65%	08/25/37	2,†	2,650,000	1,987,695
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
1.60%	05/25/33	[2]	626,562	493,777
IndyMac Index Mortgage Loan Trust 2006-AR2 1A1A
0.69%	04/25/46	[2]	67,225	27,250

/ 71

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		$708,680	$529,162
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		253,100	189,875
Inman Square Funding Ltd. 2005-2A I
4.66%	10/06/40	2,3,4,†	2,140,410	674,238
MASTR Asset Backed Securities Trust 2006-HE4 A1
0.52%	11/25/36	[2]	40,023	36,908
MASTR Asset Backed Securities Trust 2007-HE1 A2
0.62%	05/25/37	[2]	315,000	193,500
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP)
8.00%	09/25/23		20,892	20,592
Merrill Lynch First Franklin Mortgage Loan Trust 2007-4 2A4
0.72%	07/25/37	[2]	30,000	11,400
Merrill Lynch Mortgage Investors, Inc. 2007-HE1 A2D
0.80%	02/25/37	[2]	90,000	26,880
Morgan Stanley ABS Capital I 2004-NC2 M2
2.27%	12/25/33	[2]	48,990	37,128
Nationstar Home Equity Loan Trust 2007-B 2AV4
0.79%	04/25/37	[2]	205,000	66,004
Oakwood Mortgage Investors, Inc. 2002-B A1
1.43%	05/15/13	[2]	140,514	68,303
Option One Mortgage Loan Trust 2002-1 A
1.05%	02/25/32	[2]	91,356	66,432
Option One Mortgage Loan Trust 2003-2 A2
1.07%	04/25/33	[2]	124,859	84,759
Option One Mortgage Loan Trust 2003-5 A2
0.79%	08/25/33	[2]	84,744	40,961
Residential Asset Mortgage Products, Inc. 2003-RS1 AII
1.25%	02/25/33	[2]	62,696	26,989
Residential Asset Securities Corp. 2003-KS3 A2
1.07%	05/25/33	[2]	44,328	33,218
Residential Asset Securities Corp. 2007-KS4 A2
0.65%	05/25/37	[2]	100,000	62,118
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1
0.58%	03/25/36	[2]	168,770	156,983
Resmae Mortgage Loan Trust 2006-1 A1B
0.74%	02/25/36	[2,3]	329,289	251,124
Saxon Asset Securities Trust 2004-1 M1
1.27%	03/25/35	[2]	270,000	157,189
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
0.60%	05/25/37	[2]	1,762,975	1,439,246
SG Mortgage Securities Trust 2006-FRE1 A1B
0.74%	02/25/36	[2]	239,737	177,565
Soundview Home Equity Loan Trust 2007-NS1 A4
0.77%	01/25/37	[2]	50,000	14,910
Structured Asset Receivables Trust 2003-1A CTFS
4.92%	01/21/10	2,3,†	427,613	303,652
Structured Asset Receivables Trust 2003-2A CTFS
4.82%	01/21/09	2,3,†	61,601	54,216
Structured Asset Receivables Trust 2005-1A CTFS
4.92%	01/21/15	2,3,†	2,325,220	1,744,170
Structured Asset Securities Corp. 2007-BC2 A3
0.60%	03/25/37	[2]	1,840,000	1,192,424
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	[3,4]	13,932,321	121,908
Terwin Mortgage Trust 2005-7SL A1
0.74%	07/25/35	[2,3]	60,135	55,951
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		260,545	257,702

Total Asset-Backed Securities (Cost $30,399,722)				21,824,714

CORPORATES — 19.27%*
Banking — 2.23%
BAC Capital Trust XV
3.00%	06/01/56	[2]	300,000	130,606
Banponce Trust I A
8.33%	02/01/27		900,000	744,249
Chase Capital II B
3.69%	02/01/27	2,†	800,000	384,011
First Chicago NBD Institutional Capital I
3.74%	02/01/27	2,†	50,000	25,250
JPMorgan Chase Capital XIII M
2.42%	09/30/34	2,†	859,000	481,043

				1,765,159

Electric — 2.35%
Entergy Louisiana LLC
5.83%	11/01/10		8,000	7,743
Midwest Generation LLC
8.30%	07/02/09		715,622	712,044
Mirant Mid Atlantic LLC A
8.63%	06/30/12		823,766	754,775

72 /

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Power Contract Financing LLC
6.26%	02/01/10	[3]	$363,574	$356,371
W3A Funding Corp.
8.09%	01/02/17		25,900	25,690

				1,856,623

Finance — 8.15%
Bear Stearns Cos., Inc. (The) (MTN)
2.26%	08/21/09	[2]	45,000	44,402
Capital One Financial Corp. (MTN)
2.47%	09/10/09	[2]	575,000	547,798
Citigroup, Inc.
3.14%	11/05/14	[2]	1,569,000	1,175,644
3.85%	05/15/18	[2]	280,000	204,671
4.13%	02/22/10		65,000	63,882
Credit Suisse Guernsey Ltd. 1
2.84%	05/29/49	[2]	1,035,000	515,978
Credit Suisse USA, Inc.
2.35%	08/16/11	[2]	80,000	72,659
Ford Motor Credit Co. LLC
6.32%	01/15/10	[2]	1,072,000	858,940
7.57%	01/13/12	[2]	766,000	498,857
General Electric Capital Corp. A (MTN)
2.26%	09/15/14	[2]	25,000	19,272
Goldman Sachs Group, Inc. (The)
2.89%	02/06/12	[2]	15,000	12,710
Goldman Sachs Group, Inc. B (The) (MTN)
4.46%	07/22/15	[2]	400,000	296,000
Lehman Brothers Holdings, Inc. (MTN)
2.91%	11/16/09	[5]	1,200,000	114,000
3.00%	07/18/11	[5]	620,000	58,900
MBNA Capital A
8.28%	12/01/26		800,000	665,342
MBNA Capital B
3.99%	02/01/27	[2]	809,000	484,351
Morgan Stanley
5.03%	01/15/10	[2]	20,000	18,637
6.75%	04/15/11		105,000	103,366
Morgan Stanley (MTN)
4.95%	10/18/16	[2]	500,000	344,627
Woodbourne Capital Trust I
1.54%	04/08/49	[2,3,4]	150,000	85,500
Woodbourne Capital Trust II
1.54%	04/08/49	[2,3,4]	150,000	85,500
Woodbourne Capital Trust III
1.54%	04/08/49	[2,3,4]	150,000	85,500
Woodbourne Capital Trust IV
1.54%	04/08/49	[2,3,4]	150,000	85,500

				6,442,036

Health Care — 1.50%
Cardinal Health, Inc.
1.71%	10/02/09	[2]	1,245,000	1,181,346

Real Estate Investment Trust (REIT) — 2.87%
BRE Properties, Inc.
5.75%	09/01/09		365,000	347,657
CPG Partners LP
8.25%	02/01/11		35,000	30,689
First Industrial LP
5.25%	06/15/09		450,000	421,835
HRPT Properties Trust
2.52%	03/16/11	[2]	729,000	535,621
Reckson Operating Partnership LP
7.75%	03/15/09		30,000	28,686
Rouse Co. LP (The)
3.63%	03/15/09		40,000	16,800
Simon Property Group LP
4.88%	08/15/10		1,000,000	885,035

				2,266,323

Transportation — 2.17%
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10		3,861	3,784
American Airlines, Inc. 2001-2 A1
6.98%	04/01/11	[6]	15,897	13,830
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11		1,477,779	1,285,667
United Air Lines, Inc. 2000-2 A1
7.03%	10/01/10		248,698	228,802
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[6]	196,397	182,649

				1,714,732

Total Corporates (Cost $19,836,424)				15,226,219

BANK LOANS — 5.58%*
Communications — 0.60%
Cebridge 2nd Lien
7.69%	05/05/14		1,000,000	471,667

Consumer Discretionary — 0.36%
Tribune 1st Lien Term Loan B
6.50%	05/24/14	[7]	987,500	282,142

/ 73

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Electric — 0.98%
Calpine CCFC I Term Loan
7.46%	08/26/09	[7]	$795,812	$775,916

Finance — 0.21%
Kelson 1st Lien
4.71%	03/16/13	[7]	215,747	162,427

Health Care — 1.96%
Community Health Systems, Inc. 1st Lien
3.40%	07/25/14	[7]	953,428	747,011
HCA Term Loan A
3.46%	11/18/12	[7]	947,245	803,974

				1,550,985

Transportation — 1.47%
Northwest Air Dip
2.39%	05/21/12	[7]	1,107,437	818,318
United Air Lines, Inc.
2.65%	02/01/14	[7]	707,222	344,417

				1,162,735

Total Bank Loans (Cost $6,596,410)				4,405,872

MORTGAGE-BACKED — 35.86%**
Commercial Mortgage-Backed — 7.77%
Bayview Commercial Asset Trust 2004-2 A
0.90%	08/25/34	[2,3]	1,261,311	1,109,871
Bayview Commercial Asset Trust 2005-2A A1
0.78%	08/25/35	[2,3]	693,361	531,454
Bayview Commercial Asset Trust 2007-1 A1
0.69%	03/25/37	2,3,†	2,579,713	2,038,005
Bayview Commercial Asset Trust 2007-3 A1
0.71%	07/25/37	2,3,†	2,719,884	2,077,180
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
0.56%	02/25/37	[2]	61,760	56,104
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 AM
6.06%	02/15/51	[2]	750,000	325,334
Morgan Stanley Mortgage Loan Trust 2004-2AR 1A
5.43%	02/25/34	[2]	3,959	2,189

				6,140,137

Non-Agency Mortgage-Backed — 21.31%
Alliance Bancorp Trust 2007-OA1 A1
0.71%	07/25/37	[2]	3,049,123	1,182,645
American Home Mortgage Assets 2006-2 2A1
0.66%	09/25/46	[2]	2,027,825	807,652
American Home Mortgage Assets 2007-4 A2
0.66%	08/25/37	[2]	1,980,000	1,117,397
American Home Mortgage Investment Trust 2007-2 11A1
0.70%	03/25/47	[2]	92,746	71,917
Banc of America Mortgage Securities, Inc. 2003-A 2A2
6.80%	02/25/33	[2]	13,986	10,877
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
0.67%	11/25/36	[2]	1,706,129	681,178
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
0.68%	06/25/37	[2]	1,731,087	654,441
Chevy Chase Mortgage Funding Corp. 2004-1A A1
0.75%	01/25/35	[2,3]	729,463	643,436
Chevy Chase Mortgage Funding Corp. 2005-2A A1
0.65%	05/25/36	[2,3]	797,274	635,995
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		69,723	64,176
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.15%	02/25/34	[2]	688,337	388,888
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.88%	05/25/35	4,8,†	1,619,512	7,655
Countrywide Alternative Loan Trust 2005-16 A5
0.75%	06/25/35	[2]	80,632	21,849
Countrywide Alternative Loan Trust 2005-17 1X3 (IO)
4.06%	06/25/35	[4,8]	157,793	2,416
Countrywide Alternative Loan Trust 2005-27 2A1
3.61%	08/25/35	[2]	1,305,830	564,496
Countrywide Alternative Loan Trust 2005-27 3A2
3.36%	08/25/35	[2]	111,594	45,118
Countrywide Alternative Loan Trust 2005-51 2A2A
0.80%	11/20/35	[2]	72,253	59,406
Countrywide Alternative Loan Trust 2005-59 1A1
0.80%	11/20/35	[2]	1,385,739	695,862
Countrywide Alternative Loan Trust 2005-61 2A1
0.75%	12/25/35	[2]	718,483	325,700
Countrywide Alternative Loan Trust 2005-72 A1
0.74%	01/25/36	[2]	1,068,800	504,115

74 /

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2006-OA12 A2
0.72%	09/20/46	[2]	$2,394,552	$823,034
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
4.22%	05/20/46	[4]	5,903,194	107,918
CS First Boston Mortgage Securities Corp. 1997-2 A
7.50%	06/25/20	[3]	14,853	14,808
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
0.99%	09/19/44	[2]	76,616	39,243
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
0.95%	07/19/44	[2]	21,394	13,436
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
0.79%	03/19/45	[2]	109,388	52,517
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
5.17%	11/19/32	[2]	28,704	25,506
First Horizon Asset Securities, Inc. 2003-AR1 2A1
5.77%	03/25/33	[2]	20,978	16,707
Harborview Mortgage Loan Trust 2004-8 2A4A
0.98%	11/19/34	[2]	99,598	50,061
Harborview Mortgage Loan Trust 2005-1 X (IO)
3.52%	03/19/35	[4,8]	2,249,763	30,583
Harborview Mortgage Loan Trust 2005-10 X (IO)
3.05%	11/19/35	[4]	216,462	1,488
Harborview Mortgage Loan Trust 2005-11 2A1A
0.89%	08/19/45	[2]	147,278	65,121
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
0.86%	12/25/34	[2]	279,277	144,660
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.80%	12/25/34	[4,8]	952,387	8,333
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
0.87%	08/25/34	[2]	45,049	22,265
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
0.90%	09/25/34	[2]	212,405	110,052
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
0.87%	11/25/34	[2]	45,709	23,322
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1A
0.78%	10/25/36	[2]	133,944	61,725
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
1.25%	10/25/36	[2]	145,106	65,913
IndyMac Index Mortgage Loan Trust 2005-AR2 2A2A
0.81%	02/25/35	[2]	60,347	28,195
Lehman XS Trust 2007-12N 1A3A
0.67%	07/25/47	[2]	4,000,000	171,390
MASTR Seasoned Securities Trust 2004-1 4A1
5.20%	10/25/32	[2]	288,843	232,553
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		46,860	46,883
Residential Accredit Loans, Inc. 2005-QO3 A1
0.87%	10/25/45	[2]	2,336,701	1,079,491
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		261,096	260,900
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		52,584	51,720
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		24,483	24,933
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
4.76%	12/27/35	[2]	2,086,968	1,282,399
Structured Asset Mortgage Investments, Inc. 2006-AR5 1A1
0.68%	05/25/46	[2]	76,881	32,662
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
0.67%	10/25/36	[2]	2,149,185	849,847
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	7,485	6,559
Structured Asset Securities Corp. 2002-5A 6A
6.28%	04/25/32	[2]	35,676	31,885
Summit Mortgage Trust 2000-1 B5
6.78%	12/28/12	[2,3]	22	22
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	[3]	1,481,970	926
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
3.03%	04/25/47	[2]	2,017,630	890,378
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
4.57%	01/25/33	[2]	111,393	88,300

/ 75

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
3.66%	06/25/42	[2]	$11,877	$8,698
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
3.20%	05/25/46	2,†	1,912,381	1,243,055
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		364,622	339,897

				16,832,604

U.S. Agency Mortgage-Backed — 6.78%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23		363,844	54,362
Fannie Mae 2002-94 BJ (IO)
5.50%	04/25/16		3,547	18
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		533,103	46,506
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	130,108
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		219,151	3,100
Fannie Mae G-36 ZB
7.00%	11/25/21		3,977	4,240
Fannie Mae Pool 646884
5.48%	05/01/32	[2,9]	208,165	208,851
Fannie Mae Pool 802665
5.74%	12/01/34	[2]	29,480	30,247
Fannie Mae Pool 887714
6.03%	08/01/36	[2,9]	1,771,977	1,813,336
Freddie Mac 2 L
8.00%	11/25/22		31,940	33,980
Freddie Mac 2080 PJ
6.50%	08/15/28	[9]	642,139	669,719
Freddie Mac Gold G12393
5.50%	10/01/21	[9]	100,717	104,057
Freddie Mac Non Gold Pool 1L0113
5.73%	05/01/35	[2,9]	513,138	519,126
Freddie Mac Non Gold Pool 781908
4.56%	09/01/34	[2]	85,843	84,804
Freddie Mac Non Gold Pool 788498
5.78%	02/01/30	[2,9]	472,369	468,993
Freddie Mac Non Gold Pool 847288
4.20%	05/01/34	[2,9]	837,497	842,204
Ginnie Mae 2003-82 IO (IO)
5.50%	03/20/29		23,765	371
Ginnie Mae II Pool 80968
4.63%	07/20/34	[2,9]	$349,908	$340,886

				5,354,908

Total Mortgage-Backed (Cost $47,033,123)				28,327,649

Total Bonds — 88.34% (Cost $103,865,679)				69,784,454

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 27.22%
Commercial Paper — 1.73%
BNP Paribas Finance, Inc.
0.34%[10]	01/20/09		$1,370,000	1,369,767

Money Market Fund — 10.94%
Goldman Sachs Group, Inc. (The),	1.40%		8,642,000	8,642,000

U.S. Agency Discount Notes — 14.55%
Fannie Mae
0.10%[10]	02/23/09	[9]	6,252,000	6,250,419
0.50%[10]	01/30/09		2,455,000	2,454,379
Federal Home Loan Bank
0.08%[10]	01/21/09		490,000	489,979
0.08%[10]	01/28/09		2,300,000	2,299,867

				11,494,644

Total Short Term Investments (Cost $21,506,757)				21,506,411

Total Investments — 115.56% (Cost $125,372,436)[1]				91,290,865

Liabilities in Excess of Other
Assets — (15.56)%				(12,295,527)

Net Assets — 100.00%				$78,995,338

Counterparty	Maturity Date		Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC, 3.00%	01/05/09		$(3,407,000)	$(3,407,000)
Barclays Bank PLC, 3.15%	01/05/09		(601,000)	(601,000)
Barlcays Bank PLC, 2.90%	01/05/09		(97,000)	(97,000)

Total Reverse Repurchase Agreements			$(4,105,000)	$(4,105,000)

76 /

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
222	S&P 500 Index, March 2009	$1,919,896

	Net unrealized appreciation	$1,919,896

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
11	U.S. Treasury Two Year Note, March
	2009	$(32,513)

	Net unrealized depreciation	$(32,513)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN

The Fund pays a floating rate based on 3-month USD LIBOR minus 5 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Goldman Sachs Group, Inc.	02/04/09	$10	$(895,581)

The Fund pays a floating rate based on 3-month USD LIBOR minus 10 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: Goldman Sachs Group, Inc.	03/04/09	10	189,206

			$(706,375)

SWAPS: INTEREST RATE

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 2.98 % semi-annually. Counterparty: Citigroup, Inc.	09/22/10	2,418	83,990

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/14	7,320	492,353

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.27% quarterly. Counterparty: CS First Boston	10/30/14	5,360	464,142

The Fund receives a rate based on 3-month USD LIBOR and the Fund pays the counterparty a fixed rate equal to 4.29% semi-annually. Counterparty: Citigroup, Inc.	10/30/14	1,920	167,829

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/31/22	900	7,749

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Barclays Capital, Inc.	10/27/39	1,925	(456,302)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.31% semi-annually. Counterparty: Citigroup, Inc.	10/30/39	520	(154,174)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.32% quarterly. Counterparty: CS First Boston	10/30/39	1,450	(430,630)

			$174,957

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	$300	8,055

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	200	4,773

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	295	32,730

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	325	(5,307)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	100	(1,977)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	240	(4,993)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	390	(7,577)

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	220	(6,567)

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	500	(14,023)

/ 77

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)[b]	Value
SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES (continued)

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	$80	$(3,910)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	75	1,222

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	75	1,222

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	100	3,333

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Hewlett Packard Co. 5.40%, due 03/01/17. Counterparty: Citigroup, Inc.	03/20/14	155	1,312

The Fund pays a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Deutsche Bank AG	03/20/14	450	59,206

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 6.00%, due 08/15/35. Counterparty: Deutsche Bank AG	03/20/14	25	445

The Fund pays a fixed rate equal to 0.82% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Arrow Electronics, Inc. 6.88%, due 06/01/18. Counterparty: Citigroup, Inc.	03/20/14	155	8,736

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	80	(3,999)

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.13%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	150	(300)

			$72,381

Issues	Expiration Date	Credit Rating[a]	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - SINGLE ISSUES

The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.63%, due 02/17/09. Counterparty: CS First Boston	03/20/09	AA	$550	$1,030	$1,030

Receive a fixed rate equal to 6.55% and the Fund will pay to the counterparty at par including interest accrued in the event of default of General Electric Capital Corp., 5.63%, due 09/15/17. Counterparty: CS First Boston	12/20/10	AAA	$510	$20,784	$20,784

				$21,814	$21,814

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	$(639,831)	1,140	(48,054)	(687,885)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Goldman Sachs Group, Inc.	08/25/37	(153,023)	300	(27,999)	(181,022)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	(190,540)	380	(38,755)	(229,295)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	(212,458)	1,245	(538,784)	(751,242)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	(412,365)	750	(44,249)	(456,614)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: CS First Boston	01/25/38	(299,677)	550	(35,173)	(334,850)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Royal Bank of Scotland Group Plc	01/25/38	(266,217)	500	(38,192)	(304,409)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Goldman Sachs Group, Inc.	01/25/38	(212,974)	400	(30,554)	(243,528)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	(222,634)	500	(81,775)	(304,409)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Bank of America Corp.	05/25/46	(283,156)	350	(23,418)	(306,574)

78 /

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2008 (Unaudited)

Issues	Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)[b]	Appreciation/ (Depreciation)	Value[c]
SWAPS: CREDIT DEFAULT (WRITTEN) - TRADED INDICES (continued)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	$(323,607)	$400	$(26,763)	$(350,370)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: CS First Boston	05/25/46	(240,472)	300	(22,306)	(262,778)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Royal Bank of Scotland Group Plc	05/25/46	(242,705)	300	(20,073)	(262,778)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Goldman Sachs Group, Inc.	05/25/46	(201,634)	250	(17,347)	(218,981)

The Fund receives a fixed rate equal to 0.11% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 06-2, due 05/25/46. Counterparty: Citigroup, Inc.	05/25/46	(112,655)	300	(39,051)	(151,706)

		$(4,013,948)		$(1,032,493)	$(5,046,441)

[a]	Using Standard & Poor’s rating of the issuer.
[b]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[c]

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes:

[1]	Cost for financial reporting purposes is $125,372,435 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$156,940
Gross unrealized depreciation	(34,238,510)

Net unrealized (depreciation)	$(34,081,570)

[2]	Floating rate security. The rate disclosed is that in effect at December 31, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2008 was $14,824,093 representing 18.77% of total net assets.

[4]	Illiquid security.
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/02/08	Calpine CCFC I Term Loan, 7.46%, 08/26/09	$799,765	$775,916	0.98%
06/28/07	Community Health Systems, Inc. 1st Lien, 3.40%, 07/25/14	953,428	747,011	0.94%
10/22/07	HCA Term Loan A, 3.46%, 11/18/12	924,103	803,974	1.02%
03/07/07	Kelson 1st Lien, 4.71%, 03/16/13	215,747	162,427	0.21%
08/21/06	Northwest Air Dip, 2.39%, 05/21/12	1,014,374	818,318	1.03%
05/17/2007	Tribune 1st Lien Term Loan B, 6.50%, 05/24/14	981,771	282,142	0.36%
02/01/2007	United Air Lines, Inc., 2.65%, 02/01/14	707,222	344,417	0.44%

		$5,596,410	$3,934,205	4.98%

[8]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2008.
[9]	Securities, or a portion there of, pledged as collateral for futures, written options and reverse repurchase agreements.
[10]	Represents annualized yield at date of purchase.
†

Fair valued security. The aggregate value of fair valued securities is $16,107,362 which is 20.39% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure does not necessarily indicate the treatment of those securities under FAS 157, as discussed in the Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(STEP): Step coupon bond

/ 79

Notes to Schedules of Portfolio Investments

December 31, 2008

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees (the “Board’). Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board. The fair valued securities at December 31, 2008 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have net been determined as of December 31, 2008.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of April 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

80 /

Notes to Schedules of Portfolio Investments (continued)

The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

PORTFOLIO	FAIR VALUE MEASUREMENTS
		LEVEL 1	LEVEL 2	LEVEL 3
	TOTAL MARKET VALUE AT DECEMBER 31, 2008	QUOTED PRICE	SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
Ultra Short Bond Fund
Investments in Securities	$119,333,241	$—	$117,970,422	$1,362,819
Other Financial Instruments*	(11,116,069)	(177,689)	(10,938,380)	—

Total	$108,217,172	$(177,689)	$107,032,042	$1,362,819

Low Duration Bond Fund
Investments in Securities	$1,259,940,095	$—	$1,256,724,428	$3,215,667
Other Financial Instruments*	(81,579,495)	(1,895,959)	(79,683,536)	—

Total	$1,178,360,600	$(1,895,959)	$1,177,040,892	$3,215,667

Intermediate Bond Fund
Investments in Securities	$178,023,020	$—	$177,932,401	$90,619
Other Financial Instruments*	(2,654,538)	62,647	(2,717,185)	—

Total	$175,368,482	$62,647	$175,215,216	$90,619

Total Return Bond Fund
Investments in Securities	$6,463,165,878	$—	$6,460,193,044	$2,972,834
Other Financial Instruments*	(96,483,665)	(9,659,010)	(86,824,655)	—

Total	$6,366,682,213	$(9,659,010)	$6,373,368,389	$2,972,834

High Yield Bond Fund
Investments in Securities	$114,084,386	$40,950	$114,002,251	$41,185
Other Financial Instruments*	(2,575,043)	(497,968)	(2,077,075)	—

Total	$111,509,343	$(457,018)	$111,925,176	$41,185

Strategic Income Fund
Investments in Securities	$250,486,542	$85,050	$239,932,079	$10,469,413
Other Financial Instruments*	(48,461,333)	(904,104)	(47,557,229)	—

Total	202,025,209	$(819,054)	$192,374,850	$10,469,413

AlphaTrak 500 Fund
Investments in Securities	$91,290,865	$—	$90,352,527	$938,338
Other Financial Instruments*	(7,701,281)	1,887,383	(9,588,664)	—

Total	$83,589,584	$1,887,383	$80,763,863	$938,338

*	Other financial instruments include (but may not be limited to) reverse repurchase agreements, swap contracts, futures, written options and short sales.

/ 81

Notes to Schedules of Portfolio Investments (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	ULTRA SHORT BOND FUND	LOW DURATION BOND FUND	INTERMEDIATE BOND FUND	TOTAL RETURN BOND FUND
Balance as of March 31, 2008	$3,138,322	$7,813,121	$190,458	$6,689,769
Accrued discounts/premiums	616	7,434	—	10,749
Realized gain (loss)	723	9,654	—	34,241
Change in unrealized appreciation (depreciation)	(1,547,247)	(3,765,416)	(111,771)	(2,598,536)
Net purchases (sales)	(229,595)	(849,126)	11,932	(1,163,389)

Balance as of December 31, 2008	$1,362,819	$3,215,667	$90,619	$2,972,834

		HIGH YIELD BOND FUND	STRATEGIC INCOME FUND	ALPHATRAK 500 FUND
Balance as of March 31, 2008		$103,611	$24,311,269	$1,996,997
Accrued discounts/premiums		—	99,723	(939)
Realized gain (loss)		—	85,348	834
Change in unrealized appreciation (depreciation)		95,824	(10,388,620)	(817,059)
Net purchases (sales)		(158,250)	(3,638,307)	(241,495)

Balance as of December 31, 2008		$41,185	$10,469,413	$938,338

FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”):

The Position amends FASB Statement No. 133 (“FAS 133”, Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee.

Credit Default Swaps:

A Fund may enter into credit default swaps for investment purposes or to manage its credit risk. A Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). A Fund may either buy or sell (write) credit default swaps on single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g. bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index. As a buyer, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the sweep less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty to the transaction, a Fund may recover amounts paid under the agreement either partially or in total by offsetting any payables and/or receivables with collateral held or pledged.

82 /

Notes to Schedules of Portfolio Investments (continued)

Capital Loss Carryforwards:

At March 31, 2008, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016
Ultra Short Bond Fund	—	$171,312	$1,489,244
Low Duration Bond Fund	$5,831,064	—	—
High Yield Bond Fund	112,035	—	161,051
Strategic Income Fund	61,791	1,235,093	9,036,932

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www-sec-gov.

/ 83

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ David Lippman
David Lippman, President and Principal Executive Officer (principal executive officer)

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lippman
David Lippman, President and Principal Executive Officer (principal executive officer)

Date February 27, 2009

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer (principal financial officer)

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.